   As filed with the U.S. Securities and Exchange Commission on October 29, 2007
                                                              File No. 811-09035
                                                              File No. 333-65225

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [X]
         Pre-Effective Amendment No. __                                     [ ]
         Post-Effective Amendment No. 10                                    [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [ ]
         Amendment No. 11                                                   [X]

                        (Check appropriate box or boxes.)

                                THE BARRETT FUNDS
               (Exact Name of Registrant as Specified in Charter)

                       90 Park Avenue, New York, NY 10016
               (Address of Principal Executive Office) (Zip Code)

        Registrant's Telephone Number, including Area Code (212) 983-5080

              Peter H. Shriver, 90 Park Avenue, New York, NY 10016
                     (Name and Address of Agent for Service)

                  Please send copies of all communications to:

                             Michael P. O'Hare, Esq.
                      Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103
                                 (215) 564-8198

It is proposed that this filing will become effective (check appropriate box):

[X]  immediately upon filing pursuant to paragraph (b)
[ ]  on [Date]pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(1)
[ ]  on [Date] pursuant to paragraph (a)(1)
[ ]  75 days after filing pursuant to paragraph (a)(2)
[ ]  on [Date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ]  This  post-effective  amendment  designates  a  new  effective  date  for a previously filed post-effective amendment.

                                THE BARRETT FUNDS

                                [GRAPHIC OMITTED]

                               BARRETT GROWTH FUND
                                   PROSPECTUS

                             Objectives and Process

     The Barrett Growth Fund seeks to achieve long-term capital appreciation and to maximize after-tax returns.  Since its founding in 1937, Barrett  Associates,
Inc., the Fund's  investment  adviser,  has invested  client assets in stocks of high-quality,  superior growth  companies at reasonable  prices.  The investment adviser performs comprehensive,  independent research in order to identify those companies  with the  following  characteristics:  proven  products,  high profit margins,  strong  prospects for growth in unit sales and market share,  superior management, significant insider ownership and sound balance sheets.

     As of September 30, 2007, Barrett  Associates  supervised over $2.1 billion
for  approximately  900  client  accounts   including   families,   individuals,
foundations and other entities. Many of the firm's clients have utilized Barrett
Associates' services for more than three generations.

     The  Barrett  Growth  Fund  was  organized  to  provide  investors  with  a cost-efficient  opportunity  to  benefit  from  Barrett  Associates'  investment philosophy of "Growth at a Reasonable Price," without being required to maintain a large account balance.  The Fund seeks to meet shareholder goals by purchasing and holding  stocks for the long term and  minimizing  turnover,  thereby taking advantage of favorable long-term capital gains tax rates.

                               BARRETT GROWTH FUND

                             Purchasing high-quality
                           growth stocks at reasonable
                    prices for long-term capital appreciation

                                   PROSPECTUS

                                October 31, 2007

                                THE BARRETT FUNDS
                       c/o U.S. Bancorp Fund Services, LLC
                            615 East Michigan Street
                               Milwaukee, WI 53202
                                 (877) 363-6333

Shares of the Barrett Growth Fund are sold on a no-load basis through investment advisers, consultants, financial planners, brokers, dealers and other investment professionals. Shares are available for IRAs and retirement plans.

As with all mutual funds, the U.S.  Securities and Exchange Commission (SEC) has
not approved or disapproved these securities and does not guarantee the accuracy or  completeness  of  this  Prospectus.  It is a  criminal  offense  to  suggest otherwise.

                                TABLE OF CONTENTS

                         Investment Goal and Philosophy

The Barrett Growth Fund seeks to achieve long-term  capital  appreciation and to maximize  after-tax  returns.  The Fund takes a conservative  approach to growth stock investing that emphasizes "Growth at a Reasonable Price." The Fund invests in common stocks of high-quality  companies that the investment adviser believes have  superior  growth  potential and stocks that can be purchased at reasonable prices. The Fund has a long-term investment outlook.

                               Investment Process

The Fund invests primarily in a diversified  portfolio of common stocks of large and mid-sized U.S. companies selected by the Fund's investment adviser,  Barrett
Associates,  Inc.,  which was founded in 1937. The investment  adviser  performs comprehensive,  independent  research designed to identify companies with proven products and  performance,  strong  fundamental  financial  characteristics  and attractive  growth  prospects.  The  investment  adviser  seeks  companies  that dominate their markets and benefit from technological  advantages,  economies of scale or other factors that limit the ability of  competitors  to enter the same markets.  The investment adviser also prefers companies with superior management and insider  ownership.  Where  possible,  the  investment  adviser's  portfolio managers  frequently  meet  with  the  management  of  companies  as part of the investment process.

The  investment  adviser  selects  companies for  investment by the Fund that it believes will experience  earnings growth in excess of companies in the Standard
& Poor's 500  Composite  Stock  Price  Index (S&P  500(R)Index).  The  portfolio management  team also evaluates the  fundamental  financial  characteristics  of companies  to  identify  those  with  strong  cash  flow  combined  with  low or manageable debt burdens. The investment adviser believes that such companies are able to  sustain  attractive  growth  rates,  or grow  through  acquisitions  or investment in research and development.

Once high-quality  growth companies are identified,  the investment adviser uses financial  statements and fundamental analysis to identify companies with stocks that can be purchased at reasonable  prices.  The Fund generally  seeks to avoid investment in companies with price-to-earnings  ratios that are significantly in excess of their growth rates. The investment adviser believes that avoiding such overpriced  stocks reduces risk and increases the likelihood  that the Fund will be able to achieve its goal of  long-term  capital  appreciation.  On an ongoing basis, the investment adviser analyzes the global economic and financial outlook in order to anticipate and respond to changing business,  economic and political trends that may affect the Fund's  existing  and  prospective  investments.  See
"Additional Information About the Fund's Investments" on page 5.

                    Principal Risks of Investing in the Fund

The  principal  risk of  investing  in the Fund is that common  stock prices are subject to market, economic and business risks that will cause them to fluctuate over time.  Although  common stocks have  historically  been a leading choice of long-term  investors,  stock  prices may  decline  over  short or even  extended periods.  Therefore, the value of your investment in the Fund may go up and down and you could lose money. In addition,  the Fund's investment success depends on the skill of the investment adviser in evaluating,  selecting and monitoring the
Fund's assets.  If the investment  adviser's  conclusions  about growth rates or stock values are incorrect, the Fund may not perform as anticipated.

To the extent that the Fund invests in foreign companies, and to the extent that the U.S.  companies  in which  the Fund is  invested  have  substantial  foreign operations,  such investments may involve political,  economic or currency risks not  ordinarily  associated  with  U.S.  securities.  The Fund  may use  certain techniques  involving  a form of  leverage,  which  could  have  the  effect  of magnifying the Fund's gains or losses,  or could result in increased  volatility of the Fund's  share  price.  In order to limit such risks,  the Fund limits the percentage of its assets that can be exposed to such leveraging techniques.

                                       1

                                Fund Performance

These  performance  figures are provided in order to give you some indication of the  risks  of an  investment  in the  Fund by  showing  changes  in the  Fund's performance  from year to year and by  showing  how the  Fund's  average  annual returns for one year,  five years and the life of the Fund  compare with a broad measure  of market  performance  and an index of funds with  similar  investment objectives.  Please note that past  performance  (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

                    Annual Total Return as of December 31

          1999                                        33.53%
          2000                                        -4.68%
          2001                                       -21.37%
          2002                                       -24.64%
          2003                                        25.10%
          2004                                         5.97%
          2005                                         7.27%
          2006                                        10.50%

           Best Quarter: 27.55% - Q4 1999
           Worst Quarter: -19.25% - Q1 2001

The Barrett Growth Fund's  performance for calendar year 2007 through  September
30, 2007 was 9.67%.

      Average Annual Total Returns for the Periods Ended December 31, 2006:

                                                                     Annualized
                                                                   Since Inception
                                                1 Year    5 Years   (12/29/1998)
Barrett Growth Fund
   Return Before Taxes                          10.50%     3.44%        2.17%
   Return After Taxes on Distributions          10.50%     3.44%        2.09%
   Return After Taxes on Distributions
     and Sale of Fund Shares                     6.82%     2.95%        1.84%
S&P 500(R)Index(1)                              15.79%     6.19%        3.29%
(reflects no deduction for expenses or taxes)
Lipper Large-Cap Growth Funds Index(2)           4.72%     2.01%       -1.17%
(reflects no deduction for expenses or taxes)

(1)  The S&P  500(R)Index  is a  capitalization-weighted  index of five  hundred large  capitalization  stocks,  which is designed to measure broad domestic securities  markets.  The performance of the S&P  500(R)Index  reflects the reinvestment  of  dividends  and  capital  gains,  but does not reflect the deduction of any fees,  expenses or taxes. A direct  investment in an index is not possible.

(2)  The Lipper Large-Cap Growth Funds Index is an equally weighted  performance index,  adjusted for capital gains  distributions and income dividends,  of the 30 largest mutual funds within the Growth Funds  category,  as reported by Lipper Inc. The performance of the Lipper  Large-Cap  Growth Funds Index does not reflect the  deduction  of any fees,  expenses or taxes.  A direct investment in an index is not possible.

After-tax returns are calculated using the historical highest individual federal marginal  income  tax rates  and do not  reflect  the  impact of state and local taxes. Your actual after-tax returns depend on your particular tax situation and may differ from those shown.

                                       2

These after-tax  return figures do not apply to you if you hold your Fund shares through  a  tax-deferred  arrangement  such  as  a  401(k)  plan  or  individual retirement account. The Fund's past performance,  before and after taxes, is not necessarily an indication of how it will perform in the future.

                               Fees and Expenses

The following  tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

                          Shareholder Transaction Fees
                    (Fees paid directly from your investment)
Maximum Sales Charge on Purchases                              None
Sales Charge on Reinvested Dividends                           None
Redemption Fees                                                None*
Exchange Fees                                                  None

*  Currently,  there is a $15 fee assessed by the Fund's  custodian  bank if you choose to redeem  shares by a bank wire  transfer.  These  fees are  subject  to change.

                         Annual Fund Operating Expenses
                  (Expenses that are deducted from Fund assets)
Advisory Fees                                                  1.00%
Distribution and Service (12b-1) Fees                          0.25%
Other Expenses(1)                                              1.26%
                                                               -----
Total Annual Fund Operating Expenses                           2.51%
Less Adviser's Fee Waiver/Assumption of Expenses(2)            1.26%
                                                               -----
Net Annual Fund Operating Expenses                             1.25%

(1)  "Other Expenses" are based on amounts incurred during the last fiscal year.
     "Other  Expenses"  include the Fund's  proportionate  share of the fees and expenses of other  investment  companies that the Fund indirectly pays as a result of its investment in the investment companies, which are referred to as "acquired  fund fees and  expenses." The acquired fund fees and expenses of the Fund were less than 0.01% of the Fund's  average  net assets for the fiscal year ended June 30, 2007.

(2)  Barrett Associates,  Inc. has contractually agreed through October 31, 2008 to waive  its  advisory  fees  and/or  assume  as its own  expense  certain expenses  otherwise  payable by the Fund to the extent  necessary to ensure that Actual  Total  Annual Fund  Operating  Expenses do not exceed 1.25% of average daily net assets.

                                 Expense Example

The  following  Expense  Example shows the expenses that you could pay over time and will help you to compare the cost of  investing in the Fund with the cost of investing in other mutual  funds.  The Expense  Example  assumes that you invest
$10,000  in the Fund for the time  periods  indicated  and then sell all of your shares at the end of those  periods.  The Expense  Example also assumes that you earn a 5% annual return,  that the Fund's operating expenses remain the same and that you reinvest all distributions.  The $10,000 and 5% figures are required by
SEC  rules to aid in  comparisons  between  funds.  Because  actual  return  and expenses will be different, the Expense Example is for comparison purposes only.
Although  your actual costs may be higher or lower,  based on these  assumptions your costs would be:

One Year                Three Years           Five Years              Ten Years
  $127*                    $661*                $1,222*                $2,751*

*    Please note that the One Year  example and only the first year in the Three
     Years,  Five  Years  and Ten  Years  examples  reflect  the  effect  of the investment  adviser's  fee waiver and  expense  limitation  agreement.  The amounts  for the  second  through  tenth  years  assume  that  the  expense limitation  was  not  continued  beyond  the  first  year.  If the  expense limitation  agreement was  continued,  the Three Years,  Five Years and Ten
     Years expense example amounts would be $397, $686 and $1,511, respectively.

                                       3

                               Portfolio Holdings

A description  of the Fund's  policies and  procedures  regarding  disclosure of
portfolio   holdings  can  be  found  in  the  Fund's  Statement  of  Additional
Information,  which can be  obtained  free of charge by  contacting  the Fund at
1-877-363-6333.

                Investment Adviser and Portfolio Management Team

Barrett  Associates,  Inc., 90 Park Avenue,  New York,  NY 10016,  serves as the investment  adviser for the Fund and is responsible  for managing the investment of  the  Fund's  portfolio  of  securities.  As  investment  adviser,  the  firm identifies  companies  for  investment,  determines  when  securities  should be
purchased  or  sold  by  the  Fund,   selects  brokers  or  dealers  to  execute
transactions  for the Fund's  portfolio  and votes any proxies  solicited by the
Fund's portfolio companies.

Barrett  Associates,  a subsidiary  of Legg Mason,  Inc.,  Baltimore,  MD, since
February 5, 2001, was founded in 1937 and currently manages over $2.1 billion of client  assets,  of which  approximately  $1.9  billion  is  invested  in equity securities. The firm has approximately 900 client accounts,  including families, individuals, foundations and other organizations or entities. Many of the client relationships are in their third generation.  The Fund was organized in order to provide  investors  with a  cost-efficient  opportunity  to invest  according to
Barrett  Associates'  long-term  equity  investing  philosophy  of  "Growth at a
Reasonable Price," without being required to maintain a large account balance.

Barrett   Associates   uses  a  team   approach  for  security   selection   and
decision-making.  Robert  J.  Milnamow  is the lead  portfolio  manager  and has primary  responsibility  for the day-to-day  investment  decisions for the Fund.
Peter H. Shriver,  E. Wells Beck, and Cynthia J. Starke are the other members of the portfolio  management  team. The following are the names and  backgrounds of the portfolio team members.

E. Wells Beck, CFA(R)
Managing Director- Barrett Associates, Inc.
Mr. Beck is a graduate of Princeton  University and received his M.B.A. from New
York University.  Mr. Beck joined Barrett  Associates in 2006. He was previously an analyst and portfolio  manager at Haven  Capital  Management in New York from
2001 to  2006.  From  2000 to 2001,  Mr.  Beck was a  sell-side  analyst  in the research  department  of  Prudential  Securities  covering  a number  of  areas, including financial services.  He also has investment  experience from positions he held at HSBC Investment Banking PLC and Oppenheimer Capital International.

Robert J. Milnamow
Director  of  Research  - The  Barrett  Group and  Managing  Director  - Barrett
Associates, Inc.
Mr. Milnamow holds a B.A. from  Pennsylvania  State University and a M.B.A. from
New York  University.  Mr.  Milnamow  joined Barrett  Associates in 2003 and, in addition to his research and portfolio management  responsibilities,  he assists in the  generation  of new  business.  He is a member of the New York Society of
Securities  Analysts.  Prior to joining  Barrett  Associates,  Mr.  Milnamow was
Managing Member at Thayer Pond Capital,  LLC from 2001-2003.  Mr. Milnamow was a research  analyst and  portfolio  manager for  Rockefeller  & Co.,  where he was responsible  for managing  individual  high net worth,  foundation and endowment accounts from  1998-2001.  Previously,  he was a research  analyst and portfolio manager for Phoenix  Securities  Group where he managed the Phoenix Total Return
Fund and the Phoenix  Variable  Annuity Total Return Fund,  and for  Oppenheimer
Funds, where he managed the Main Street Income and Growth Fund.

Peter H. Shriver, CFA(R)
President and Treasurer - Barrett Associates, Inc.
Mr.  Shriver is a graduate of Drake  University  and  received  both his M.A. in
Philosophy and M.B.A.  from New York University.  Mr. Shriver is a member of the
New York Society of Security Analysts and joined Barrett  Associates in 1989. In addition to his responsibilities as President of the firm, he provides portfolio management and securities research in the following sectors: financial services, medical technology and

                                       4

services,  and media.  Immediately  prior to  joining  Barrett  Associates,  Mr.
Shriver  served as a  Securities  Analyst at Peter B.  Cannell and Co. From 1986
until 1989, he was a Mergers and Acquisition Specialist at Henry Ansbacher & Co.

Cynthia J. Starke
Managing Director- Barrett Associates, Inc.
Ms. Starke holds a B.S. and a M.B.A. from Fordham University. She joined Barrett
Associates  in 2007.  Prior to  joining  Barrett  Associates,  Ms.  Starke was a managing director,  portfolio manager and analyst,  and member of the Investment
Committee  at  Victory  NewBridge  Capital  Management  from  2003 to 2007.  She co-managed the Victory  Focused Growth Fund from 2004 to 2007. Ms. Starke served as a director, portfolio manager and analyst at NewBridge Partners LLC from 1999 to 2003. From 1995 to 1999 she was a portfolio manager and analyst at U.S. Trust
Company,  Campbell  Cowperthwait  Division  in  New  York.  She  co-managed  the
Excelsior Large Cap Growth Fund from 1997 to 1999.

The Statement of Additional  Information  provides additional  information about the  portfolio  managers'  compensation,  other  accounts  they manage and their ownership of shares of the Fund.

The Fund's investment  management  agreement provides for the payment to Barrett
Associates of a monthly  investment  advisory fee at the annual rate of 1.00% of
the  Fund's  average  daily  net  assets.   However,   Barrett   Associates  has
contractually  agreed through  October 31, 2008 to waive all or a portion of the advisory fee, or to assume as its own expense certain expenses otherwise payable by the Fund in order to limit the Fund's  total  annual  operating  expenses  to
1.25%. As a result,  for the fiscal year ended June 30, 2007, Barrett Associates received  no advisory  fee.  After  October 31,  2008,  Barrett  Associates  may
determine to continue to control Fund operating  expenses under a contractual or voluntary  arrangement,  or it may end the  arrangement.  When the Fund's assets grow to a point  where  expense  limitations  are no longer  necessary,  Barrett
Associates  may seek to recoup  amounts of fees it waived or  expenses  it paid.
Barrett Associates shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or paid.

A discussion  regarding the basis for the Board of Trustees approving the Fund's
Investment Management Agreement is available in the Fund's Semi-Annual Report to
Shareholders for the period ended December 31.

               Additional Information About the Fund's Investments

The Fund's  investment  objective  is  long-term  capital  appreciation  and the maximization of after-tax returns.  This objective may be changed or modified in the  future  by action  of the  Fund's  Board of  Trustees  without  shareholder approval. However, shareholders would receive advance written notice of any such change.

Types of Investments.  The Fund invests  primarily in common stocks of large and mid-sized  U.S.  companies,  as well as  securities  of  companies  that operate globally, provided that their shares are traded on U.S. stock exchanges. It also may purchase  securities  with an equity  component,  such as  preferred  stock, warrants,  rights or other  securities that are convertible into or exchangeable for shares of common  stock.  The Fund may invest up to 25% of its net assets in foreign  investments,  and will  normally  make  such  investments  through  the purchase of American  Depository  Receipts  (ADRs).  ADRs are receipts issued by
U.S. banks or trust  companies  representing  ownership  interests of securities issued by foreign companies.

From time to time,  the Fund may purchase  options,  futures  contracts or other instruments  (such as  depository  receipts)  that relate to a particular  stock index.  These  investments allow the Fund to quickly invest excess cash in order to gain exposure to the markets until the Fund can purchase  individual  stocks.
For example,  the Fund may purchase  Standard & Poor's  Depository  Receipts(R), which are  receipts  representing  an  ownership  interest in a portfolio of the stocks that make up the S&P 500(R)Index.

                                       5

The Fund normally intends to remain substantially  invested in common stocks and other equity  securities.  However,  the Fund may invest in  high-quality  money market  instruments  during  times when excess cash is generated or when cash is held pending investment in suitable growth stocks. Such money market investments
include  short-term  obligations  of  the  U.S.  government,   its  agencies  or
instrumentalities,  bank obligations, commercial paper, repurchase agreements or money market mutual funds.  Tax-exempt  money market  instruments may be used to minimize the taxable income generated from cash management  investing.  The Fund has authority to invest up to 100% of its assets in such short-term money market instruments  for  temporary  or  defensive  purposes  in  response to extreme or adverse market,  economic or other conditions.  Under these  circumstances,  the
Fund  may  be  unable  to  pursue  its  investment  goal  of  long-term  capital appreciation.

Stock Selection Process. The investment adviser identifies stocks for investment using its own research and analysis  techniques,  and  supplements  its internal research with the research and analysis of major U.S.  investment  and brokerage firms.  When analyzing a company's  growth  prospects,  the  investment  adviser considers  the growth in a company's  market  share and unit  sales,  as well as growth in overall revenues and earnings per share. The investment adviser uses a database  containing  detailed financial  information of over 6,000 companies to analyze  comparative  growth  rates,  and looks for  companies  that are growing substantially  faster than their peers in the same  industries.  The  investment adviser also analyzes the fundamental  financial strength of such companies,  as evidenced by their debt burden or ability to generate  excess cash,  in order to determine whether the company's growth rate can be sustained over time.

Once the investment adviser identifies a high-quality  growth company,  it seeks to  purchase  the  company's  stock  at  reasonable  prices.  Using  fundamental financial  statement  analysis,  the  investment  adviser  compares a  company's price-to-earnings  ratio with its growth rate in order to evaluate  the price of the stock relative to its future earnings.

The  Fund  has a  long-term  investment  outlook  and  does  not  intend  to use short-term  trading as a primary  means of achieving its  investment  objective.
When the investment adviser  anticipates that individual stocks will be sold, it attempts to manage the  liquidation  process to take advantage of longer holding periods for  favorable  capital  gains tax rates in order to optimize  after-tax return to Fund shareholders.

                                Purchasing Shares

You may  purchase  shares  of the Fund  without  any  sales  charge  through  an investment  adviser,  financial  planner,  broker,  dealer  or other  investment professional.  Shares are also available through "fund supermarkets," or similar programs,  including certain  retirement plan platforms,  that offer access to a broad array of mutual funds.  A completed  application  must be submitted to the
Fund,  along with  payment of the purchase  price by check or wire,  before your account may be opened.  The Fund reserves the right to reject any purchase order or to suspend the offering of its shares.  In particular,  the Fund reserves the right to reject purchase orders that are deemed to be in connection with certain types of trading  activity,  such as market timing,  which may be harmful to the
Fund's shareholders. In compliance with the USA Patriot Act of 2001, please note that the Fund's  transfer  agent or principal  underwriter  will verify  certain information  on  your  account  application  as part  of the  Fund's  anti-money laundering  program.  As requested  on the  application,  you should  supply (as applicable)  your  full  name,  date of  birth,  social  security  number or tax identification number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted.  If you submit an incomplete  application, the application  and investment  will be returned to you. In addition,  the Fund may request additional information for purposes of account verification.  If the
Fund or its transfer agent cannot verify certain information,  we may close your account and redeem your shares at the next computed net asset value per share.

Shares of the Fund  have not been  registered  for sale  outside  of the  United
States. The Fund generally does not sell shares to investors residing outside of the United States, even if they are U.S. citizens or lawful permanent residents, except to investors with U.S. Military APO or FPO addresses.

                                       6

Please note that purchase instructions,  mailing addresses and telephone numbers are set forth in the  Account  Instructions  information  included on page 15 of this Prospectus as well as in the Fund's  Shareholder  Application.  Please call toll free 1-877-363-6333 with any questions.

Minimum  Investments.  The minimum  initial  investment is $2,500 and additional investments  must  total  at least  $50.  The  minimum  initial  investment  for qualified  retirement  accounts is $1,000 ($500 for Coverdell  Education Savings
Accounts) and there is no minimum for subsequent investments.  The Fund also may change or waive its policies concerning minimum investment amounts at any time.

Purchase  Price.  You may buy  shares at the  Fund's  net asset  value per share
(NAV),  which is  calculated  as of the  close of the New  York  Stock  Exchange
(usually 4:00 P.M. Eastern time) every day the Fund is open (generally, the same days that the New York Stock Exchange is open). Your order will be priced at the next NAV  calculated  after your  order is  accepted  by the Fund.  The Fund has certain limited  arrangements  that permit third parties to accept orders on the
Fund's behalf,  so that investors can receive the NAV next calculated  after the order is accepted by the third party.

The NAV is determined by dividing the value of the Fund's portfolio  securities, cash and other  assets,  minus all  expenses and  liabilities,  by the number of shares  outstanding.  The Fund's  securities are valued each day at their market value,  which  usually  means  the last  quoted  sale  price  on the  security's principal  exchange on that day. If market quotations are not readily available, securities will be priced at their fair value as determined in good faith by, or under procedures adopted by, the Board of Trustees. The Fund may use independent pricing services to assist in calculating the NAV.

In-Kind  Purchases.  The  Fund  may  permit  investors  to  purchase  shares  by transferring  securities to the Fund that meet the Fund's  investment  objective and policies.  Securities transferred to the Fund will be valued in the same way that  securities in the Fund's  portfolio are valued for purposes of calculating its NAV. Such in-kind purchases generally are taxable transactions to investors.

Examples of  circumstances  under which the Fund will value  securities at their fair market value are: (i) a security  whose  trading has been  suspended  under circumstances  that  would  indicate  that the last  quoted  sale  price was not indicative  of the value of the  security;  (ii) a  security  which is listed or traded  on a  national  securities  exchange  which  has not been  traded on its principal  exchange for a period of five  business  days prior to the  valuation date; (iii) a debt security which has been declared in default;  (iv) a security which is traded  over-the-counter  for which  there is a  significant  disparity among the current  market  quotations  obtained from  broker-dealers;  and (v) a security which is traded  over-the-counter  for which current market  quotations can be obtained from only one broker-dealer,  if that broker-dealer is not known to be an established  market-maker  in the security.  When fair value pricing is used,  the  prices of  securities  used by the Fund may  differ  from the quoted prices for the same  securities on their primary  markets or exchanges.  Valuing securities  at fair value  involves  greater  reliance on judgment  than valuing securities  that  have  readily  available  market  quotations.  There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value per share.  As a result,  the sale or redemption by the Fund of its  shares at net asset  value,  at a time when a holding  or  holdings  are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

                                 Selling Shares

You may sell  your  shares  at any  time.  The sale  price  will be the next NAV calculated  after your order is accepted  by the Fund's  transfer  agent,  or by certain third parties who are  authorized to accept  redemption  requests on the
Fund's  behalf.  No fees are imposed by the Fund when shares are sold, but a $15 fee will be assessed by the Fund's  custodian  bank if a redemption is requested through  bank wire  transfer.  Please note that  selling  instructions,  mailing addresses  and  telephone  numbers  are set  forth in the  Account  Instructions information on page 12 of this  Prospectus as well as in the Fund's  Shareholder
Application. Please call toll free 1-877-363-6333 with any questions.

                                       7

How To Sell.  You may sell  your  shares by giving  instructions  to the  Fund's transfer agent by mail or by telephone. In order to sell by telephone,  you will need to elect the telephone  redemption  option on the Shareholder  Application.
The minimum telephone  redemption amount is $1,000. The Fund will use reasonable procedures to confirm that  instructions  communicated  by telephone are genuine and, if the  procedures  are followed,  will not be liable for any losses due to unauthorized or fraudulent telephone transactions.  Once a telephone transaction has been placed,  it cannot be  cancelled  or modified.  During times of drastic economic or market changes,  the telephone redemption privilege may be difficult to implement and the Fund reserves the right to suspend this privilege.

Certain  written  requests to sell shares  require a  signature  guarantee.  For example,  a signature  guarantee  may be required if you sell a large  amount of shares,  if your address of record on the account  application  has been changed within the last 30 days,  or if you ask that the proceeds be sent to a different person or address.  A signature  guarantee  is used to help  protect you and the
Fund from fraud.

Signature  guarantees will generally be accepted from domestic  banks,  brokers, dealers,  credit unions,  national securities  exchanges,  registered securities associations,  clearing  agencies  and  savings  associations,  as  well as from participants in the New York Stock Exchange Medallion  Signature Program and the
Securities  Transfer Agents Medallion Program ("STAMP").  A notary public is not an acceptable signature  guarantor.  A signature guarantee is required to redeem shares in the following situations:

o    If ownership is changed on your account;
o    When  redemption  proceeds are sent to any person,  address or bank account not on record;
o    Written requests to wire redemption proceeds (if not previously  authorized on the account);
o    When establishing or modifying certain services on an account;
o    If a change of address was received by the  Transfer  Agent within the last
     30 days;
o    For all redemptions of $10,000 or more from any shareholder account.

In addition to the  situations  described  above,  the Fund and/or the  Transfer
Agent may require a signature  guarantee in other  instances  based on the facts and circumstances relative to the particular situation.  Please call the Fund to learn if a signature  guarantee  is needed or to make sure that it is  completed appropriately in order to avoid any processing delays.

Sale Proceeds. The Fund is responsible for processing requests to sell shares on a timely  basis.  Checks are  normally  mailed or proceeds are wired on the next business day after receipt and acceptance of selling  instructions  (if received before the close of regular  trading on the NYSE).  In no event will proceeds be mailed or wired later than 7 days  following  such  receipt and  acceptance  (or earlier if required by  applicable  law). If the shares being sold have recently been  purchased  by  check,  the Fund  reserves  the  right not to make the sale proceeds  available  until  it  reasonably  believes  that  the  check  has been collected. This process could take up to 10 business days.

Sale proceeds may be wired to your pre-designated bank account at any commercial bank in the United States if the amount is $1,000 or more.  The  receiving  bank may charge a fee for this service.  Proceeds may be sent to your  pre-designated bank account by Electronic Funds Transfer (EFT) at no charge.

General  Policies.  The Fund  also  reserves  the  right  to make a  "redemption in-kind"  if the  amount  you are  redeeming  is large  enough  to  affect  Fund operations or if the redemption  would otherwise  disrupt the Fund. For example, the Fund may redeem shares in-kind if the amount  represents more than 1% of the
Fund's assets. When the Fund makes a "redemption  in-kind" it pays the redeeming shareholder in portfolio  securities rather than cash. A redemption in-kind is a taxable transaction to the redeeming  shareholder.  In addition, if your account balance  falls below $1,000 for reasons  other than stock market  movement,  the
Fund may request that you  increase  your  balance.  If it is still below $1,000 after 60 days,  the Fund may  automatically  close your account and send you the proceeds.

                                       8

                  Excessive Trading of Shares and Market Timing

While the Fund provides shareholders with daily liquidity,  the Fund is designed for  long-term  investors  and is not  intended  for  investors  that  engage in excessive  short-term  trading activity  (including  purchases and sales of Fund shares in response to short-term market fluctuations) that may be harmful to the
Fund.  Short-term  or  excessive  trading  in and out of the  Fund  can  disrupt portfolio management strategies, harm performance and increase Fund expenses for all  shareholders,  including  long-term  shareholders who do not generate these costs. Such excessive short-term trading includes, but is not limited to, market timing  techniques  that are  intended to exploit  inefficiencies  in pricing an investment  company's portfolio  securities.  The Fund discourages  excessive or disruptive trading activities, including market timing.

The Fund's  Board has  adopted  policies  and  procedures  to prevent  excessive short-term  trading and market timing (the "Policy"),  under which the Fund will refuse to sell shares to  shareholders  that are determined to be market timers.
The Fund has delegated the  administration  of the Fund's policy to the Frequent
Trading Surveillance  Committee (the "Committee"),  which administers the Fund's
Policy as provided for by the Policy approved by the Fund's Board.

The Committee is responsible for monitoring shareholder transactions for certain patterns of excessive  trading activity and, in its sole  discretion,  will take such actions  necessary  to stop  excessive or  disruptive  trading  activities, including  restricting a shareholder's  trading activity who is believed to be a market timer. The Committee will take action to restrict a shareholder's trading privileges  with  respect to any account that has engaged in four or more "round trips"  during  any  12-month  rolling  period (a "round  trip" is  defined as a purchase (including  subscriptions and exchanges) into a Fund followed by a sale
(including  redemptions and exchanges) of the same or a similar number of shares out of the Fund within 30 days of such  purchase).  Purchases  and sales of Fund
shares  pursuant  to  an  automatic   investment  plan  are  not  considered  in
determining  whether a  shareholder  has  engaged in a "round  trip." In unusual situations,  the  Committee is  authorized to determine  that  restriction  of a shareholder's  trading  activity is not necessary if it is  determined  that the shareholder's  activity is not abusive or harmful to the Fund by the  Committee, taking into  consideration  the nature of the account,  the perceived reason for the frequent trading, the amount of the trading and other relevant  information.
In such cases, the Committee will establish and communicate to the shareholder a new limit on the number of additional  trades or such other limits or conditions as the  Committee  shall deem  appropriate.  Such cases will be  reported to the
Fund's  Board of Trustees by the CCO.  The Fund  reserves the right to refuse or restrict a shareholder's  purchase of shares  (including  exchanges) in the Fund when it is determined  that a pattern of frequent  trading by the shareholder is evident.

The  Committee  may also  delegate its duties to third  parties to assist in the process of monitoring the Fund for potential  trading abuses. In such cases, the third party would be subject to the Committee's  supervision  and oversight.  In addition,  for accounts where a third party intermediary  processes and/or keeps the records of shareholder  transactions,  the Committee will use all reasonable efforts  to  monitor  such  account  in an effort to detect  suspicious  trading patterns.  Once  suspicious  activity  is  identified  in such an  account,  the
Committee will make further inquiries and take necessary or appropriate  actions
against  such  accounts  (specifically,   against  the  shareholders,   and,  if
necessary,  against the third party  intermediary  handling  the  account).  The
Committee  may also  accept  undertakings  from the  intermediaries  to  enforce frequent trading  policies on behalf of the Fund,  provided that the enforcement by such intermediary  would provide a substantially  similar level of protection to the Fund and its shareholders.  Any such  arrangements  would be approved and overseen by the Committee.

The Fund has also  implemented  fair value pricing  procedures  designed to help ensure that the prices at which Fund shares are purchased and redeemed are fair, do not  result  in the  dilution  of  shareholder  interests  or  other  harm to shareholders,  and help to deter market timing activity. For more information on fair value  pricing by the Fund,  please see the  section  entitled  "Purchasing
Shares - Purchase Price."

                                        9

Although  these  procedures  are  designed to  discourage  excessive  short-term trading, none of these procedures alone nor all of them taken together eliminate the  possibility  that excessive  short-term  trading  activity in the Fund will occur. Moreover, each of these procedures involves judgments that are inherently subjective.  The investment  adviser and the CCO seek to make these judgments to the best of their  abilities  in a manner that they believe is  consistent  with shareholder interests. For purposes of applying these procedures, the investment adviser and the CCO may  consider,  among other things,  an  investor's  trading history in the Fund, and accounts under common ownership, influence or control.

                                 Account Options

Automatic  Investment  Plan:  Shareholders  who wish to make regular  additional investments (monthly, bi-monthly, quarterly or yearly) in amounts of $50 or more to an existing  Fund account may do so through the Fund's  Automatic  Investment
Plan.  Under this Plan,  your  designated  bank or other  financial  institution debits a  pre-authorized  amount  from your  checking  or  savings  account on a business  day of your  choosing  and applies the amount to the  purchase of Fund shares.  The Fund can  accommodate up to four  investments  per month as long as there are seven  days  between  investments.  The Fund does not charge a fee for participating  in the Automatic  Investment Plan.  However,  the Fund's transfer agent will charge a $25 service fee against  your Fund  account for any purchase under this Plan that does not clear. To use this service, you must authorize the transfer of funds by  completing  the Automatic  Investment  Plan section of the
Fund  application,  which may be obtained  from the Fund.  The Fund reserves the right to suspend,  modify or terminate  the  Automatic  Investment  Plan without notice.

Exchange  Privileges:  You may  exchange  all or a portion of your shares in the
Fund for shares of either the First American Prime  Obligation Fund or the First
American Tax Free Obligations  Fund. The minimum exchange amount to establish an account in these Funds is $1,000.  Exchanges between existing accounts may be in any amount.  The  shareholders  of these funds also may exchange  into the Fund.
Once the Fund  receives  and  accepts  an  exchange  request,  the  purchase  or redemption of shares will be effected at the Fund's next determined NAV.

Systematic Withdrawal Plan:  Shareholders may elect to participate in the Fund's
Systematic  Withdrawal  Plan. By making this election on your Fund  application, you can arrange for automatic  withdrawals from your Fund account be sent to you by check to your address of record or to be sent by  electronic  funds  transfer into a pre-authorized  bank account according to the schedule you select,  which may be on a monthly  basis or in certain  designated  months.  The Fund does not charge a fee for participating in the Systematic Withdrawal Plan. The Systematic
Withdrawal  Plan  option  may be in any  amount  you  select,  subject to a $100 minimum. To begin  distributions,  a shareholder must have a Fund account valued at $10,000 or more. Normally, shareholders should not make automatic investments in the Fund at the same time they are receiving systematic  withdrawals from the
Fund because such  shareholders  could realize  capital gains on the  systematic withdrawals  from the Fund while they are  automatically  investing in the Fund.
The Systematic Withdrawal Plan may be terminated at any time by written notice.

Please call the Fund toll free at 1-877-363-6333  regarding any of these account options. Please see page 12 for additional account instructions.

                              Retirement Investing

You may purchase Fund shares for use in certain types of tax-deferred  qualified retirement plans such as Individual Retirement Accounts (IRAs). Distributions of
net investment income and capital gains will be automatically  reinvested in the
Fund  through  such plans or  accounts.  Special  applications  are required for certain of these plans or  accounts,  which can be obtained by calling the Fund.
The following is a brief description of the retirement investing options.

Individual  Retirement  Accounts  (IRAs):  If you are not an active  participant
(and, if a joint return is filed,  your spouse is not an active  participant) in an  employer-sponsored  retirement plan, or if you have an adjusted gross income within  certain  specified  limits,  you  are  eligible  to  make  a  deductible contribution to an IRA

                                       10

account.  If you are not eligible for  deductible  contributions,  you may still make  nondeductible IRA contributions.  Distributions from qualified  retirement plans may be rolled  over  into an IRA  account  holding  Fund  shares.  You can continue  to defer  Federal  income  taxes on your IRA  account,  your  rollover contribution, and on any income that is earned on that contribution.

U.S.  Bank,  N.A.  makes its  services as an IRA  Custodian  available  for each shareholder  account that is  established  as an IRA. For these  services,  U.S.
Bancorp  receives  an annual  fee of $15 per  account  (maximum  $30 per  social security number), which is paid directly to U.S. Bancorp by the IRA shareholder.
If the annual  fee is not paid by the date due,  shares of the Fund owned by the shareholder in the IRA account will be automatically sold to pay the annual fee.
U.S. Bancorp may, in its discretion,  hold any initial  contribution  uninvested until the expiration of the seven-day  revocation period.  U.S. Bancorp does not anticipate that it will exercise its discretion but reserves the right to do so.

Traditional IRA: In a Traditional IRA, amounts contributed to the IRA may be tax deductible at the time of contribution  depending on your income and whether you are an "active  participant" in an  employer-sponsored  retirement plan. Amounts invested  are  permitted to grow tax free until they are  distributed,  and then distributions  will  be  taxed  except  to  the  extent  that  the  distribution represents  a return  of your own  contributions  for  which you did not claim a deduction.  If you take distributions before age 59 1/2, or fail to begin taking distributions after age 70 1/2, you may experience adverse tax consequences.

Roth IRA: In a Roth IRA,  amounts  contributed to the IRA are not tax deductible at the time of contribution. Amounts invested are permitted to grow tax free and distributions  from the IRA are not  subject to tax if you have held the IRA for certain minimum periods of time (generally, until age 59 1/2).

Coverdell  Education Savings Account:  In a Coverdell Education Savings Account,
nondeductible  contributions of up to $2,000 per year per child are permitted to grow tax free. Distributions used to pay for post-secondary educational expenses are not subject to tax.

Simplified  Employee  Pension Plan (SEP): A special IRA program is available for employers  under  which the  employers  may  establish  IRA  accounts  for their employees  in lieu of  establishing  tax-qualified  retirement  plans.  Known as
SEP-IRAs,  they free the employer of many of the  recordkeeping  requirements of establishing and maintaining a tax-qualified retirement plan trust.

Simple IRA: An IRA may also be used in connection with a SIMPLE Plan established by employers (or by a  self-employed  individual).  Under a SIMPLE Plan, you may elect to have your employer make salary reduction  contributions on your behalf, and the employer  must either  match those  contributions  or make  non-elective contributions  for all  eligible  participants  whether  or not they are  making salary reduction contributions. A number of special rules apply to SIMPLE Plans, including  the  following:  (1) a SIMPLE Plan  generally  is  available  only to employers with no more than 100  employees;  (2)  contributions  must be made on behalf of all employees of the employer  (other than  bargaining unit employees)
who satisfy certain minimum  participation  requirements;  (3) contributions are made to a special  SIMPLE IRA that is separate  and apart from the other IRAs of employees;  (4) the  distribution  penalty  tax  (if  otherwise  applicable)  is increased to 25% on withdrawals during the first two years of participation in a
SIMPLE  IRA;  and  (5)  amounts   withdrawn   during  the  first  two  years  of
participation  may be rolled over tax free only into another SIMPLE IRA (and not to a Traditional IRA or to a Roth IRA).

                                       11

    TO OPEN AN ACCOUNT            TO ADD TO AN ACCOUNT                  TO SELL SHARES
Regular Account Minimum:     Regular Account Minimum:  $50    All requests to sell shares from
$2,500                       Retirement Account Minimum:      IRA accounts must be in writing.
Retirement Account           None                             The request should also indicate
Minimum:  $1,000                                              whether or not to withhold federal
                                                              income tax.  Redemption requests
                                                              failing to indicate an election
                                                              not to have tax withheld will
                                                              generally be subject to 10%
                                                              withholding.
[$500 for Coverdell
Education Savings Accounts]

In Writing                   In Writing                       In Writing
Complete the application.    Complete the detachable          Write a letter of instruction that
                             investment slip from your        includes:
                             account statement, or if the     -- your name(s) and signature(s)
                             slip is not available, include   -- your account number
                             a note specifying the Fund's     -- the Fund's name
                             name, your account number and    -- the dollar amount you want to
                             the name on the account.            sell
                                                              -- signature guarantee if
                                                                 applicable (see page 8)
Mail your application        Mail the slip, along with your   Mail letter to:
along with your check*       check* made payable to
made payable to "Barrett     "Barrett Growth Fund" to:
Growth Fund" to:
                             U.S. Bancorp Fund Services, LLC  U.S. Bancorp Fund Services, LLC
U.S. Bancorp Fund            Third Floor                      Third Floor
Services, LLC                615 E. Michigan Street           615 E. Michigan Street
Third Floor                  Milwaukee, Wisconsin  53202      Milwaukee, Wisconsin  53202
615 E. Michigan Street
Milwaukee, Wisconsin  53202

By Telephone**               By Telephone**                   By Telephone**
                             Investors may purchase           When you are ready to sell shares,
                             additional shares of the Fund    call 1-877-363-6333 and select how
                             by calling 1-877-363-6333.  If   you would like to receive the
                             you elected this option on       proceeds:
                             your account application, and
                             your account has been open for   -- Mail check to the address of
                             at least 15 days, telephone         record
                             orders will be accepted via      -- Wire funds to a domestic
                             electronic funds transfer from      financial institution
                             your bank account through the    -- Mail to a previously designated
                             Automated Clearing House (ACH)      alternate address
                             network.  You must have          -- Electronically transfer the
                             banking information                 funds via Electronic Funds
                             established on your account         Transfer (EFT)
                             prior to making a purchase.
                             If your order is received
                             prior to 4 p.m. Eastern time,
                             your shares will be purchased
                             at the net asset value
                             calculated on the day your
                             order is placed.

By Wire                      By Wire                          By Wire
To obtain instructions for   To obtain instructions for       Be sure the Fund has your bank
Federal Funds wire           Federal Funds wire purchases     account information on file.
purchases for the Fund,      for the Funds, please call       Proceeds will be wired to your
please call U.S. Bancorp     U.S. Bancorp at 1-877-363-6333.  bank.  There is a $15.00 wire fee
at 1-877-363-6333.  Your                                      charged for this service.
completed account
application must be
received in advance of
your wire.
Automatically                                                 Automatically
Automatic Investment Plan                                     Systematic Withdrawal Plan - Call
- Indicate on your                                            us to request a form to add the
application which                                             plan.  Complete the form,
automatic service(s) you                                      specifying the amount and
want.  Complete and return                                    frequency of withdrawals you would
your application with your                                    like.  You must own shares in an
investment.                                                   open account valued at $10,000 in
                                                              order to first authorize the
                                                              Systematic Withdrawal Plan.

*    We are unable to accept  post-dated  checks,  post-dated  on-line  bill pay checks, or any conditional order of payment.

**   Unless you have  instructed us  otherwise,  only one account owner needs to call in  redemption  requests.  All  telephone  calls are recorded for your protection  and  reasonable  procedures are taken to verify the identity of the caller (such as  requiring  the  provision  of your account  number and taxpayer  identification  number).  If such measures are followed to ensure
     against  unauthorized  transactions,   neither  the  Fund,  the  Investment
     Adviser, the Transfer Agent nor the Distributor will be responsible for any losses.  Written  confirmation will be provided for all purchase,  exchange and redemption  transactions initiated by telephone.  The Fund reserves the right to refuse a request  to sell  shares  by wire or  telephone  if it is believed  advisable to do so.  Procedures for selling shares of the Fund by wire or telephone may be modified or terminated at any time.

                                       12

                           Marketing and Distribution

The Fund's shares are offered  through  financial  supermarkets  and  retirement plans, investment advisers and consultants, financial planners, brokers, dealers and  other  investment  professionals.  The  Fund's  principal  underwriter  and national  distributor  is Legg Mason  Investor  Services,  LLC.  Fund shares are offered  and  sold  without  any  sales  charges  imposed  by  the  Fund  or its distributor.  Investment professionals who offer the Fund's shares are generally paid  separately  by their  individual  clients.  If you invest  through a third party,  the  policies  and fees may be  different  than those  described in this
Prospectus.  For  example,  third  parties  may charge  transaction  fees or set different minimum investment amounts.

The Fund has adopted a  Distribution  Plan pursuant to Rule 12b-1 under the 1940
Act.  Under this Plan,  the Fund will  reimburse the  distributor  or others for amounts spent in connection with the sales and distribution of its shares or for
shareholder   servicing   activities.   Distribution   activities   include  the
preparation, printing and mailing of prospectuses, shareholder reports and sales materials for marketing purposes, marketing activities, advertising and payments to  brokers  or  others  who sell  shares  of the  Fund.  Shareholder  servicing activities include ongoing  maintenance and service of shareholder  accounts for the Fund,  responding to inquiries regarding  shareholder accounts and acting as agent  or  intermediary  between  shareholders  and  the  Fund  or  its  service providers.  The  maximum  amount  that the Fund may pay is 0.25% per year of the average  daily net  assets of the Fund.  Because  these fees are paid out of the
Fund's assets on an ongoing  basis,  over time these fees will increase the cost of your  investment  and may cost  you more  than  paying  other  types of sales charges.  The fees of the Plan  currently are primarily  used to compensate  the distributor and mutual fund  supermarkets or retirement plan  recordkeepers  for their activities on behalf of the Fund and its shareholders.

U.S. Bancorp Fund Services, LLC serves as the administrator, transfer agent, and dividend  disbursing  agent for the Fund.  The Fund  also may  compensate  other parties who provide  transfer  agency  services in addition to those provided by
U.S. Bancorp Fund Services, LLC. U.S. Bank, N.A. serves as the custodian for the
Fund.

                           Distributions and Taxation

Dividends  and  Distributions.  The  Fund  intends  to  qualify  each  year as a regulated  investment  company  under the Internal  Revenue Code. As a regulated investment company,  the Fund generally pays no federal income tax on the income and gains it  distributes to you. The Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends annually. The
Fund will  distribute  net realized  capital  gains,  if any, at least  annually usually in December.  The Fund may distribute such income  dividends and capital gains more  frequently,  if necessary,  in order to reduce or eliminate  federal excise or income taxes on the Fund.  The amount of any  distribution  will vary, and there is no  guarantee  the Fund will pay  either  an income  dividend  or a capital gain  distribution.  Distributions  will  automatically be reinvested in additional shares of the Fund,  unless you elect to have the distributions  paid to you in cash. If you elect to receive  distributions and/or capital gains paid in cash, and the U.S.  Postal  Service  cannot deliver the check,  or if a check remains  outstanding for six months, the Fund reserves the right to reinvest the distribution  check in your account,  at the Fund's current net asset value, and to  reinvest  all  subsequent  distributions.  There  are no  sales  charges  or transaction  fees for  reinvested  dividends and all shares will be purchased at
NAV.

Annual  Statements.  Every January,  you will receive a statement that shows the
tax  status  of   distributions   you  received  the  previous   calendar  year.
Distributions  declared in December to shareholders of record in such month, but paid in  January,  are  taxable as if they were paid in  December.  The Fund may reclassify income after your tax reporting  statement is mailed to you. Prior to issuing your statement,  the Fund makes every effort to search for  reclassified income to reduce the number of corrected forms mailed to shareholders.  However, when  necessary,  the Fund will send you a  corrected  Form  1099-DIV to reflect reclassified information.

Avoid "Buying a Dividend." If you are a taxable  investor and invest in the Fund shortly before the record date of a taxable distribution,  the distribution will lower the value of the Fund's shares by the amount of the

                                       13

distribution  and, in effect,  you will receive some of your  investment back in the form of a taxable distribution.

Tax  Considerations.   In  general,   if  you  are  a  taxable  investor,   Fund
distributions  are taxable to you at either ordinary income or capital gains tax rates.  This is true whether you reinvest your  distributions in additional Fund shares  or  receive  them  in  cash.  For  federal  income  tax  purposes,  Fund distributions of short-term capital gains are taxable to you as ordinary income.
Fund  distributions  of long-term  capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. A portion of income dividends  designated by the Fund may be qualified  dividend income eligible for taxation by individual  shareholders at long-term  capital gain rates,  provided certain holding period requirements are met.

Sales,  Exchanges and  Redemption  of Fund Shares.  A sale or redemption of Fund shares is a  taxable  event  and,  accordingly,  a  capital  gain or loss may be recognized.  For tax  purposes,  an  exchange  of your Fund shares for shares of either the First American Prime  Obligation  Fund or the First American Tax Free
Obligations Fund is the same as a sale.

Backup  Withholding.  By law,  if you do not  provide  the Fund with your proper taxpayer identification number and certain required  certifications,  you may be subject to backup  withholding on any distributions of income,  capital gains or proceeds  from the sale of your shares.  The Fund also must  withhold if the IRS instructs it to do so. When  withholding is required,  the amount will be 28% of any distributions or proceeds paid.

Other.  Fund  distributions  and gains  from the sale or  exchange  of your Fund shares generally are subject to state and local taxes. Non-U.S. investors may be subject to U.S.  withholding  at a 30% or lower treaty tax rate and U.S.  estate tax and are subject to special  U.S.  tax  certification  requirements  to avoid backup  withholding  and claim any  treaty  benefits.  The  exemption  from U.S.
withholding for short-term capital gain and  interest-related  dividends paid by the Fund to non-U.S.  investors  will  terminate  and no longer be available for dividends  paid by the Fund with respect to its taxable  years  beginning  after
December 31, 2007, unless such exemptions are extended or made permanent.

This discussion of "Distributions and Taxation" is not intended or written to be used as tax advice.  Because  everyone's  tax  situation  is unique,  you should consult  your tax  professional  about  federal,  state,  local or  foreign  tax consequences before making an investment in the Fund.

                                       14

                              Financial Highlights

The financial  highlights  table is intended to help you  understand  the Fund's financial  performance  for the past five years.  Certain  information  reflects financial  results  for a single  Fund  share.  The total  returns  in the table represents  the  rate  that an  investor  would  have  earned  (or  lost)  on an
investment   in  the  Fund   (assuming   reinvestment   of  all   dividends  and
distributions).  This information has been audited by Tait,  Weller & Baker LLP, whose report,  along with the Fund's financial  statements,  are included in the
Fund's Annual Report to Shareholders, which is available upon request.

Per share data for a share of  beneficial  interest  outstanding  for the entire period and selected information for the period are as follows:

                                                      Fiscal Year Ended June 30,

                                          2007         2006        2005        2004         2003
NET ASSET VALUE
Beginning of fiscal year                $10.53        $9.72       $9.39       $8.12       $8.07
                                       -------      -------    --------     -------      ------
OPERATIONS
Net investment loss(1)                    0.00(2)     (0.02)      (0.02)      (0.02)         --
Net realized and unrealized
   gains (losses) on securities           1.51         0.83        0.35        1.29        0.05
                                       -------      -------    --------     -------      ------
Total from investment operations          1.51         0.81        0.33        1.27        0.05
                                       -------      -------    --------     -------      ------
NET ASSET VALUE
   End of fiscal year                   $12.04       $10.53       $9.72       $9.39       $8.12
                                       =======      =======    ========     =======      ======
Total Return                             14.34%        8.33%       3.51%      15.64%       0.62%

Net assets at end of fiscal year       $21,078      $19,742     $17,926     $17,426     $14,899
(000s omitted)

RATIO OF EXPENSES
  TO AVERAGE NET ASSETS
   Before expense reimbursement           2.51%        2.63%       2.64%       2.79%       2.60%
   After expense reimbursement            1.25%        1.25%       1.25%       1.25%       1.25%

RATIO OF NET INVESTMENT LOSS
  TO AVERAGE NET ASSETS
   Before expense reimbursement          (1.24%)      (1.55%)     (1.62%)     (1.74%)     (1.35%)
   After expense reimbursement            0.02%       (0.17%)     (0.23%)     (0.20%)      0.00%

Portfolio turnover rate                     79%          38%         56%         51%         23%

(1)  Net investment loss per share is calculated using the ending balances prior to consideration or adjustment for permanent book-to-tax differences.

(2)  Amount is less than $.005 per share.

                                       15

                               BARRETT GROWTH FUND

                       c/o U.S. Bancorp Fund Services, LLC
                            615 East Michigan Street
                               Milwaukee, WI 53202
                            Toll Free: (877) 363-6333

                               INVESTMENT ADVISER
                            Barrett Associates, Inc.
                                 90 Park Avenue
                               New York, NY 10016

                                   DISTRIBUTOR
                        Legg Mason Investor Services, LLC
                                100 Light Street
                               Baltimore, MD 21202

                        ADMINISTRATOR, FUND ACCOUNTANT &
                                 TRANSFER AGENT
                         U.S. Bancorp Fund Services LLC
                            615 East Michigan Street
                               Milwaukee, WI 53202

                                    CUSTODIAN
                                 U.S. Bank, N.A.
                               Custody Operations
                      1555 N. River Center Drive, Suite 302
                               Milwaukee, WI 53212

                                  LEGAL COUNSEL
                      Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                            Tait, Weller & Baker LLP
                         1818 Market Street, Suite 2400
                             Philadelphia, PA 19103

                             ADDITIONAL INFORMATION

A Statement of Additional  Information  (SAI)  contains  additional  information about the Fund and is incorporated by reference into this Prospectus. The Fund's
Annual and Semi-Annual  reports to shareholders  contain additional  information about the Fund's  investments.  In the  Fund's  annual  report,  you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's  performance  during its last fiscal year.  You may obtain a free copy of any of these  documents  by calling  or writing  the Fund using the contact information shown above. You may also obtain a free copy by visiting our website at  www.barrettgrowthfund.com.  You may also call the  toll-free  number shown  above to  request  other  information  about  the Fund and to make  other shareholder  inquiries.  In addition,  you may review and copy the SAI and other information  about the Fund by  visiting  the  SEC's  Public  Reference  Room in
Washington,  DC or by  visiting  the  EDGAR  Database  on the SEC's  website  at
http://www.sec.gov.  Copies  of this  information  also  may be  obtained,  upon payment of a duplicating fee, by writing to the SEC's Public Reference  Section,
Washington,  DC 20549-0102 or by electronic request at  publicinfo@sec.gov.  You may call the SEC at  202-551-8090  for  information  about the  operation of the
Public Reference Room.

SEC File No. 811-9035

                            Portfolio Management Team

E. Wells Beck, CFA(R), Managing Director - Barrett Associates, Inc.
Joined  Firm:  2006.  Formerly  with Haven  Capital  Management  and  Prudential
Securities.
Education:  B.A.  Princeton  University,  M.B.A. New York  University.  Years of
Experience: 13.

Robert J. Milnamow,  Director of Research - The Barrett Group, Managing Director
- Barrett Associates, Inc.
Joined Firm: 2003. Formerly with Rockefeller & Co., Phoenix Securities Group and
Oppenheimer Funds.
Education: B.A. Pennsylvania State University, M.B.A. New York University. Level
I and II of the CFA program. Years of Experience: 33.

Peter H. Shriver, CFA(R), President and Treasurer - Barrett Associates, Inc.
Joined Firm: 1989.  Formerly with Peter B. Cannell & Company and Henry Ansbacher
Inc.
Education:  B.A. Drake University,  M.A.,  M.B.A. New York University.  Years of
Experience: 21.

Cynthia J. Starke, Managing Director - Barrett Associates, Inc.
Joined Firm: 2007.  Formerly with Victory  NewBridge  Capital  Management and US
Trust Company, Campbell Cowperthwait Division
Education:  B.S.  Fordham  University,   M.B.A.  Fordham  University.  Years  of
Experience: 12.

                                THE BARRETT FUNDS

                               BARRETT GROWTH FUND
                                    Features:

                                    Liquidity
  You may redeem or exchange your shares on a daily basis, on all days during which the Fund is open for business. (1)

                            Automatic Investment Plan
Barrett Growth Fund offers the Automatic Investment Plan, an easy way to invest in the Fund on a regular basis. The Fund will deduct a specified amount from your bank checking or savings account on a monthly basis to purchase shares in your account. (2)

                               Retirement Accounts
 Barrett Growth Fund offers a wide array of qualified retirement plan accounts, including IRA Plans.

                               Current Information
   You may visit the Fund's internet website at www.barrettgrowthfund.com for current Fund and market commentary and for the latest Prospectus and Shareholder
                                    Report.

1    Shares  are  redeemed  at market  price  which may be more or less than the original amount invested.

2    The Automatic  Investment Plan does not ensure a profit nor protect against loss in a declining market.

                               BARRETT GROWTH FUND

                       c/o U.S. Bancorp Fund Services, LLC
                            615 East Michigan Street
                               Milwaukee, WI 53202
                            Toll-Free (877) 363- 6333
                            www.barrettgrowthfund.com

                               BARRETT GROWTH FUND

                                THE BARRETT FUNDS
                                 90 Park Avenue
                               New York, NY 10016
                                 (877) 363-6333

                       STATEMENT OF ADDITIONAL INFORMATION
                             Dated October 31, 2007

     This  Statement  of  Additional  Information  (SAI)  relates to the Barrett
Growth  Fund,  which is a series of The Barrett  Funds,  a  registered  open-end management investment company commonly known as a mutual fund. This SAI is not a
Prospectus  and should be read in  conjunction  with the Prospectus for the Fund dated  October 31, 2007.  The  Prospectus  may be obtained,  free of charge,  by writing or calling the Fund at the address and toll-free number shown above. The audited  financial  statements  for the Fund for the fiscal  year ended June 30,
2007 are incorporated herein by reference to the June 30, 2007 Annual Report and are available by request,  without charge, by writing or calling the Fund at the address and toll-free number shown above.

                                       1

                                       2

GENERAL INFORMATION

     The Barrett  Growth Fund (the "Fund") is a series of The Barrett  Funds,  a statutory  trust  organized in the state of Delaware on September  30, 1998 (the
"Trust").  The Trust is an open-end  management  investment  company  registered under the Investment  Company Act of 1940, as amended (the "1940 Act"), which is authorized  to  issue  multiple  series  and  classes  of  shares.  Each  series represents  interests  in a  separate  portfolio  of  investments.  The Trust is authorized to issue an unlimited  number of shares of beneficial  interest,  par value $0.001.  The Barrett Growth Fund is the first and only series of the Trust and is classified as a "diversified"  series as that term is defined in the 1940
Act.

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS

     The Fund's investment  objective is long-term capital  appreciation and the maximization  of after-tax  returns.  The Fund seeks to achieve its objective by investing  primarily in a  diversified  portfolio of common  stocks of large and mid-sized growth companies.  The Fund's investment objective is not fundamental, and therefore may be changed in the future by action of the Board of Trustees of the  Trust.  Shareholders  would  not be  asked  to  vote on any  change  in the investment objective, but would receive ample advance written notice of any such change.

     The Fund's Prospectus outlines the principal  investment  strategies of the
Fund.  The  following  discussion  of  investment   techniques  and  instruments
supplements,  and should be read in conjunction with the investment  information set  forth  in the  Fund's  Prospectus,  and  includes  some  information  about strategies that are not considered to be principal  investment  strategies.  The investment  practices  described  below,  except for the  discussion  of certain investment restrictions,  are not fundamental and may be changed by the Board of
Trustees  without  the  approval  of the  shareholders.  In  seeking to meet the investment  objective  of the  Fund,  the  Fund's  investment  adviser,  Barrett
Associates,  Inc. (the  "Adviser"),  may cause the Fund to invest in any type of security  whose  characteristics  are  consistent  with  the  Fund's  investment objective.  The securities in which the Fund may invest include those  described below.

Convertible Securities

     Traditional  convertible  securities  include  corporate  bonds,  notes and preferred  stocks that may be converted into or exchanged for common stock,  and other  securities  that also provide an  opportunity  for equity  participation.
These securities are generally  convertible either at a stated price or a stated
rate  (that is,  for a  specific  number  of  shares  of  common  stock or other security).  As with other  fixed-income  securities,  the price of a convertible security to some extent varies inversely with interest rates.  While providing a fixed-income  stream (generally higher in yield than the income derivable from a common stock but lower than that afforded by a non-convertible debt security), a convertible  security  also  affords the  investor an  opportunity,  through its conversion  feature,  to participate in the capital  appreciation  of the common stock into which it is convertible. As the market price of the underlying common stock declines,  convertible  securities  tend to trade  increasingly on a yield basis and so may not experience  market value declines to the same extent as the underlying  common stock.  When the market price of the underlying  common stock increases,  the price of a convertible security tends to rise as a reflection of the value of the  underlying  common stock.  To obtain such a higher yield,  the
Fund

                                       3

may be  required  to pay for a  convertible  security an amount in excess of the value of the  underlying  common stock.  Common stock  acquired by the Fund upon conversion of a convertible  security will  generally be held for as long as the
Adviser  anticipates such stock will provide the Fund with  opportunities  which are consistent with the Fund's investment objective and policies.

Warrants and Rights

     The Fund may invest in warrants;  however,  not more than 10% of the Fund's total assets (at the time of purchase)  will be invested in warrants  other than warrants  acquired in units or attached to other  securities.  Warrants are pure speculation  in that they have no voting  rights,  pay no dividends  and have no rights with  respect to the assets of the  corporation  issuing  them.  Warrants basically are options to purchase  equity  securities at a specific  price valid for a  specific  period  of  time.  They  do  not  represent  ownership  of  the securities, but only the right to buy them. Warrants differ from call options in that  warrants are issued by the issuer of the security that may be purchased on their  exercise,  whereas call  options may be written or issued by anyone.  The prices  of  warrants  do not  necessarily  move  parallel  to the  prices of the
underlying   securities.   Rights  represent  a  preemptive  right  to  purchase
additional shares of stock at the time of new issuance,  before stock is offered to the general  public,  so that the  stockholder  can retain the same ownership percentage after the offering.

Illiquid Securities

     The Fund may invest up to 15% of its net assets in illiquid securities. The term  "illiquid  securities"  for this purpose means  securities  that cannot be
disposed  of  within  seven  days  in  the   ordinary   course  of  business  at
approximately  the amount at which the Fund has valued the securities.  Illiquid securities  are  considered to include  generally,  among other things,  certain written over-the-counter  options,  securities or other liquid assets being used as cover for such options,  repurchase  agreements  with maturities in excess of seven days,  certain loan  participation  interests and other  securities  whose disposition is restricted under the federal securities laws. The Fund's illiquid investments may include  privately placed securities that are not registered for sale under the Securities Act of 1933, as amended (the "1933 Act").

Rule 144A Securities

     The Fund may invest in securities  that are  restricted  as to resale,  but which are regularly traded among qualified institutional buyers because they are exempt under Rule 144A from the  registration  requirements of the 1933 Act. The
Board of  Trustees  of the Trust has  instructed  the  Adviser to  consider  the following  factors in determining  the liquidity of a security  purchased  under
Rule 144A: (i) the frequency of trades and trading volume for the security; (ii)
whether at least three  dealers are willing to purchase or sell the security and the number of potential  purchasers;  and (iii) whether at least two dealers are making a market  in the  security  (the  method  of  soliciting  offers  and the mechanics of transfer).  Although having delegated the day-to-day functions, the
Board of Trustees will continue to monitor and periodically review the Adviser's selection of Rule 144A securities, as well as the Adviser's determinations as to their liquidity. Investing in securities under Rule 144A could affect the Fund's illiquidity to the extent that  qualified  institutional  buyers  become,  for a time, uninterested in purchasing these securities.

                                       4

After the purchase of a security  under Rule 144A, the Board of Trustees and the
Adviser will  continue to monitor the  liquidity of that security to ensure that the Fund has no more than 15% of its net assets in illiquid securities.

When Issued, Delayed Delivery Securities and Forward Commitments

     The Fund may enter into  forward  commitments  for the  purchase or sale of securities,  including on a "when issued" or "delayed  delivery" basis in excess of  customary  settlement  periods  for the type of security  involved.  In some cases,  a  forward  commitment  may be  conditioned  upon  the  occurrence  of a subsequent  event,  such as approval  and  consummation  of a merger,  corporate reorganization or debt  restructuring,  i.e., a when, as and if issued security.
When such  transactions  are  negotiated,  the price is fixed at the time of the commitment,  with payment and delivery  taking place in the future,  generally a month or more after the date of the  commitment.  While the Fund will only enter into a forward commitment with the intention of actually acquiring the security, the Fund may  sell the  security  before  the  settlement  date if it is  deemed advisable.

     Securities  purchased  under a forward  commitment  are  subject  to market fluctuation,  and no interest  (or  dividends)  accrues to the Fund prior to the settlement  date. The Fund will segregate with its custodian cash or liquid high grade debt securities in an aggregate amount at least equal to the amount of its outstanding forward commitments.

American Depository Receipts

     The Fund may make  foreign  investments  through the  purchase  and sale of sponsored  or  unsponsored  American  Depository  Receipts  ("ADRs").  ADRs  are
receipts  typically  issued  by a U.S.  bank or  trust  company  which  evidence ownership of underlying securities issued by a foreign corporation. The Fund may purchase ADRs whether they are "sponsored" or  "unsponsored."  "Sponsored"  ADRs are issued  jointly by the issuer of the  underlying  security and a depository, whereas "unsponsored" ADRs are issued without participation of the issuer of the deposited security.  Holders of unsponsored ADRs generally bear all the costs of such  facilities  and the depository of an  unsponsored  facility  frequently is under no obligation to distribute shareholder  communications  received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited  securities.  Therefore,  there may not be a correlation between  information  concerning the issuer of the security and the market value of an unsponsored ADR. ADRs may result in a withholding tax by the  foreign  country of source  which will have the effect of  reducing  the income distributable to shareholders.

U.S. Government Securities

     U.S.  government  securities are obligations of, or guaranteed by, the U.S.
government,  its agencies or  instrumentalities.  The U.S.  government  does not guarantee  the net  asset  value of the  Fund's  shares.  Some  U.S.  government securities,  such as Treasury bills, notes and bonds, and securities  guaranteed by the Government National Mortgage Association  ("GNMA"),  are supported by the full faith and credit of the United States; others, such as those of the Federal
Home Loan  Banks,  are  supported  by the right of the issuer to borrow from the
U.S. Treasury;

                                       5

others, such as those of the Federal National Mortgage Association ("FNMA"), are
supported by the discretionary  authority of the U.S. government to purchase the agency's  obligations;  and  still  others,  such as those of the  Student  Loan
Marketing Association,  are supported only by the credit of the instrumentality.
U.S. government securities include securities that have no coupons, or have been stripped of their unmatured interest coupons,  individual  interest coupons from such  securities  that  trade  separately,  and  evidences  of  receipt  of such securities.  Such securities may pay no cash income, and are purchased at a deep discount  from  their  value  at  maturity.  Because  interest  on  zero  coupon securities is not distributed on a current basis but is, in effect,  compounded, zero  coupon  securities  tend  to  be  subject  to  greater  market  risk  than interest-payment securities, such as CATs and TIGRs, which are not issued by the
U.S. Treasury, and therefore,  are not U.S. government securities,  although the underlying  bond  represented  by such receipt is a debt  obligation of the U.S.
Treasury.  Other zero coupon Treasury  securities  (STRIPs and CUBEs) are direct obligations of the U.S. government.

Bank Obligations

     Certificates of deposit are short-term  obligations of commercial  banks. A bankers'  acceptance  is a time draft drawn on a commercial  bank by a borrower, usually in connection with international commercial  transactions.  Certificates of deposit may have fixed or variable rates.

Loans of Portfolio Securities

     The Fund may lend its investment  securities to approved borrowers who need to borrow securities in order to complete certain transactions, such as covering short sales,  avoiding  failures to deliver  securities or completing  arbitrage operations. By lending its investment securities,  the Fund attempts to increase its income  through the receipt of interest on the loan. Any gain or loss in the market  price of the  securities  loaned that might occur during the term of the loan  would be for the  account  of the Fund.  The Fund may lend its  investment securities to qualified  brokers,  dealers,  domestic and foreign banks or other financial  institutions,  so long as the terms,  the structure and the aggregate amount  of such  loans are not  inconsistent  with the 1940 Act or the rules and regulations or  interpretations of the U.S.  Securities and Exchange  Commission
(the "SEC")  thereunder,  which currently  require that: (a) the borrower pledge and maintain with the Fund collateral  consisting of cash, an irrevocable letter of  credit  issued by a bank or  securities  issued  or  guaranteed  by the U.S.
Government  having a value at all  times  not less than 100% of the value of the securities loaned; (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis); (c) the loan be made subject to termination by the Fund at any time; and
(d) the Fund  receives  reasonable  interest  on the loan (which may include the
Fund investing any cash collateral in interest bearing short-term  investments).
All relevant  facts and  circumstances,  including the  creditworthiness  of the broker,  dealer or  institution,  will be  considered in making  decisions  with respect  to the  lending  of  securities,  subject  to  review  by the  Board of
Trustees.

     At the present time,  the staff of the SEC does not object if an investment company pays reasonable  negotiated fees in connection with loaned securities so long as such  fees are set  forth in a  written  contract  and  approved  by the investment company's Board of Trustees. In addition, voting rights may pass with the loaned securities, but if a material event occurs affecting an investment on a loan, the loan must be called and the securities voted.

                                       6

Repurchase Agreements

     When the Fund enters into a repurchase  agreement,  it purchases securities from a bank or  broker-dealer  which  simultaneously  agrees to  repurchase  the securities at a mutually  agreed upon time and price,  thereby  determining  the yield during the term of the  agreement.  As a result,  a  repurchase  agreement provides a fixed rate of return  insulated from market  fluctuations  during the term of the agreement.  The term of a repurchase  agreement  generally is short, possibly  overnight  or for a few days,  although it may extend over a number of months (up to one year) from the date of delivery. Repurchase agreements will be fully collateralized and the collateral will be marked-to-market daily. The Fund may not enter into a repurchase  agreement having more than seven days remaining to maturity if, as a result,  such  agreement,  together with any other illiquid securities held by the Fund,  would exceed 15% of the value of the net assets of the Fund.

     In the event of  bankruptcy  or other default by the seller of the security under a repurchase agreement, the Fund may suffer time delays and incur costs or possible losses in connection  with the  disposition of the collateral.  In such event,  instead of the contractual  fixed rate of return,  the rate of return to the Fund would be dependent upon intervening fluctuations of the market value of the underlying  security and the accrued interest on the security.  Although the
Fund would have rights against the seller for breach of contract with respect to any losses arising from market fluctuations  following the failure of the seller to  perform,  the  ability  of the Fund to  recover  damages  from a  seller  in bankruptcy or otherwise in default would be reduced.

Reverse Repurchase Agreements

     Reverse repurchase  agreements involve sales of portfolio securities of the
Fund to  member  banks of the  Federal  Reserve  System  or  securities  dealers believed creditworthy,  concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price which is generally equal to the original  sales price plus interest.  The Fund retains record  ownership and the right to receive interest and principal payments on the portfolio securities involved. In connection with each reverse repurchase transaction,  the Fund will segregate cash, U.S. government securities,  equity securities and/or investment and  non-investment  grade debt  securities in an amount equal to the repurchase price. Any assets held in any segregated securities,  options,  futures, forward contracts or other  derivative  transactions  shall be liquid,  unencumbered and marked-to-market  daily  (any  such  assets  held in a  segregated  account  are referred to in this SAI as "Segregated Assets").

     A reverse  repurchase  agreement involves the risk that the market value of the  securities  retained  by the  Fund  may  decline  below  the  price  of the securities the Fund has sold but is obligated to repurchase under the agreement.
In the event the buyer of securities under a reverse repurchase  agreement files for  bankruptcy  or becomes  insolvent,  the Fund's use of the  proceeds  of the agreement may be restricted  pending a determination  by the other party, or its trustee or receiver,  whether to enforce the Fund's obligation to repurchase the securities. Reverse repurchase agreements are considered borrowings and as such, are subject to the same investment limitations.

                                       7

Borrowing

     The Fund may borrow money as a temporary measure for extraordinary purposes or to facilitate  redemptions subject to the fundamental  investment restriction described below under the heading  "Investment  Restrictions." The Fund will not borrow money in excess of 33 1/3% of the value of its total assets. The Fund has no intention of increasing its net income through borrowing.  Any borrowing will be done from a bank with the required  asset  coverage of at least 300%.  In the event  that such asset  coverage  shall at any time fall  below  300%,  the Fund shall,  within three days  thereafter (not including  weekends or holidays),  or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its  borrowings  to such an extent  that the  asset  coverage  of such borrowings shall be at least 300%.

Futures

     The Fund may enter  into  contracts  for the  purchase  or sale for  future delivery of securities.  A purchase of a futures  contract means the acquisition of a  contractual  right to obtain  delivery  to the Fund of the  securities  or foreign  currency  called for by the  contract at a  specified  price and future date.  When the Fund enters into a futures  transaction,  it must deliver to the futures  commission  merchant  selected  by the Fund an  amount  referred  to as
"initial margin." This amount is maintained by the futures  commission  merchant in segregated  account at the custodian bank.  Thereafter,  a "variation margin"
may be paid by the  Fund  to,  or  drawn  by the  Fund  from,  such  account  in accordance  with controls set for such  accounts,  depending upon changes in the price of the underlying securities subject to the futures contract.

     The Fund may enter into futures  contracts and engage in options on futures to the extent that no more than 5% of the Fund's  assets are required as futures contract  margin  deposits  and  premiums  on  options,  and may  engage in such transactions to the extent that obligations relating to such futures and related options  on  futures  transactions  represent  not more  than 25% of the  Fund's assets.

     The Fund will enter into futures transactions on domestic exchanges and, to the extent such transactions have been approved by the Commodity Futures Trading
Commission for sale to customers in the United States, on foreign exchanges.  In addition, the Fund may sell stock index futures in anticipation of, or during, a market  decline  to attempt to offset  the  decrease  in market  value of common stocks that might otherwise result;  and the Fund may purchase such contracts in order to  offset  increases  in the cost of common  stocks  that it  intends  to purchase.  Unlike  other  futures  contracts,  a stock  index  futures  contract specifies  that no delivery of the actual  stocks  making up the index will take place.  Instead,  settlement  in cash must  occur  upon the  termination  of the contract.  While  futures  contracts  provide for the  delivery  of  securities, deliveries usually do not occur.  Contracts are generally terminated by entering into offsetting transactions.

     The Fund may enter into futures  contracts  to protect  against the adverse effects of fluctuations in security  prices,  interest or foreign exchange rates without  actually  buying or selling the  securities  or foreign  currency.  For example,  if interest rates are expected to increase,  the Fund might enter into futures  contracts for the sale of debt securities.  Such a sale would have much the same effect as selling an equivalent  value of the debt securities  owned by the Fund. If

                                       8

interest rates did increase,  the value of the debt  securities in the portfolio would decline, but the value of the futures contracts to the Fund would increase at approximately the same rate,  thereby keeping the net asset value of the Fund from  declining  as much  as it  otherwise  would  have.  Similarly,  when it is expected that interest rates will decline, futures contracts may be purchased to hedge in  anticipation  of subsequent  purchases of securities at higher prices.
Since the  fluctuations in the value of futures  contracts  should be similar to those of debt securities,  the Fund could take advantage of the anticipated rise in value of debt  securities  without  actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Fund could then buy debt securities on the cash market.

     To the extent that market prices move in an unexpected direction,  the Fund may not achieve the anticipated  benefits of futures  contracts or may realize a loss. For example,  if the Fund is hedged against the possibility of an increase in interest rates which would  adversely  affect the price of securities held in its portfolio and interest rates decrease  instead,  the Fund would lose part or all of the  benefit of the  increased  value  which it has because it would have offsetting losses in its futures position. In addition,  in such situations,  if the Fund had  insufficient  cash, it may be required to sell securities from its portfolio to meet daily variation margin requirements.  Such sales of securities may, but will not  necessarily,  be at increased  prices that reflect the rising market.  The Fund may be  required to sell  securities  at a time when it may be disadvantageous to do so.

Options

     The Fund may invest in options that are listed on U.S.  exchanges or traded over-the-counter. Certain over-the-counter options may be illiquid. Thus, it may not be possible to close options  positions and this may have an adverse  impact on the Fund's ability to effectively  hedge its  securities.  The Fund considers over-the-counter options to be illiquid.  Accordingly, the Fund will only invest in such options to the extent  consistent  with its 15% limit on  investments in illiquid  securities.  The Fund may  purchase  and write call or put  options on securities  but will  only  engage  in  option  strategies  for  non-speculative purposes.  In addition,  the Fund will only engage in option transactions (other than index  options) to the extent that no more than 25% of its total assets are subject to obligations relating to such options.

     Purchasing Call Options - The Fund may purchase call options on securities.
When the Fund purchases a call option,  in return for a premium paid by the Fund to the writer of the  option,  the Fund  obtains  the right to buy the  security underlying the option at a specified  exercise price at any time during the term of the option.  The writer of the call option has the  obligation to deliver the underlying  security  against  payment of the exercise  price.  The advantage of purchasing call options is that the Fund may alter portfolio characteristics and
modify  portfolio   maturities   without  incurring  the  cost  associated  with
transactions.

     The Fund may,  following  the  purchase  of a call  option,  liquidate  its position by  effecting  a closing  sale  transaction.  This is  accomplished  by selling an option of the same  series as the option  previously  purchased.  The
Fund will realize a profit from a closing sale transaction if the price received on the  transaction  is more than the premium paid to purchase the original call option.  The Fund will  realize a loss from a closing  sale  transaction  if the price received on the  transaction is less than the premium paid to purchase the original call option.

                                       9

     Although the Fund will generally purchase only those call options for which there appears to be an active  secondary  market,  there is no assurance  that a liquid secondary market on an exchange will exist for any particular  option, or at any particular  time, and for some options no secondary market on an exchange may exist. In such event, it may not be possible to effect closing  transactions in particular options,  with the result that the Fund would have to exercise its options in order to realize  any profit and would  incur  brokerage  commissions upon the exercise of such  options and upon the  subsequent  disposition  of the underlying  securities  acquired through the exercise of such options.  Further, unless the price of the underlying security changes sufficiently,  a call option purchased by the Fund may expire  without any value to the Fund,  in which event it would realize a capital loss which will be  short-term  unless the option was held for more than one year.

     Covered Call Writing - The Fund may write covered call options from time to time on such portions of its portfolio, without limit, as the Adviser determines is  appropriate  in seeking to achieve  the  Fund's  investment  objective.  The advantage  to the Fund of writing  covered  calls is that it  receives a premium which is additional  income.  However,  if the security rises in value, the Fund may not fully participate in the market appreciation.

     During  the  option  period for a covered  call  option,  the writer may be assigned an exercise notice by the  broker-dealer  through whom such call option was sold,  requiring  the  writer to deliver  the  underlying  security  against payment of the exercise price. This obligation is terminated upon the expiration of the  option  or upon  entering  a  closing  purchase  transaction.  A closing purchase transaction,  in which the Fund, as writer of an option, terminates its obligation by purchasing an option of the same security as the option previously written, cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

     Closing  purchase  transactions  will  ordinarily  be effected to realize a profit on an  outstanding  call option,  to prevent an underlying  security from being  called,  to permit the sale of the  underlying  security or to enable the
Fund to write  another  call  option on the  underlying  security  with either a different  exercise price or expiration date or both. The Fund may realize a net gain or loss from a closing purchase transaction  depending upon whether the net amount of the original  premium received on the call option is more or less than the cost of effecting the closing purchase  transaction.  Any loss incurred in a closing purchase  transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security.
Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

     If a call option  expires  unexercised,  the Fund will realize a short-term capital  gain in the amount of the  premium on the  option  less the  commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, the Fund will  realize a gain or loss from the sale of the  underlying  security equal to the  difference  between the cost of the  underlying  security  and the proceeds  of the sale of the  security  plus the  amount of the  premium  on the option less the commission paid.

                                       10

     The Fund will write call options only on a covered basis,  which means that the Fund will own the underlying  security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, the
Fund would be required to continue to hold a security  which it might  otherwise wish to sell or deliver a security it would want to hold.  The exercise price of a call option may be below,  equal to or above the current  market  value of the underlying security at the time the option is written.

     Purchasing Put Options - The Fund may purchase put options.  The Fund will, at all times  during which it holds a put option,  own the  security  covered by such option.

     A put  option  purchased  by the Fund gives it the right to sell one of its securities  for an  agreed  price up to an  agreed  date.  The Fund  intends  to purchase  put options in order to protect  against a decline in the market value of the  underlying  security  below the exercise price less the premium paid for the option  ("protective  puts"). The ability to purchase put options will allow the Fund to protect unrealized gains in an appreciated security in the portfolio without actually  selling the security.  If the security does not drop in value, the Fund will lose the value of the premium paid. The Fund may sell a put option which it has previously purchased prior to the sale of the securities underlying such  option.  Such sale will result in a net gain or loss  depending on whether the  amount  received  on the sale is more or less  than the  premium  and other transaction costs paid on the put option which is sold.

     The  Fund  may  sell  a  put  option  purchased  on  individual   portfolio
securities.  Additionally,  the Fund may enter into closing sale transactions. A closing sale  transaction is one in which the Fund,  when it is the holder of an outstanding  option,  liquidates  its  position by selling an option of the same security as the option previously purchased.

     Writing  Put  Options - The Fund may also  write put  options  on a secured basis which means that the Fund will  maintain in a segregated  account with its custodian segregated assets in an amount not less than the exercise price of the option at all times during the option  period.  The amount of segregated  assets held in the  segregated  account  will be  adjusted  on a daily basis to reflect changes in the market value of the securities  covered by the put option written by the Fund.  Secured put options  will  generally  be written in  circumstances where the Adviser  wishes to purchase  the  underlying  security  for the Fund's portfolio  at a price lower than the current  market price of the  security.  In such  event,  the Fund would  write a secured  put option at an  exercise  price which,  reduced by the premium received on the option,  reflects the lower price it is willing to pay.

     Following  the writing of a put option,  the Fund may wish to terminate the obligation  to buy the  security  underlying  the option by  effecting a closing purchase  transaction.  This is  accomplished  by  buying  an option of the same security as the option previously  written.  The Fund may not,  however,  effect such a closing  transaction  after it has been  notified of the  exercise of the option.

     Straddles  -  The  Fund  may  write  covered  straddles   consisting  of  a
combination  of a call and a put  written  on the same  underlying  security.  A straddle will be covered when sufficient assets are deposited to meet the Fund's immediate obligations. The Fund may use the same

                                       11

liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise  price of the call is higher than that of the put.

Index Options

     The Fund may purchase exchange-listed put and call options on stock indices and sell such options in closing sale  transactions  for hedging  purposes.  The
Fund may purchase call options on broad market  indices to  temporarily  achieve market exposure when the Fund is not fully invested.  The Fund may also purchase exchange-listed  call options on particular  market  segment  indices to achieve temporary exposure to a specific industry.  The Fund may purchase put options on broad market  indices in order to protect its fully  invested  portfolio  from a general market decline.  Put options on market segments may be bought to protect the Fund from a decline in value of heavily  weighted  industries  in the Fund's portfolio.  Put  options  on stock  indices  may be used to  protect  the Fund's investments  in the case of a major  redemption.  While the option is open,  the
Fund will maintain a segregated account with its custodian in an amount equal to the market value of the option.

     Options on indices are similar to regular  options except that an option on an index gives the holder the right, upon exercise, to receive an amount of cash if the closing level of the index upon which the option is based is greater than
(in the case of a call) or lesser than (in the case of a put) the exercise price of the  option.  This  amount  of cash is equal to the  difference  between  the closing  price of the index and the  exercise  price of the option  expressed in dollars times a specified multiple (the "multiplier").

Risks of Options

     The  purchase and writing of options  involves  certain  risks.  During the option  period,  the  covered  call writer has, in return for the premium on the option,  given  up the  opportunity  to  profit  from a  price  increase  in the underlying  securities above the exercise price,  but, as long as its obligation as a writer  continues,  has  retained  the risk of loss should the price of the underlying  security  decline.  The writer of an option has no control  over the time  when it may be  required  to  fulfill  its  obligation  as a writer of the option.  Once an option writer has received an exercise notice, it cannot effect a closing  purchase  transaction in order to terminate its obligation  under the option and must deliver the underlying  securities at the exercise  price.  If a put or call  option  purchased  by the  Fund is not sold  when it has  remaining value, and if the market price of the underlying security, in the case of a put, remains  equal to or greater than the exercise  price or, in the case of a call, remains less than or equal to the exercise price,  the Fund will lose its entire investment  in the  option.  Also,  where a put or call  option on a  particular security is purchased to hedge  against price  movements in a related  security, the price of the put or call  option may move more or less than the price of the related security. There can be no assurance that a liquid market will exist when a  Fund  seeks  to  close  out  an  option  position.  Furthermore,  if  trading restrictions or suspensions are imposed on the options markets,  the Fund may be unable to close out a position.

     The Fund's purchases of options on indices will subject it to the following risks described below. First,  because the value of an index option depends upon movements  in the  level of the  index  rather  than the  price of a  particular security, whether the Fund will realize gain or loss on

                                       12

the  purchase of an option on an index  depends  upon  movements in the level of prices in the market  generally or in an industry or market  segment rather than movements in the price of a particular security. Accordingly,  successful use by the Fund of options on  indices is subject to the  Adviser's  ability to predict correctly the direction of movements in the market  generally or in a particular industry.  This requires different skills and techniques than predicting changes in the prices of individual securities.

     Second, index prices may be distorted if trading of a substantial number of securities  included in the index is interrupted  causing the trading of options on that index to be halted.  If a trading halt  occurred,  the Fund would not be able to close put options  which it had  purchased and the Fund may incur losses if the underlying  index moved adversely  before trading  resumed.  If a trading halt occurred and restrictions  prohibiting the exercise of options were imposed through  the close of trading on the last day before  expiration,  exercises  on that day would be  settled  on the basis of a closing  index  value that may not reflect  current price  information  for  securities  representing a substantial portion of the value of the index.

     Third,  if the Fund holds an index  option and  exercises  it before  final determination of the closing index value for that day, it runs the risk that the level of the underlying index may change before closing. If such a change causes the exercised  option to fall  "out-of-the-money,"  the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable  multiplier) to the assigned  writer.  Although the
Fund may be able to  minimize  this risk by  withholding  exercise  instructions until just before the daily cutoff time or by selling rather than exercising the option  when the  index  level is close  to the  exercise  price,  it may not be possible to  eliminate  this risk  entirely  because the cutoff  times for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced.

Other Investments

     The Board of Trustees  may, in the future,  authorize the Fund to invest in securities  other than those listed in this SAI and in the Prospectus,  provided that such investments would be consistent with the Fund's  investment  objective and  that  they  would  not  violate  any  fundamental  investment  policies  or restrictions.

INVESTMENT RESTRICTIONS

Fundamental  Investment  Policies  and  Restrictions:  The Fund has  adopted the following fundamental investment  restrictions,  which cannot be changed without the approval of a "majority of the outstanding  voting  securities" of the Fund.
Under the 1940 Act, a "majority of the outstanding  voting securities" of a fund means the vote of: (i) more than 50% of the outstanding voting securities of the fund;  or (ii) 67% or more of the  voting  securities  of the fund  present at a meeting,  if the holders of more than 50% of the outstanding  voting  securities are present or represented by proxy, whichever is less.

     Concentration:  The Fund will not make  investments that will result in the concentration  (as that term may be defined  in the 1940 Act,  any rule or order thereunder,  or SEC staff  interpretation  thereof)  of its  investments  in the securities of issuers primarily engaged in the

                                       13

same  industry,  provided  that  this  restriction  does not limit the Fund from investing  in  obligations  issued or  guaranteed  by the U.S.  government,  its agencies or instrumentalities. The SEC staff currently takes the position that a fund  concentrates its investments in a particular  industry if more than 25% of its net assets is invested in issuers within the industry.

     Senior  Securities  &  Borrowing:  The Fund may not  borrow  money or issue senior securities,  except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

     Underwriting:  The Fund may not underwrite the securities of other issuers, except  that the Fund may  engage in  transactions  involving  the  acquisition, disposition or resale of its portfolio securities,  under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

     Real Estate: The Fund may not purchase or sell real estate, unless acquired as a result of ownership of  securities or other  instruments  and provided that this  restriction  does not prevent  the Fund from  investing  in issuers  which invest,  deal or otherwise  engage in  transactions  in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

     Commodities: The Fund may not purchase or sell physical commodities, unless acquired  as a result  of  ownership  of  securities  or other  instruments  and provided  that this  restriction  does not  prevent  the Fund from  engaging  in transactions  involving  futures  contracts and options  thereon or investing in securities that are secured by physical commodities.

     Lending:  The Fund may not make loans,  provided that this restriction does not prevent the Fund from purchasing debt obligations,  entering into repurchase agreements,  loaning its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Non-Fundamental  Policies  and  Restrictions:  In  addition  to the  fundamental investment  policies and  restrictions  described above, and the various general investment policies described in the Prospectus, the Fund will be subject to the following investment restrictions,  which are considered non-fundamental and may be changed by the Board of Trustees without shareholder approval.

     Other  Investment  Companies:  The Fund is  permitted  to  invest  in other investment companies,  including open-end, closed-end or unregistered investment companies,  either within the  percentage  limits set forth in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, or without regard to percentage limits in connection with a merger, reorganization,  consolidation or other similar  transaction.  However,  the Fund may not operate as a "fund of funds" which invests  primarily in the shares of other  investment  companies as permitted by Section  12(d)(1)(F)  or (G) of the 1940 Act, if its own shares are utilized as investments by such a "fund of funds."

                                       14

     Illiquid  Securities:  The Fund  may not  invest  more  than 15% of its net assets in securities  which it cannot sell or dispose of in the ordinary  course of business within seven days at  approximately  the value at which the Fund has valued the investment.

     In applying the Fund's fundamental policy concerning  concentration that is described  above, it is a matter of  non-fundamental  policy that investments in certain  categories of companies  will not be considered to be  investments in a particular  industry.  For example:  (i)  financial  service  companies  will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry;  (ii) technology companies will be divided according to their products
and  services,  for  example,  hardware,  software,   information  services  and
outsourcing,  or  telecommunications  will each be a  separate  industry;  (iii)
asset-backed  securities will be classified  according to the underlying  assets securing such securities;  and (iv) utility  companies will be divided according to their services,  for example,  gas, gas transmission,  electric and telephone will each be considered a separate industry.

ADDITIONAL INFORMATION ABOUT PURCHASES AND SALES

     The Fund has made certain limited arrangements that permit third parties to accept purchases and redemption  orders on the Fund's behalf.  Third parties may charge  transaction  fees  or  set  different  minimum  investment  amounts.  In addition,  third parties are  authorized to designate  other  intermediaries  to receive purchase and redemption orders on the Fund's behalf.

Purchasing Shares

     You may purchase  shares of the Fund  without any sales  charge  through an investment  adviser,  financial  planner,  broker,  dealer  or other  investment professional  or through a fund  supermarket or retirement  plan.  Shares of the
Fund are offered on a continuous  basis by the  distributor.  Other  persons may receive compensation for their marketing and shareholder servicing activities in the form of 12b-1 fees payable by the Fund under its 12b-1 Plan.

     The Fund reserves the right to reject any purchase order and to suspend the offering of shares of the Fund.  The minimum  initial  investment  is $2,500 and
additional   investments  must  total  at  least  $1,000.  The  minimum  initial investment  for  qualified  retirement  accounts is $1,000  ($500 for  Coverdell
Education  Savings IRAs) and there is no minimum for  subsequent  investments in these  accounts.  The Fund may also  change  or waive  its  policies  concerning minimum  investment amounts at any time. The Fund's transfer agent maintains all shareholder transaction(s) records for the Fund.

     The  Fund  does  not  intend  to  issue  certificates  representing  shares purchased.  You will have the same  rights of  ownership  with  respect  to such shares as if certificates had been issued.

     You may buy  shares at the  Fund's  net asset  value per share  (NAV).  The
Fund's  NAV is  calculated  once  daily as of the  close  of the New York  Stock
Exchange  ("NYSE")  (usually 4:00 P.M.  Eastern time) every day that the Fund is open for business  (generally,  the same days that the NYSE is open).  As of the date of this SAI, the NYSE  observes  the  following  holidays:  New Year's Day,
Martin  Luther  King Jr.  Day,  Presidents'  Day,  Good  Friday,  Memorial  Day,
Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                                       15

     The NAV is determined by dividing the value of the Fund's securities,  cash and other assets,  minus all expenses and  liabilities,  by the number of shares outstanding.  The Fund's  securities  are valued each day at their market value, which  usually  means the last  quoted  sale price on the  security's  principal exchange  on that  day.  Expenses  and fees of the Fund,  including  management, distribution  and  shareholder  servicing fees, are accrued daily and taken into account for the purpose of determining the net asset value.

     Cash and receivables are valued at their  realizable  amounts.  Interest is recorded  as  accrued  and  dividends  are  recorded  on the  ex-dividend  date.
Portfolio securities listed on a securities exchange, except those listed on the
Nasdaq National Market(R)and Small-CapSM exchanges ("Nasdaq"),  for which market quotations  are readily  available are valued at the last reported sale price of the day on the exchange on which the security is principally  traded.  Portfolio securities  traded on the Nasdaq will be valued at the Nasdaq  Official  Closing
Price on each  Business Day. If there is no such reported sale on an exchange or
Nasdaq,  the  portfolio  security  will be valued at the mean  between  the most recent quoted bid and asked prices.  The current market value of any option held by the  Fund is its  last  reported  sale  price on the  exchange  on which  the security  underlying  the option is principally  traded.  Lacking any sales that day,  options are valued at the mean between the bid and asked quotations at the close of the exchange.  The value of a foreign  security is determined as of the close of  trading  on the  foreign  exchange  on which it is traded or as of the scheduled close of trading on the NYSE, if that is earlier.

     Corporate bonds, U.S.  government  securities and other debt securities are valued  using the mean  between the closing bid and asked  prices  provided by a pricing service at the close of the NYSE.  Short-term  debt securities  having a majority of less than 60 days are valued at amortized cost,  which  approximates market value.

     Securities for which market  quotations are not readily  available,  or for which an  independent  pricing  service  does not  provide a value or provides a value  that does not  represent  the fair  value in the  judgment  of the Fund's investment  adviser or designee,  are valued at fair value under the  procedures approved by the Fund's Board of Trustees.  The fair value of such  securities is determined in good faith by taking into account relevant factors and surrounding circumstances,  which can  include,  but are not  limited  to:  (i)  fundamental analytical  data relating to the  investment  in the  security;  (ii) nature and duration of any restriction on the disposition of the security; (iii) evaluation of the forces that  influence  the market in which the security is purchased and sold; (iv) type of security or asset; (v) financial  statements of issuer;  (vi)
cost at date of purchase;  (vii) size of holding;  (viii)  discount  from market value of unrestricted securities of the same class at the time of purchase; (ix)
special reports prepared by analysts;  (x) information as to any transactions or offers with  respect to the  security;  (xi)  existence  of merger  proposals or tender offers  affecting the security;  (xii) price and extent of public trading in  similar  securities  of the  issuer or  comparable  companies  and the other relevant matters;  (xiii) most recent closing market prices;  (xiv) the value of other financial instruments,  including derivative  securities,  traded on other markets or among dealers; (xv) trading volumes on markets,  exchanges,  or among dealers;  (xvi)  values  of  baskets  of  securities  traded  on other  markets,
exchanges,   or  among  dealers;  (xvii)  changes  in  interest  rates;  (xviii)
observations from financial institutions; (xix) government (domestic or foreign)
actions or  pronouncements;  and (xx) other news events.  If a significant event affecting the value of domestic or foreign  securities  occurs after the closing price of the  security is obtained  but prior to the  calculation  of the Fund's
NAV,

                                       16

the security may be valued at fair value using procedures  adopted by the Fund's
Board of Trustees.

     When you buy  shares,  the  transfer  agent will charge a $25 fee against a shareholder's  account,  in addition to any loss  sustained by the fund, for any payment  that is returned.  All payments  used to buy shares of the fund must be denominated in U.S.  dollars.  The Fund will not accept payment in cash or money orders.  The Fund also does not accept  cashier's checks in amounts of less than
$10,000.  To prevent check fraud, the Fund will not accept  third-party  checks,
Treasury checks, credit card checks, traveler's checks or starter checks for the purchase  of  shares.  It is the  policy of the Fund not to accept  applications
under  certain  circumstances  or  in  amounts  considered   disadvantageous  to
shareholders. The Fund reserves the right to reject any application.

     An example of how the Fund calculated its NAV per share as of June 30, 2007 is as follows:

         Net Assets         = NAV Per Share
-----------------------------
     Shares Outstanding

        $21,077,840         = $12.04
-----------------------------
         1,750,906

Selling Shares

     Shares  of the  Fund  may be  redeemed  on any  business  day that the Fund calculates  its NAV. The sale price will be the next NAV  calculated  after your order is accepted by the Fund's  transfer agent. No fees are imposed by the Fund when shares are sold.

     You may sell your  shares by giving  instructions  to the  Fund's  transfer agent by mail or by  telephone.  The  Fund  will use  reasonable  procedures  to confirm that  instructions  communicated  by  telephone  are genuine and, if the procedures are followed,  will not be liable for any losses due to  unauthorized or fraudulent telephone transactions. During times of drastic economic or market changes,  the telephone  redemption  privilege may be difficult to implement and the Fund reserves the right to suspend this privilege.

     Certain written  requests to sell shares require a signature  guarantee.  A signature guarantee is required to redeem shares in the following situations:

o    If ownership is changed on your account
o    When  redemption  proceeds are sent to a different  address other than that registered on the account;
o    If the proceeds are to be made payable to someone  other than the account's owner(s);
o    Any  redemption  transmitted  by federal wire transfer to a bank other than the bank of record;
o    When adding the telephone redemption option to an existing account;

                                       17

o    When changing pre-designated bank information on an account;
o    If a change of address  request was received by the  Transfer  Agent within the last 30 days;
o    For all redemptions of $10,000 or more from any shareholder account

In addition to the  situations  described  above,  the Fund and /or the Transfer
Agent may require a signature  guarantee in other  instances  based on the facts and circumstances relative to the particular situation.

     A signature  guarantee is used to help protect you and the Fund from fraud.
You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public.  Signature  guarantees  must appear  together with the signature(s)  of  the  registered  owner(s),  on:  (1)  a  written  request  for redemption; or (2) a separate instrument of assignment, which should specify the total number of shares to be redeemed  (this "stock  power" may be obtained from the Fund or from most banks or stock brokers).

     If you sell shares through a securities dealer or investment  professional, it is such person's responsibility to transmit the order to the Fund in a timely fashion. Any loss to you resulting from failure to do so must be settled between you and such person.

     Delivery of the proceeds of a redemption  of shares  purchased and paid for by check shortly before the receipt of the request may be delayed until the Fund determines  that the custodian has  completed  collection of the purchase  check which may take up to 10 days.  The Board of  Trustees  may  suspend the right of redemption or postpone the date of payment during any period when (a) trading on the New York Stock  Exchange  is  restricted  as  determined  by the SEC or such exchange  is closed for other than  weekends  and  holidays,  (b) the SEC has by order permitted such suspension, or (c) an emergency, as defined by rules of the
SEC, exists during which time the sale of Fund shares or valuation of securities held by the Fund are not reasonably practicable.

     Redeeming shares through a systematic withdrawal plan may reduce or exhaust the shares in your account if payments  exceed  distributions  received from the
Fund.  This is  especially  likely to occur if there is a market  decline.  If a withdrawal amount exceeds the value of your account, your account will be closed and the  remaining  balance in your  account  will be sent to you.  Because  the amount  withdrawn  under the plan may be more than your actual  yield or income, part of the payment may be a return of your investment.

     If you elect to receive  distributions  and/or  capital gains paid in cash, and your check remains  outstanding for six months,  the Fund reserves the right to reinvest the  distribution  check in your account,  at the Fund's current net asset value, and to reinvest all subsequent distributions.

     If mail is  returned  as  undeliverable  or we are  unable to locate you or verify your current mailing  address,  we may deduct the costs of any efforts to find you from your account.  These costs may include a percentage of the account when a search  company  charges a  percentage  fee in exchange  for its location services.

                                       18

     Distribution  or redemption  checks sent to you do not earn interest or any other income  during the time the checks remain  uncashed.  Neither the Fund nor its  affiliates  will be liable for any loss caused by your failure to cash such checks.

     The Fund also  reserves  the right to make a  "redemption  in-kind"  if the amount you are  redeeming  is large enough to affect Fund  operations  or if the redemption  would otherwise  disrupt the Fund. For example,  the Fund may redeem shares in-kind if the amount represents more than 1% of the Fund's assets.  When the Fund makes a  "redemption  in-kind"  it pays the  redeeming  shareholder  in portfolio  securities  rather than cash.  If shares are  redeemed  in-kind,  the redeeming  shareholder  may incur  brokerage  costs in converting  the assets to cash. The method of valuing securities used to make redemptions  in-kind will be the same as the method of valuing  portfolio  securities  described above.  Such valuation will be made as of the same time the redemption price is determined.

     In  addition,  if your account  balance  falls below  $1,000,  the Fund may request that you  increase  your  balance.  If it is still below $1,000 after 60 days, the Fund may automatically close your account and send you the proceeds.

MANAGEMENT OF THE TRUST

Trustees and Officers

     The  Trust is  governed  by a Board of  Trustees  that is  responsible  for protecting the interests of shareholders.  The Trustees are experienced business persons who meet throughout the year to oversee the Trust's  activities,  review contractual  arrangements  with companies that provide services to the Fund, and review  performance.  The names, age and business  addresses of the Trustees and officers  of  the  Trust,  together  with  information  as  to  their  principal occupations during the past five years, the number of portfolios they oversee in the Trust and other board memberships they hold, are listed on the charts below.

Interested Trustee
                                                                                     # of Portfolios
                                        Term of Office                               in Fund Complex        Other Board
Name, Age, Address    Position(s)       and Length of       Principal Occupation       Overseen by      Memberships Held by
                    Held with Trust      Time Served       During Past Five Years        Trustee              Trustee

None

                                       19

Independent Trustees

                                                                                     # of Portfolios
                                         Term of Office                              in Fund Complex   Other Directorships
 Name, Age, Address      Position(s)     and Length of      Principal Occupation       Overseen by       Held by Trustee
                       Held with Trust    Time Served      During Past Five Years        Trustee

Gerard E. Jones        Trustee and      Indefinite Term   Independent Trustee of            1          Tractor Supply
90 Park Avenue         Chairman of      as Trustee-       the Trust since August                       Company
New York, NY 10016     the Board        8 Years Served    2003; Trustee Emeritus
Age: 70                                 & Two-Year Term   of the Trust from 2000
                                        as Chairman - 2   to 2003; Independent
                                        Years Served      Trustee of the Trust
                                                          from its inception in
                                                          1998 to December 2000;
                                                          Adjunct Professor,
                                                          Vermont Law School;
                                                          Trustee of The Nature
                                                          Conservancy of Vermont;
                                                          Of Counsel, Shipman &
                                                          Goodwin, LLP from June
                                                          2001 to April 2003;
                                                          Partner, Bingham
                                                          McCutchen, LLP,
                                                          formerly known as
                                                          Richards & O'Neil, LLP
                                                          from 1972 through 2001.

Ronald E. Kfoury       Trustee          Indefinite Term   Independent Trustee of            1          None
90 Park Avenue                          8 Years Served    the Trust since its
New York, NY 10016                                        inception in 1998;
Age: 49                                                   Managing Director,
                                                          Arpent (software and
                                                          professional services
                                                          company) since October
                                                          2006; Chief Executive
                                                          Officer of Clockware,
                                                          Inc. (software company)
                                                          from November 2000
                                                          through October 2006.

Edward M. Mazze, PhD.  Trustee          Indefinite Term   Independent Trustee of            1          Washington Trust
90 Park Avenue                          6 Years Served    the Trust since January                      Bancorp., Inc.;
New York, NY 10016                                        2001; Distinguished                          Technitrol, Inc.
Age: 66                                                   University Professor of                      (electronics
                                                          Business                                     manufacturer)
                                                          Administration,
                                                          University of Rhode
                                                          Island since 2006;
                                                          Dean, College of
                                                          Business

                                       20

                                                                                     # of Portfolios
                                         Term of Office                              in Fund Complex   Other Directorships
 Name, Age, Address      Position(s)     and Length of      Principal Occupation       Overseen by       Held by Trustee
                       Held with Trust    Time Served      During Past Five Years        Trustee

                                                          Administration
                                                          of the University of
                                                          Rhode Island
                                                          (1998-2006); Director,
                                                          Technitrol Inc. since
                                                          1985; Director,
                                                          Washington Trust
                                                          Bancorp. Inc. since
                                                          2000; Honorary Board
                                                          Member, Delaware Valley
                                                          College of Science and
                                                          Agriculture since 1997.

Officers
                                                                                               # of
                               Position(s)        Term of                                 Portfolios in             Other
                                   Held         Officer and                                Fund Complex         Directorships
        Name, Age,                 With          Length of     Principal Occupation        Overseen by             Held by
          Address                 Trust         Time Served   During Past Five Years         Officer               Officer

Peter H. Shriver             President         Indefinite     President of Barrett              1                    None
90 Park Avenue                                 Term           Associates, Inc.
New York, NY                                   Since          since April 2004,
10016                                          January        Managing Director
Age:  55                                       2004           since 1989.

Paula J. Elliott             Secretary and    Indefinite      Vice President of                 1                    None
90 Park Avenue               Treasurer        Term            Barrett Associates,
New York, NY                                  Since           Inc. since 1995.
10016                                         December        Asst. Treasurer since
Age:  57                                      1998            July 2004.
                                                              Anti-Money Laundering
                                                              Compliance Officer
                                                              from February 2003 to
                                                              September 2004 and
                                                              Compliance Officer
                                                              from January 2004 to
                                                              September 2004.

Robert J. Milnamow           Vice President   Indefinite      Managing Director and             1                    None
90 Park Avenue                                Term            Director of Research
New York, NY                                  Since           of Barrett
10016                                         January         Associates, Inc.
Age:   56                                     2004            since November 2003;
                                                              Managing Member at
                                                              Thayer Pond Capital,
                                                              LLC since 2001 and

                                       21

                                                                                               # of
                               Position(s)        Term of                                 Portfolios in             Other
                                   Held         Officer and                                Fund Complex         Directorships
        Name, Age,                 With          Length of     Principal Occupation        Overseen by             Held by
          Address                 Trust         Time Served   During Past Five Years         Officer               Officer

                                                              Senior Portfolio
                                                              Manager at
                                                              Rockefeller & Co.
                                                              from 1998-2001.

Todd F. Kuehl                Chief            Indefinite      Vice President, Legg              1                    None
100 Light Street             Compliance       Term Since      Mason Office of the
Baltimore, MD 21202          Officer          October 2006    CCO (since February
Age: 38                                                       2006); Branch Chief,
                                                              Office of Investment
                                                              Company Regulation,
                                                              Division of
                                                              Investment
                                                              Management,
                                                              Securities and
                                                              Exchange Commission
                                                              (2002-2006); Vice
                                                              President, Deutsche
                                                              Asset Management
                                                              (1998-2002).

Compensation of Trustees

     The Trust does not compensate the Trustees who are officers or employees of the Adviser. Each Independent Trustee receives an annual retainer of $7,500 paid in  quarterly  installments  of $1,250 and a one-time  $2,500 fee.  Trustees are reimbursed for travel and other out-of-pocket  expenses in connection with their attendance at Board meetings.  The Board holds regular  quarterly  meetings each year, and the Trustees receive annual compensation from the Trust for serving on the Board and attending such  meetings.  Neither the Trust nor the Fund maintain any  deferred  compensation,  pension  or  retirement  plans,  and no pension or retirement  benefits  are accrued as Trust or Fund  expenses.  During the fiscal year  ended June 30,  2007,  there were four  regular  meetings  of the Board of
Trustees.

     During  the  fiscal  year ended June 30,  2007,  the  Independent  Trustees received the following compensation from the Trust:

                                                           Aggregate
                                                         Compensation
  Name of Trustee               Title                     from Trust

Gerard E. Jones                Trustee                      $6,250
Ronald E. Kfoury               Trustee                      $6,250
Edward M. Mazze, Ph.D.         Trustee                      $6,250

                                       22

     The  following  tables  provide  the  dollar  range  of  equity  securities beneficially owned by the board members of the Fund as of December 31, 2006.

Interested Trustee

                                                          Aggregate Dollar Range of Equity
                                                            Securities in All Registered
                                                          Investment Companies Overseen by
                    Dollar Range of Equity Securities                Trustee in
Name of Trustee                in the Fund                 Family of Investment Companies

Not Applicable                Not Applicable                       Not Applicable

Independent Trustees

                                                        Aggregate Dollar Range of Equity
                                                          Securities in All Registered
                                                        Investment Companies Overseen by
                         Dollar Range of Equity                    Trustee in
      Name of Trustee          Securities                Family of Investment Companies
                               in the Fund

Gerard E. Jones                   None                                None
Ronald E. Kfoury                  None                                None
Edward M. Mazze, Ph.D.            None                                None

Audit Committee

     The Trust has an Audit  Committee,  which  assists the Board of Trustees in fulfilling its duties relating to the Trust's accounting and financial reporting practices,  and also serves as a direct line of communication  between the Board of Trustees and the independent  auditors.  The specific  functions of the Audit
Committee  include  recommending  the engagement or retention of the independent auditors,  reviewing with the  independent  auditors the plan and the results of the  auditing  engagement,  approving  professional  services  provided  by  the independent auditors prior to the performance of such services,  considering the range of audit and non-audit fees, reviewing the independence of the independent auditors, reviewing the scope and results of the Trust's procedures for internal auditing, and reviewing the Trust's system of internal accounting controls.

     The Audit Committee  consists of Messrs.  Jones,  and Kfoury and Dr. Mazze, all of whom are Independent Trustees. Dr. Mazze serves as the chairperson of the
Audit  Committee.  During the fiscal  year ended June 30,  2007,  there were two meetings of the Audit Committee.  All of the then members of the Audit Committee were present for the meetings.

Nominating Committee

                                       23

     The Board has a Nominating  Committee comprised of Messrs. Jones and Kfoury and Dr. Mazze. Mr. Kfoury serves as the chairperson of the Nominating Committee.
The  Nominating  Committee,  established by the Board on September 24, 2007, has the responsibility,  among other things, to: (i) identify, research, recruit and evaluate candidates for nominations for Board members; (ii) make recommendations and consider shareholder  recommendations for nominations for Board members; and
(iii) make  recommendations  to the full Board for nominations for membership on all  committees,  review all  committee  assignments  annually and  periodically review  the  responsibilities  and need for all  committees  of the  Board.  The
Nominating  Committee did not meet during the last fiscal year since it was just recently established.

     According to the Nominating  Committee  Charter  approved by the Board, the
Nominating  Committee will consider and review shareholder  recommendations  for nominations to fill vacancies on the Board if such  recommendations are properly submitted  to the  Committee or the Trust.  In order to  recommend a nominee,  a
"qualifying  shareholder"  (as defined below) should provide a written notice to the Nominating Committee containing the following information:  (a) the name and address of the qualifying shareholder making the recommendation;  (b) the number of  shares  of the  Fund  that are  owned of  record  and  beneficially  by such qualifying  shareholder  and the  length of time that such  shares  have been so owned by the qualifying  shareholder;  (c) a description of all arrangements and understandings  between  such  qualifying  shareholder  and any other  person or persons (naming such person or persons) pursuant to which the  recommendation is being made;  (d) the name,  age, date of birth,  business  address and residence address of the person or persons being recommended; (e) the resume or curriculum vitae of the  person or persons  being  recommended  and such other  information regarding  each person  recommended by such  qualifying  shareholder as would be required to be included in a proxy  statement  filed pursuant to the proxy rules of the SEC had  the  nominee  been  nominated  by the  Board;  (f)  whether  the shareholder making the  recommendation  believes the person recommended would or would not be an "interested person" of the Trust, as defined in Section 2(a)(19)
of the 1940 Act; and (g) the written consent of each person recommended to serve as a trustee  of the Trust if so  nominated  and  elected/appointed.  The notice should be sent to the Nominating  Committee of The Barrett  Funds,  c/o Paula J.
Elliott, Secretary of the Trust at 90 Park Avenue, New York, New York 10016, and
the envelope containing the notice should indicate "Nominating Committee."

     A  "qualifying  shareholder"  who is eligible to recommend a nominee to the
Nominating  Committee is a shareholder that (i) owns of record,  beneficially or through a financial any amount of the Fund's shares, (ii) has been a shareholder the Fund's shares for 12 months or more prior to submitting  the  recommendation to the  Committee,  and  (iii)  provides  a  written  notice  to  the  Committee containing the information above.

     It is the  intention of the  Committee  that the  recommending  shareholder demonstrate  a significant  and long-term  commitment to the Trust and its other shareholders  and that his or her objectives in submitting a  recommendation  is consistent with the best interests of the Trust and all of its shareholders.

     In the event the  Committee  receives a  recommendation  from a  qualifying shareholder  during a time when no vacancy exists or is expected to exist in the near term and the

                                       24

recommendation  otherwise contains all the information  required,  the Committee shall  retain  such  recommendation  in its files  until a vacancy  exists or is expected to exist in the near term and the  Committee  commences  its efforts to fill such vacancy.

Principal Shareholders

     As of September 30, 2007, the following  shareholders  were known to own of record 5% or more of the outstanding shares of the Fund:

                    Shareholder/Address                     Percentage of Fund

Charles Schwab & Co., Inc.                                        5.28%
Special Custody Acct. for the Benefit of Customers
101 Montgomery Street
San Francisco, CA  94104-4151

     As of September 30, 2007, no person owned a controlling interest (i.e. more than 25%) in the Fund. As of September 30, 2007, the officers and Trustees, as a group, owned less than 1% of the outstanding shares of the Barrett Growth Fund.

DISCLOSURE OF PORTFOLIO HOLDINGS

     The Fund publicly  discloses 100% of its portfolio  holdings on a quarterly basis  in  shareholder  reports  or  other  required  SEC  filings  as of a date approximately  sixty days after quarter end. In addition,  the Fund is permitted to disclose  its  portfolio  holdings to  selected  third  parties in advance of release to all  shareholders or the general  public,  provided that the Fund (as contrasted to the Adviser or Distributor): (i) has a legitimate business purpose for  doing  so;  (ii) the  recipient  is  subject  to a duty of  confidentiality pursuant to a signed non-disclosure  agreement ("NDA"); and (iii) the release of such  information  would not otherwise  violate the antifraud  provisions of the federal  securities  laws or the  Fund's or  Adviser's  fiduciary  duties.  Such disclosures  can also be made  without  the  need  for  duty of  confidentiality pursuant  to a signed NDA,  if the  information  is released to the public at or before the time the information is released to the third party.

     The Fund's Board has approved ongoing  arrangements with service providers, whereby  portfolio  holdings  information  is made  available  to  such  service providers. These service providers are U.S. Bancorp Fund Services, LLC, the fund administrator,  fund  accountant and transfer agent,  U.S. Bank,  N.A., the Fund
custodian,   Tait,  Weller  &  Baker  LLP,  the  independent  registered  public accountant,  and Stradley Ronon Stevens & Young, LLP, outside legal counsel. The
Fund also may  disclose  holdings  information  to  financial  printers or proxy
voting   services.   These   service   providers   are   subject  to  duties  of
confidentiality,  including  a duty  not to  trade  on  non-public  information, imposed by law and/or  contract.  The Fund may also disclose such information to state and federal regulators and government  agencies,  or as otherwise required by law or  judicial  process.  No party  receives  compensation  for  disclosing holdings  information and any disclosure must be authorized under the disclosure policy adopted by the Fund's Board.

                                       25

     To facilitate  timely  release of  information  to ratings  agencies  (e.g.
Morningstar)  and others,  the Fund may publicly  disclose 100% of its portfolio holdings with a shorter delay,  but no less than 45 days after each quarter end.
The Fund  intends to publicly  disclose  its top ten  holdings on its website at
www.barrettgrowthfund.com  on a quarterly  basis after a 30-day  delay,  and may include  information  regarding the  percentage  of the  portfolio  each holding comprises.  The Fund does not intend to make selective non-public  disclosure to third parties.

     The  President  of the  Fund  is the  only  person  authorized  to  approve selective disclosure of the Fund's portfolio holdings and any such disclosure is subject to the Fund's  policy and Board  review.  Other than the  disclosure  of portfolio  holdings required to be filed with the SEC and those described above, the Fund does not intend to make its  portfolio  holdings  available  to anyone.
Neither the Fund nor the Adviser  receives  compensation or other  consideration for disclosure of portfolio securities.

     The Chief Compliance  Officer or his designee will conduct periodic reviews of compliance  with these  procedures and will provide a written report at least annually  to the Trust's  Board of  Trustees  regarding  the  operations  of the procedures and any material changes  recommended as a result of such review. The
Chief  Compliance   Officer  will  supply  the  Board  at  least  annually  with information  regarding any selective  disclosures,  along with an explanation of the legitimate business purpose relevant to each disclosure.  However, it is not currently anticipated that any selective disclosures will be granted.

PROXY VOTING POLICIES AND PROCEDURES

     The Board of Trustees on behalf of the Fund has  delegated the authority to vote  proxies  related  to the  portfolio  securities  held  by the  Fund to the
Adviser. In exercising its proxy voting authority, the Adviser will vote proxies in accordance with the Proxy Voting Policies and Procedures  ("Policies") it has
adopted.

     The  Adviser's  Policies  are  designed  and  implemented  in a way that is reasonably  expected  to ensure  that  proxy  matters  are  handled  in the best interest  of  clients  for whom the  Adviser  has  voting  authority.  While the guidelines  included in the  procedures  are intended to provide a benchmark for voting standards,  each vote is ultimately cast on a case-by-case  basis, taking into consideration the Adviser's contractual  obligations to its clients and all other relevant facts and  circumstances at the time of the vote (such that these guidelines may be overridden to the extent the Adviser deems appropriate).

     The Adviser has a proxy voting  committee (the "Proxy  Committee")  that is responsible for administering and overseeing the proxy voting process. The Proxy
Committee is headed by a chairman (the "Committee  Chairman") who is responsible for determining appropriate voting positions on each proxy and whether there are any material conflicts of interest.

     The  Adviser  votes  proxies  solely in the  interests  of the Fund and its shareholders. As a matter of policy, the officers, trustees and employees of the
Fund,  the Adviser and the Proxy  Committee  will not be  influenced  by outside sources  whose  interests  conflict  with  the  interests  of the  Fund  and its shareholders.  All  conflicts  are  resolved  in the  interests  of  the  Fund's shareholders.  If a material  conflict  of  interest  exists,  (i) to the extent reasonably practicable and

                                       26

permitted by applicable  law, the client is promptly  notified,  the conflict is disclosed and the Adviser  obtains the client's proxy voting  instructions,  and
(ii) to the  extent  that  it is not  reasonably  practicable  or  permitted  by applicable  law to notify the client and obtain  such  instructions  (e.g.,  the client is a mutual fund or other commingled vehicle or is an ERISA plan client), the Adviser seeks voting  instructions  from an  independent  third party,  e.g.
Institutional Shareholder Services.

     Issues to be  considered  when  reviewing  proxies for  material  conflicts include, but are not limited to, the following:  (i) whether the Adviser (or, to the extent required to be considered by applicable law, its affiliates)  manages assets for the issuer or an  employee  group of the issuer or  otherwise  has an interest in the issuer;  (ii) whether the Adviser,  or an officer or director of the  Adviser - those  responsible  for  recommending  the proxy vote  (together,
"Voting  Persons")  is a  close  relative  of or  has  a  personal  or  business relationship  with an issuer,  executive,  director or person who is a candidate for director of the issuer or is a  participant  in a proxy  contest;  and (iii)
whether  there is any other  business  or personal  relationship  where a Voting
Person has a personal interest in the outcome of the matter before shareholders.

     In the  absence  of a  conflict  of  interest,  the  Chairman  of the Proxy
Committee  determines  votes on a  case-by-case  basis  taking into  account the voting guidelines contained in the Proxy Voting Guidelines,  as described below.
For  avoidance  of doubt,  depending  on the best  interest  of each  individual client, the Adviser may vote the same proxy differently for different clients. A record of the Committee Chairman's decision,  including its basis, is maintained by the Proxy Coordinator.

Barrett Associates' Proxy Voting Guidelines

     Barrett Associates has adopted general proxy voting  guidelines,  which are summarized below.  These guidelines are not an exhaustive list of all the issues that may arise and the Adviser cannot anticipate all future  situations.  In all
cases,   each  proxy  will  be  considered  based  on  the  relevant  facts  and circumstances.

Board of Directors

     The Adviser  votes  proxies for the  election of a company's  nominees  for directors  and for  board-approved  proposals on other  matters  relating to the board of directors with the following exceptions: (i) votes are withheld for the entire board of  directors if the board does not have a majority of  independent directors  or the  board  does  not  have  nominating,  audit  and  compensation committees composed solely of independent directors,  (although, for mutual fund companies,  where there is generally  not a  compensation  committee,  votes are withheld for the entire board of directors if the board does not have a majority of  independent  directors  or the  board  does not have  nominating  and  audit committees  composed solely of independent  directors);  (ii) votes are withheld for any nominee for director who is  considered an  independent  director by the company  and who has  received  compensation  from the  company  other  than for service  as a  director;  and (iii)  votes are cast on a  case-by-case  basis in contested elections of directors.

Executive Compensation

                                       27

     The Adviser  generally favors  compensation  programs that relate executive compensation  to  a  company's  long-term  performance.  Votes  are  cast  on  a
case-by-case   basis  on   board-approved   proposals   relating  to   executive
compensation,  except as follows: (i) where the Adviser is otherwise withholding votes for the entire  board of  directors,  the Adviser  votes for stock  option plans that will result in a minimal  annual  dilution;  (ii) the  Adviser  votes against  stock option plans or proposals  that permit  replacing or repricing of underwater  options;  (iii) the Adviser  votes  against  stock option plans that permit  issuance  of options  with an exercise  price below the stock's  current market price; and (iv) except where the Adviser is otherwise  withholding  votes for the entire board of directors, the Adviser votes for employee stock purchase plans that limit the  discount  for shares  purchased  under the plan to no more than 15% of their market value, have an offering period of 27 months or less and result in dilution of 10% or less.

Matters Relating to Capitalization

     The  management  of a  company's  capital  structure  involves  a number of important  issues,  including cash flows,  financing needs and market conditions that are unique to the circumstances of each company.  As a result,  the Adviser votes on a case-by-case basis on board-approved proposals involving changes to a company's capitalization except where the Adviser is otherwise withholding votes for the  entire  board of  directors.  In  general,  (i) the  Adviser  votes for proposals  relating to the  authorization of additional  common stock;  (ii) the
Adviser  votes for  proposals to effect stock splits  (excluding  reverse  stock splits); and (iii) the Adviser votes for proposals  authorizing share repurchase programs.

Acquisitions, Mergers, Reorganizations and Other Transactions

     The Adviser votes these issues on a  case-by-case  basis on  board-approved transactions.

Matters Relating to Anti-Takeover Measures

     The Adviser votes against  board-approved  proposals to adopt anti-takeover measures  except as follows:  (i) the Adviser votes on a  case-by-case  basis on proposals to ratify or approve  shareholder  rights plans;  and (ii) the Adviser votes on a case-by-case basis on proposals to adopt fair price provisions.

Other Business Matters

     The Adviser  votes for  board-approved  proposals  approving  such  routine business matters such as changing the company's name,  ratifying the appointment of auditors and procedural  matters  relating to the  shareholder  meeting.  The
Adviser votes on a case-by-case  basis on proposals to amend a company's charter
or  bylaws.   The  Adviser  votes  against   authorization   to  transact  other
unidentified, substantive business at the meeting.

Shareholder Proposals

     SEC regulations permit  shareholders to submit proposals for inclusion in a company's proxy statement.  These proposals generally seek to change some aspect of a company's  corporate  governance  structure or to change some aspect of its business operations. The Adviser

                                       28

votes in accordance with the  recommendation of the company's board of directors on all  shareholder  proposals,  except as follows:  (i) the  Adviser  votes for shareholder  proposals to require  shareholder  approval of  shareholder  rights plans; (ii) the Adviser votes for shareholder proposals that are consistent with the Adviser's proxy voting guidelines for  board-approved  proposals;  and (iii)
the Adviser votes on a case-by-case  basis on other shareholder  proposals where the firm is otherwise withholding votes for the entire board of directors.

Voting Shares of Investment Companies

     The Adviser may utilize shares of open or closed-end  investment  companies to  implement  its  investment  strategies.  Shareholder  votes  for  investment companies that fall within the  categories  listed above are voted in accordance with those  guidelines.  The Adviser votes on a case-by-case  basis on proposals relating to changes in the investment objectives of an investment company taking into account the original intent of the fund, changes in fundamental  investment restrictions and the role the fund plays in the clients' portfolios. The Adviser votes on a  case-by-case  basis all proposals  that would result in increases in expenses  (e.g.,  proposals  to adopt 12b-1  plans,  alter  investment  advisory arrangements  or approve fund mergers) taking into account  comparable  expenses for similar funds and the services to be provided.

     Where  there may be a  potential  conflict  of  interest  if the Adviser is receiving  investment  advisory  fees from an  investment  company,  the Adviser generally  votes in support of decisions  reached by the majority of independent directors.

Voting Shares of Foreign Issuers

     In the event  the  Adviser  is  required  to vote on  proxies  relating  to securities issued by foreign issuers,  i.e., issuers that are incorporated under the laws of a foreign  jurisdiction and that are not listed on a U.S. securities exchange or the Nasdaq stock market,  the following  guidelines are used,  which are premised on the existence of a sound  corporate  governance  and  disclosure framework.  These  guidelines,  however,  may  not  be  appropriate  under  some circumstances for foreign issuers and therefore apply only where applicable.  In general,  Barrett  Associates votes (i) for shareholder  proposals calling for a majority of the directors to be independent of management,  (ii) for shareholder proposals  seeking to increase the independence of board  nominating,  audit and compensation  committees,  and (iii) for  shareholder  proposals  that implement corporate  governance  standards similar to those established under U.S. federal law and the  listing  requirements  of U.S.  stock  exchanges,  and  that do not otherwise  violate  the laws of the  jurisdiction  under  which the  company  is incorporated.

     Barrett  Associates votes on a case-by-case  basis on proposals relating to
(i) the  issuance of common  stock in excess of 20% of a  company's  outstanding common  stock where  shareholders  do not have  preemptive  rights,  or (ii) the issuance  of common  stock in excess of 100% of a company's  outstanding  common stock where shareholders have preemptive rights.

     Shareholders  may request  copies of the Policies free of charge by calling the Proxy Committee toll free at  1-877-363-6333 or by sending a written request to:  Barrett  Associates,  Inc.,  90 Park  Avenue,  New  York,  New York  10016,
Attention: Proxy Committee.  Copies of the Fund's proxy voting records have been filed with the SEC on Form N-PX and posted on the SEC

                                       29

website at www.sec.gov and reflect the twelve-month  period July 1, 2006 through
June 30, 2007.  Updated proxy voting  records for the period  beginning  July 1,
2007 and ending  June 30,  2008 will be filed with the SEC no later than  August
31, 2008 and will be available at www.sec.gov.

INVESTMENT ADVISER AND INVESTMENT MANAGEMENT AGREEMENT

     Barrett Associates, Inc., with principal offices located at 90 Park Avenue,
New York, New York 10016, is the Fund's investment  adviser.  Barrett Associates is  registered as an investment  adviser  under the  Investment  Advisers Act of
1940, as amended.  Barrett  Associates was founded in 1937 and currently manages over $2.1  billion  in client  assets.  The firm has  approximately  900  client accounts, including families,  individuals,  foundations and other organizations or entities.  Barrett  Associates  has served as the Fund's  investment  manager since the Fund's inception on December 29, 1998.

     Barrett  Associates is a  wholly-owned  subsidiary  of Legg Mason,  Inc., a financial  services holding company with  approximately  $6.54 billion in equity capital and  headquartered  in  Baltimore,  Maryland.  Legg  Mason,  through its subsidiaries,  is  engaged  in  securities  brokerage  and  trading,  investment management of institutional and individual accounts and company-sponsored mutual funds,  investment  banking  for  corporations  and  municipalities,  commercial mortgage banking and other financial services. Legg Mason's principal investment management  subsidiaries include Western Asset Management Company,  Batterymarch
Financial Management,  Inc., Legg Mason Funds Management,  Inc., Bartlett & Co.,
Brandywine  Asset  Management,  Inc.,  Legg Mason Capital  Management,  Inc. and
Private Capital Management,  Inc. Through its investment advisory  subsidiaries,
Legg Mason has approximately $969 billion in assets under management as of March
31, 2007.

     Legg Mason acquired its initial interest in Barrett  Associates on February
5, 2001,  entering into an agreement with Barrett  Associates and certain of its shareholders  to purchase  the  remaining  shares of Barrett  Associates  over a five-year  period.  Legg Mason completed its purchase of all shares on March 15,
2005. The  acquisition of Barrett  Associates was designed as a revenue  sharing arrangement with the intention that Barrett Associates would retain its name and continue  to be  managed  and  operated  by Mr.  Barrett  and the  other  senior executives  of the firm.  In connection  with the Legg Mason  transaction,  Legg
Mason entered into  employment and  non-compete  agreements with certain Barrett
Associates  personnel.  There have been no changes in the management of the Fund as a result of the sale of Barrett Associates.

     Barrett  Associates serves as the Fund's investment  adviser pursuant to an
Investment  Management  Agreement  dated as of March 7,  2001  (the  "Management
Agreement"),  which  was  approved  by  shareholders  in view of the Legg  Mason acquisition.  The Management Agreement contains terms substantially identical to the previous Investment Management Agreement dated November 11, 1998 between the
Trust and Barrett Associates.

     Under the Management Agreement,  the Adviser, subject to the supervision of the Trustees,  provides a continuous  investment program for the Fund, including investment  research and management with respect to securities,  investments and cash equivalents,  in accordance with the Fund's investment objective,  policies and restrictions as set forth in its Prospectus and this SAI and the resolutions of  the  Trustees.  The  Adviser  is  responsible  for  effecting  all  security

                                       30

transactions  on behalf of the  Fund,  including  the  allocation  of  principal business and portfolio brokerage and the negotiation of commissions. The Adviser also maintains books and records with respect to the securities  transactions of the Fund and  furnishes to the Trustees  such  periodic or other  reports as the
Trustees may request.

     The Fund is  obligated  to pay the Adviser a monthly fee equal to an annual rate  of  1.00%  of the  Fund's  average  daily  net  assets.  The  Adviser  has contractually  agreed to waive  its  advisory  fee or assume as its own  expense certain expenses otherwise payable by the Fund to the extent necessary to ensure that total  operating  expenses of the Fund do not exceed 1.25% of average daily net assets  through  October 31,  2008.  In the event that Fund assets grow to a point where fee waivers and expense  payments are not  necessary to maintain the expense  limitation,  the Adviser may seek to recoup amounts waived or paid, but only  within a period of three  years  from the date such  amount  was waived or paid. For the fiscal years ended June 30, 2007, June 30, 2006 and June 30, 2005,
the  Adviser  waived  its  entire   advisory  fee  and  therefore   received  no
compensation from the Fund. Absent the expense limitation  agreement  undertaken by the Adviser,  the Adviser would have been  entitled to receive  advisory fees totaling  $206,738,  $188,722  and  $179,441 for the fiscal years ended June 30,
2007, June 30, 2006, and June 30, 2005,  respectively.  In addition, the Adviser also assumed $54,012,  $70,779 and $70,151 in Fund expenses for the fiscal years ended June 30, 2007, June 30, 2006 and June 30, 2005, respectively.

Portfolio Managers

     The following table shows  information  regarding other accounts managed by each Portfolio Manager of The Barrett Funds, as of June 30, 2007.

                           Other Registered         Other Pooled Investment            Other Accounts
                         Investment Companies              Vehicles
---------------------------------------------------------------------------------------------------------------
  Portfolio Manager     Number     Total Assets      Number     Total Assets      Number       Total Assets
---------------------------------------------------------------------------------------------------------------

  Robert J. Milnamow       1       $158,502,927        0              0             60      $164,549,139
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
   Peter H. Shriver        0            0              0              0            179         $456,363,322

    E. Wells Beck          0            0              1         $10,774,337        11         $19,251,083

   Cynthia Starke*         0            0              0              0             1*         $1,386,594*

*    Ms.  Starke  joined the Trust's  portfolio  management  team as of July 23,
     2007. Information provided as of September 30, 2007.

Portfolio Manager Compensation

                                       31

     Barrett  Associates,  Inc.  compensates all portfolio  managers with a base salary  and bonus.  The bonus is  determined  at  year-end  by the  compensation committee  which  takes  into  consideration  first  and  foremost  the  overall performance of the firm and then the individual  contribution  of each portfolio
manager,   rather  than  the  performance  of  the  Fund.  The  Adviser  uses  a
"Team-Oriented"  compensation  approach  to foster a spirit of  cooperation  and collegiality throughout the professional ranks of the firm.

Material Conflicts Arising from Other Accounts Managed by Portfolio Managers

     The  management  of multiple  funds and accounts may give rise to potential conflicts  of  interest if the funds and  accounts  have  different  objectives, benchmarks, time horizons, and fees, as a Portfolio Manager must allocate his or her time and investment  ideas across  multiple funds and accounts.  A Portfolio
Manager may execute transactions for a fund or account that may adversely impact the value of securities held by another fund or account. Securities selected for funds or accounts  may  outperform  the  securities  selected for other funds or accounts.

When an investment is appropriate or suitable for more than one fund or account, the following considerations apply:

     o    The  investment  opportunity  is  allocated  among  mutual  funds  and individual  client  accounts  on a pro rata basis  according  to their asset size.

     o    An investment  opportunity  will  generally not be placed in a fund or account if not in round lot shares of at least 100.

     o    The  investment  opportunity  will be spread over Barrett  Associates'
          accounts  and  funds  base  to the  fullest  extent  possible,  within standards of appropriateness and suitability.

     o    Initial public offerings receive the same  considerations as any other investment  opportunity,  subject to certain investment limitations of some funds and client accounts.

     o    Investment  opportunities  limited  in  amount  are not  allocated  to
          Barrett  Associates'  proprietary  accounts,  employees or  affiliated persons' accounts.

     o    Barrett  Associates may not allocate any initial  public  offerings to any accounts in which a restricted  person has a beneficial  interest, subject to certain exemptions.

     The portfolio managers' management of their personal accounts may give rise to potential conflicts of interest. The Fund and Barrett Associates have adopted a joint code of ethics that they believe contain provisions reasonably necessary to prevent such conflicts.

     The  following  table  sets  forth the  dollar  range of equity  securities beneficially owned by each Portfolio Manager of the Fund, as of June 30, 2007.

                                       32

Portfolio Manager             Dollar Range of Securities Owned in Portfolio

Robert J. Milnamow            $100,001-$500,000

Peter H. Shriver              $100,001-$500,000

E. Wells Beck                 $10,001-$50,000

Cynthia J. Starke             $10,001-$50,000*

*    Dollar range for Ms. Starke is as of September 30, 2007.  Ms. Starke joined the Trust's  portfolio  management  team after the June 30, 2007  reporting period.

CODE OF ETHICS

     The Fund and the Adviser  have  adopted a Joint Code of Ethics that governs the  conduct  of  employees  of the Fund and  Adviser  who may  have  access  to information  about the  Fund's  securities  transactions.  The Code of Ethics is based upon the recognition  that such persons owe a fiduciary duty to the Fund's shareholders  and must place the  interests of  shareholders  ahead of their own interests. Among other things, the Code of Ethics: (i) requires the preclearance of personal securities transactions;  (ii) contains certain blackout periods for personal  trading of securities  which may be considered for purchase or sale by the Fund or other  clients  of the  Adviser;  and  (iii)  contains  prohibitions against  personal  trading of initial public  offerings.  Persons subject to the
Joint Code of Ethics are required to maintain  holdings in a fund managed by the
Adviser,  including  the Fund,  for a minimum of sixty (60) calendar days before such persons are permitted to redeem their shares at a profit. Violations of the
Code are subject to review by the Trustees and could result in severe penalties.

     Legg Mason Investor Services,  LLC ("LMIS"),  the Fund's  Distributor,  has
also  adopted a Code of Ethics (the "Legg Mason  Code") to govern the conduct of its  employees  who may  also  have  access  to  information  about  the  Fund's securities  transactions.  The Legg Mason Code permits LMIS personnel subject to the Legg Mason Code to invest in securities,  including  securities  that may be purchased  or held by the  Fund,  subject  to  prohibitions  against  fraudulent transactions,  inside  information,  market  manipulation  and  trading  on  the knowledge  of  client  transactions.  Subject  to  certain  exemptions,  no LMIS personnel  subject to the Legg Mason Code may sell (exchange out of) shares of a proprietary  fund,  including  the Fund,  within sixty (60)  calendar  days of a purchase of (or exchange into) shares of the same proprietary fund. In addition,
LMIS personnel subject to the Legg Mason Code are prohibited from  participating in an initial public offering (other than a new offering of securities issued by a registered open-end investment company) or private placement without the prior written approval of the Legg Mason compliance department.

                                       33

SERVICE AGREEMENTS

     As more  fully  described  below,  the Trust has  entered  into a number of agreements with U.S. Bancorp Fund Services,  LLC ("U.S.  Bancorp"),  a Wisconsin
limited  liability  company,  pursuant  to which  management-related  and  other services are performed for the Fund. U.S.  Bancorp serves as the  Administrator,
Transfer and Dividend  Disbursing  Agent,  and Fund  Accountant.  The  principal offices of U.S.  Bancorp are  located at 615 East  Michigan  Street,  Milwaukee,
Wisconsin 53202. U.S. Bank, N.A.,  located at 1555 N. River Center Drive,  Suite
302, Milwaukee, Wisconsin 53212, serves as the Fund's Custodian.

Administrator

     Pursuant to a Fund Administration  Servicing Agreement with the Trust dated as of November  11, 1998 (the "Fund  Administration  Agreement"),  U.S.  Bancorp
serves as Administrator of the Fund and, subject to the direction and control of the Trustees,  supervises  all aspects of the operation of the Fund except those performed  by the  Fund's  Adviser.  As  administrator,  U.S.  Bancorp  receives asset-based  fees at the  annual  rates of 0.06% on the first  $200  million  of average  daily net assets,  0.05% on the next $500 million of average  daily net assets and 0.03% on average  daily net assets above $700  million,  subject to a minimum amount of $30,000 per year. For the fiscal years ended on June 30, 2007,
June 30, 2006 and June 30, 2005, the Trust paid U.S. Bancorp administrative fees and expense reimbursements of $35,349, $31,678 and $32,466 respectively.

     Under the Fund  Administration  Agreement,  U.S.  Bancorp  provides certain administrative  services and  facilities for the Fund.  These  services  include preparing  and  maintaining  books,  records,  tax and  financial  reports,  and monitoring compliance with state and federal regulatory requirements.

Fund Accounting

     Pursuant to a Fund Accounting  Servicing  Agreement with the Trust dated as of  November  11,  1998 (the  "Fund  Accounting  Agreement"),  U.S.  Bancorp  is
responsible  for  (i)  accounting  relating  to  the  Fund  and  its  investment transactions;  (ii)  maintaining  certain  books and records of the Fund;  (iii)
determining  daily the net asset  values  per share of the Fund and  calculating yield,  dividends and capital gains  distributions;  and (iv) preparing security position,  transaction and cash position reports.  For the fiscal years ended on
June 30, 2007, June 30, 2006 and June 30, 2005, the Trust paid U.S. Bancorp fund accounting fees of $24,623, $24,878 and $24,365 respectively.

     Under the Fund  Accounting  Agreement,  U.S.  Bancorp  maintains  portfolio trading  records and records of brokerage  activity in order to provide  monthly brokerage reports that identify brokers and set forth commission  amounts.  U.S.
Bancorp also  monitors  periodic  distributions  of gains or losses on portfolio sales and  maintains a daily  listing of  portfolio  holdings.  U.S.  Bancorp is responsible for expenses accrued and payment  reporting  services.  U.S. Bancorp provides tax accounting  services and tax-related  financial  information to the
Trust.  U.S. Bancorp also monitors  compliance with the regulatory  requirements relating to maintaining accounting records.

                                       34

Transfer Agent

     Pursuant to a Transfer Agency  Servicing  Agreement with the Trust dated as of November  11,  1998,  as amended on October 22,  2002 (the  "Transfer  Agency
Agreement"), U.S. Bancorp also acts as the Trust's transfer, dividend disbursing and redemption  agent.  U.S.  Bancorp  provides  certain  shareholder  and other
services  to  the  Trust,   including:   furnishing   account  and   transaction
information;  providing  mailing  labels  for  the  distribution  to the  Fund's shareholders of financial reports, prospectuses, proxy statements and other such materials;  providing compliance  reporting;  calculating  distribution plan and marketing expenses; and maintaining  shareholder account records. For the fiscal years ended on June 30, 2007,  June 30, 2006 and June 30,  2005,  the Trust paid
U.S.  Bancorp  shareholder  servicing fees and expenses of $34,553,  $37,507 and
$41,740 respectively.

     U.S.  Bancorp is  responsible  for  processing  orders for Fund  shares and
ensuring  appropriate   participation  with  the  National  Securities  Clearing
Corporation  for  transactions  with Fund shares.  If so requested by the Trust,
U.S. Bancorp will produce shareholder lists and reports for proxy solicitations.
U.S.  Bancorp  receives  and  processes   redemption  requests  and  administers
distribution  of  redemption  proceeds.  U.S.  Bancorp also handles  shareholder inquiries and provides routine account  information.  In addition,  U.S. Bancorp prepares and files appropriate  tax-related information concerning dividends and distributions  to shareholders.  Finally,  U.S. Bancorp will also be responsible for the Fund's compliance with anti-money laundering and customer identification regulations.

Custodian

     Pursuant  to a  Custodian  Servicing  Agreement  with the Trust dated as of
November 11, 1998 (the "Custodian Agreement"), U.S. Bank, N.A. (the "Custodian")
acts as the  custodian  of the Trust's  securities  and cash.  The  Custodian is located at 1555 N. River Center Drive, Suite 302, Milwaukee, WI 53212. Portfolio
securities  purchased in the United States are  maintained in the custody of the
Custodian  and may be entered into the Federal  Reserve Book Entry System of the security  depository system of the Depository Trust  Corporation.  The Custodian maintains separate accounts in the name of each Fund of the Trust. The Custodian is  responsible  for holding and making  payments of all cash  received  for the account of the relevant Fund.

     From each  account the  Custodian  may make  payments  for the  purchase of securities,  payment of interest,  taxes, fees and other operating expenses. The
Custodian is  authorized to endorse and collect  checks,  drafts or other orders for payment.  The Custodian is also  responsible  for the release or delivery of portfolio securities.  Additionally,  the Custodian monitors compliance with the regulatory requirements of the Treasury Department, Internal Revenue Service and
the laws of the states.  The Custodian is  compensated on the basis of an annual fee  based on  market  value  of  assets  of the  Fund  and on fees for  certain transactions.

Distributor

     Legg Mason Investor Services,  LLC ("LMIS"),  a wholly-owned  broker-dealer subsidiary  of Legg Mason,  located at 100 Light  Street,  Baltimore,  MD 21202, serves as the fund's distributor  pursuant to a Distribution  Agreement with the
Trust dated as of January 1, 2007 (the

                                       35

"Distribution Agreement").  The offering of the Fund's shares is continuous. The
Distribution  Agreement  provides that the  Distributor,  as agent in connection with the  distribution  of Fund  shares,  will use  appropriate  efforts to: (i)
promote the Fund;  (ii)  solicit  orders for the  purchase of the Fund's  shares subject to such terms and  conditions as the Fund may specify;  and (iii) accept orders for the purchase of Fund shares on behalf of the Fund.  In addition,  the
Distributor  may  pay  for  ongoing  shareholder  liaison  services,   including
responding to shareholder inquiries and providing  shareholders with information on their investments.  The Distributor will undertake additional promotional and
distribution  activities,   including,  but  not  limited  to,  compensation  to
underwriters,  dealers and sales personnel, printing and mailing prospectuses to prospective shareholders,  and printing and mailing sales literature as it deems appropriate.  Acting as principal and not as agent of the Fund, the  Distributor may also enter into dealer or similar  agreements with qualified  intermediaries for the  performance of  distribution  services,  shareholder  services,  record keeping and sub-accounting services. As compensation, the Distributor receives a fee at an annual rate of $16,000 from the Fund plus certain  incidental  fees. A portion of the Distributor's fee is paid pursuant to the Fund's Rule 12b-1 Plan.
The Adviser is responsible for paying the amount of the  distribution  fees that were not covered under the Rule 12b-1 Plan. Legg Mason Investor Services, LLC is
an affiliate of the Fund's investment adviser, Barrett Associates, Inc., because each company is under common  ownership of Legg Mason,  Inc. For the fiscal year ended June 30, 2007, the Fund paid the Distributor no fees for services provided to the Fund as described above.

     Prior to January 1, 2007, T.O.  Richardson  Securities,  Inc,  located at 2
Bridgewater  Road,  Farmington,  Connecticut,  06032  served  as  the  principal underwriter  and national  distributor  for the shares of the Fund pursuant to a
Distribution  Agreement  with  the  Trust  dated as of  November  11,  1998.  As
compensation,   T.  O.  Richardson  Securities,  Inc.  received  a  monthly  fee calculated at an annual rate of $16,000 or 0.02% of the average daily net assets of the Fund,  whichever was greater;  plus certain incidental fees. A portion of
T. O.  Richardson  Securities,  Inc.'s fee was paid  pursuant to the Fund's Rule
12b-1  Plan.  The  Adviser  was   responsible  for  paying  the  amount  of  the
distribution  fees that were not  covered  under the Rule  12b-1  Plan.  For the fiscal year ended June 30, 2007,  T. O.  Richardson  Securities,  Inc.  received
$6,707 in total compensation.

Distribution Plan

     The Board of  Trustees  has  adopted a  Distribution  Plan (the  "Plan") on behalf of the Fund, in  accordance  with Rule 12b-1 under the 1940 Act. The Fund is  authorized  under the Plan to use the  assets of the Fund to  reimburse  the
Adviser,  the Distributor or others for expenses incurred by such parties in the
promotion  and   distribution  of  the  shares  of  the  Fund.  The  Plan  is  a reimbursement  plan.  The  Plan  authorizes  the  use of  distribution  fees  to reimburse  expenses  including,  but not limited to, printing  prospectuses  and reports used for sales purposes, preparing advertising and sales literature, and other  distribution-related  expenses. The maximum amount payable under the Plan is 0.25% of the Fund's average net assets on an annual basis. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase  the cost of your  investment.  The plan is  intended  to,  among other things,  reimburse parties for expenses incurred in connection with the sales of
Fund shares and service to its shareholders,  and increase or maintain assets of the Fund so that certain fixed expenses may be spread over a broader asset base, resulting in lower per share expense ratios.  In addition,  a positive cash flow

                                       36

into the Fund is  useful in  managing  the Fund  because  the  Adviser  has more flexibility  in taking  advantage of new investment  opportunities  and handling shareholder redemptions.

     The  maximum  sales  charge  rule  of  the  Financial  Industry  Regulatory
Authority  (FINRA)  (formerly the National  Association  of  Securities  Dealers
(NASD)) relating to mutual fund shares  establishes limits on all types of sales charges,  whether front-end,  deferred or asset-based.  This rule may operate to limit the aggregate distribution fees to which shareholders may be subject under the terms of the Plan.

     The Plan requires that any person  authorized to direct the  disposition of monies paid or payable by the Fund pursuant to the Plan or any related agreement prepare  and  furnish to the  Trustees  for their  review,  at least  quarterly, written reports  complying with the requirements of the Rule and setting out the amounts  expended  under the Plan and the purposes for which those  expenditures were made.  The Plan  provides that so long as it is in effect the selection and nomination  of  Trustees  who are not  interested  persons  of the Trust will be committed  to the  discretion  of the  Trustees  then  in  office  who  are  not interested persons of the Trust.

     Neither the Plan nor any related  agreements can take effect until approved by a  majority  vote of both all the  Trustees  and those  Trustees  who are not interested  persons  of the Trust and who have no direct or  indirect  financial interest in the operation of the Plan or in any agreements  related to the Plan, cast in person at a meeting called for the purpose of voting on the Plan and the related  agreements.  The Trustees approved the Plan on November 11, 1998 and it became effective on December 18, 1998.

     The  Plan  will  continue  in  effect  only so long as its  continuance  is specifically  approved at least annually by the Trustees in the manner described above for Trustee  approval of the Plan. The Plan for the Fund may be terminated at any time by a majority vote of the Trustees who are not interested persons of the  Trust  and  who  have no  direct  or  indirect  financial  interest  in the operations of the Plan or in any  agreement  related to the Plan or by vote of a majority of the outstanding voting securities of the Fund.

     The Plan may not be amended so as to materially  increase the amount of the distribution  fees for the Fund unless the amendment is approved by a vote of at least a majority of the outstanding  voting securities of the Fund. In addition, no material  amendment may be made unless approved by the Trustees in the manner described above for Trustee approval of the Plan.

     The  following is a breakdown of the expenses  paid by the Fund pursuant to the Plan for the fiscal year ended June 30, 2007:

Advertising or Marketing Expenses...........................      $ 3,660
Printing and Mailing of Prospectuses to Other than
Current Shareholders........................................      $ 4,156
Compensation to Distributor*................................      $11,730
Compensation to Broker Dealers..............................      $31,503
Other.......................................................      $   635
Total                                                             $51,684

                                       37

*    During the past fiscal year, the Fund separately paid approximately  $6,707 to T.O.  Richardson  Securities,  Inc.,  the  Fund's  Distributor  prior to
     January   1,  2007  and  $0  to  the   Fund's   current   Distributor   for
     distribution-related  expenses and $5,023 directly to vendors for marketing expenses.

Additional Payments to Dealers and Financial Intermediaries.  The Adviser and/or
Distributor,  out of  their  own  resources  and not out of Fund  assets  (i.e., without  additional  cost to the Fund or its  shareholders),  in the  future may provide additional cash payments or non-cash  compensation to some, but not all, brokers and other  financial  intermediaries  who sell shares of the Fund.  Such payments  and  compensation  are in addition to any service  fees and other fees paid by the Fund to such  brokers  and  other  financial  intermediaries.  These arrangements  are  sometimes  referred  to as  "revenue  sharing"  arrangements.
Revenue  sharing  arrangements  are not financed by the Fund,  and thus,  do not result in increased Fund expenses.

     Although a financial  intermediary that sells Fund shares may also act as a broker or dealer in  connection  with the Fund's  purchase or sale of  portfolio securities,  the Adviser  does not consider a financial  intermediary's  sale of shares  of the Fund as a factor  when  choosing  brokers  or  dealers  to effect portfolio transactions for the Fund.

Independent Registered Public Accounting Firm

     The Trust's  independent  registered public accounting firm, Tait, Weller &
Baker LLP audits the Trust's annual financial statements and reviews the Trust's tax returns.  Tait,  Weller & Baker LLP is located at 1818 Market Street,  Suite
2400, Philadelphia, PA 19103.

PORTFOLIO TRANSACTIONS AND TURNOVER

     The Fund's portfolio securities transactions are placed by the Adviser. The objective of the Fund is to obtain the best available execution in its portfolio transactions,  taking into account the costs, promptness of executions and other qualitative considerations.  There is no pre-existing commitment to place orders with any broker,  dealer or member of an exchange.  The Adviser evaluates a wide range of  criteria  in  seeking  the most  favorable  price and  market  for the execution of transactions,  including the broker's  commission  rate,  execution capability, positioning and distribution capabilities,  information in regard to the  availability  of  securities,  trading  patterns,  statistical  or  factual information,  opinions  pertaining to trading strategy,  back office efficiency, ability to handle difficult trades,  financial stability,  and prior performance in servicing the Adviser and its clients.  In transactions on equity  securities
and  U.S.  government  securities  executed  in  the  over-the-counter   market,
purchases and sales are transacted directly with principal  market-makers except in those circumstances  where, in the opinion of the Adviser,  better prices and executions are available elsewhere.

     The Adviser, when effecting purchases and sales of portfolio securities for the account of the Fund,  will seek  execution of trades  either (i) at the most favorable and competitive  rate of commission  charged by any broker,  dealer or member  of an  exchange,  or (ii) at a higher  rate of  commission  charges,  if reasonable, in relation to proprietary and/or third-party brokerage and research services provided to the Fund or the Adviser by such member,  broker, or dealer.
Such  services  may  include,  but are not  limited  to,  any one or more of the following:  information  as to the  availability  of securities  for purchase or sale, statistical or factual information, or opinions pertaining to investments.
The Adviser may use research and services provided by brokers and

                                       38

dealers in  servicing  all its  clients,  including  the Fund,  and not all such services will be used by the Adviser in connection  with the Fund. In accordance with the  provisions of Section 28(e) of the 1934 Act, the Adviser may from time to time receive services and products which serve both research and non-research functions.  In such event,  the Adviser makes a good faith  determination of the anticipated  research  and  non-research  use  of the  product  or  service  and allocates brokerage only with respect to the research component.

     For the fiscal year ended June 30, 2007, the Fund paid $61,495 in brokerage commissions on transactions totaling $33,680,185. For the fiscal year ended June
30,  2006,  the Fund paid  $29,930  in  brokerage  commissions  on  transactions totaling  $14,621,411.  For the fiscal year ended June 30,  2005,  the Fund paid
$45,164 in brokerage  commissions  on  transactions  totaling  $20,401,377.  All brokerage  commissions  were paid to  broker-dealers  who  provided  research or brokerage services to the Adviser.

     The Adviser provides  investment advisory services to individuals and other institutional  clients,  including  corporate pension plans,  profit-sharing and other  employee  benefit  trusts,  and  other  investment  pools.  There  may be occasions in which other investment  advisory clients advised by the Adviser may also invest in the same  securities as the Fund.  When these clients buy or sell the same securities at substantially  the same time, the Adviser may average the transactions  as to price and allocate the amount of available  investments in a manner that it believes to be equitable to each client,  including  the Fund. On the other hand,  to the extent  permitted by law, the Adviser may  aggregate the securities  to be sold  or  purchased  for the  Fund  with  those  to be sold or purchased  for other  clients  managed by it in order to obtain lower  brokerage commissions, if any.

     The Fund does not engage in  frequent  trading  and  turnover  tactics  for short-term  gains,  however,  the  Adviser  will effect  portfolio  transactions without  regard to holding  period if, in its judgment,  such  transactions  are advisable  in light of a change in  circumstances  of a  particular  company  or within a  particular  industry  or in  general  market,  economic  or  financial conditions.  While the Fund anticipates that its annual portfolio  turnover rate should not exceed  50% under  normal  conditions,  it is  impossible  to predict portfolio  turnover rates. The portfolio turnover rate is calculated by dividing the lesser of the Fund's  annual  sales or  purchases  of  portfolio  securities
(exclusive of purchases or sales of securities  whose  maturities at the time of acquisition  were  one  year  or  less)  by the  monthly  average  value  of the securities in the portfolio during the year. The Fund's portfolio  turnover rate was 79%, 38% and 56% for the fiscal years ended June 30, 2007, June 30, 2006 and
June 30, 2005, respectively.

     As of June 30,  2007,  the Fund owned  securities  issued by the  following company which is a regular broker-dealer for the Fund:

Issuer                                              Value
Citigroup, Inc..............................       $615,480

SHARES OF BENEFICIAL INTEREST

     The Trust is a series  statutory trust that currently  offers one series of shares. The beneficial interest of the Trust is divided into an unlimited number of shares, with a par value of

                                       39

$0.001 each. Each share has equal dividend,  voting,  liquidation and redemption rights. There are no conversion or preemptive rights.  Shares, when issued, will be fully paid and  nonassessable.  Fractional  shares have  proportional  voting rights.  Shares of the Fund do not have  cumulative  voting rights,  which means that the  holders of more than 50% of the  shares  voting  for the  election  of trustees  can elect all of the  trustees  if they  choose to do so and,  in such event,  the holders of the remaining shares will not be able to elect any person to the Board of  Trustees.  Shares will be  maintained  in open  accounts on the books of the Transfer Agent,  and  certificates for shares will generally not be issued.

     If they deem it advisable and in the best  interests of  shareholders,  the
Trustees  may  create  additional  series of  shares,  each of which  represents interests  in a separate  portfolio  of  investments  and is subject to separate liabilities, and may create multiple classes of shares of such series, which may differ from each other as to expenses and  dividends.  If  additional  series or classes of shares are  created,  shares of each series or class are  entitled to vote as a series  or class  only to the  extent  required  by the 1940 Act or as permitted by the Trustees.  Upon the Trust's liquidation,  all shareholders of a series  would  share  pro-rata in the net assets of such  series  available  for distribution to shareholders of the series, but, as shareholders of such series, would not be entitled to share in the  distribution  of assets  belonging to any other series.

DIVIDENDS

     A shareholder will  automatically  receive all income dividends and capital gains  distributions  in additional  full and  fractional  shares of the Fund at their net asset value as of the date of payment unless the shareholder elects to receive such dividends or  distributions  in cash.  Shareholders  will receive a confirmation  of each new  transaction in their account.  The Trust will confirm all  account  activity,  including  the payment of  dividend  and capital  gains distributions and transactions made as a result of a Systematic  Withdrawal Plan or an Automatic  Investment  Plan.  Shareholders may rely on these statements in lieu of stock certificates.  Stock certificates  representing shares of the Fund will not be issued.

ADDITIONAL INFORMATION ON DISTRIBUTIONS AND TAXES

     Distributions of Net Investment  Income. The Fund receives income generally in  the  form  of  dividends  and  interest  on  its  investments  in  portfolio securities.  This income,  less expenses  incurred in the operation of the Fund, constitutes  its net investment  income from which dividends may be paid to you.
If you are a taxable  investor,  any  distributions by the Fund from such income
(other than qualified  dividend income received by individuals)  will be taxable to you at  ordinary  income  tax  rates,  whether  you  take  them in cash or in additional  shares.  Distributions from qualified dividend income are taxable to individuals at long-term  capital gain rates,  provided  certain  holding period requirements  are met. See the  discussion  below under the heading,  "Qualified
Dividend Income for Individuals."

     Distributions  of Capital Gains.  The Fund may derive capital gain and loss in connection  with sales or other  dispositions  of its  portfolio  securities.
Distributions  derived from the excess of net  short-term  capital gain over net long-term capital loss will be taxable to you as ordinary income.  Distributions paid from the excess of net long-term  capital gain over net short-term  capital loss will be taxable to you as long-term  capital  gain,  regardless of how long you have

                                       40

held your shares in the Fund.  Any net  short-term  or  long-term  capital  gain realized  by the Fund (net of any capital  loss  carryovers)  generally  will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

     Returns of Capital. If the Fund's  distributions  exceed its taxable income and  capital  gains  realized  during a taxable  year,  all or a portion  of the distributions  made in the same taxable year may be  recharacterized as a return of capital to shareholders.  A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the Fund and result in a higher  reported  capital  gain or lower  reported  capital loss when those shares on which the distribution was received are sold. Any return of capital in excess of your basis, however, is taxable as a capital gain.

     Investment  in  Foreign  Securities.  The Fund is  permitted  to  invest in foreign securities as described above.  Accordingly,  the Fund may be subject to foreign  withholding taxes on income from certain foreign  securities.  This, in turn, could reduce the Fund's distributions paid to you.

     PFIC securities. The Fund may invest in securities of foreign entities that could be deemed for federal income tax purposes to be passive foreign investment companies  ("PFICs").  In general,  a PFIC is any foreign  corporation if 75% or more of its gross income for its taxable year is passive income,  or 50% or more of its average assets (by value) are held for the production of passive  income.
When  investing in PFIC  securities,  the Fund intends to  mark-to-market  these securities  under certain  provisions  of the Code and recognize any  unrealized gains as ordinary  income at the end of the Fund's fiscal and excise  (described below) tax years.  Deductions for losses are allowable only to the extent of any current or  previously  recognized  gains.  These gains  (reduced  by  allowable losses) are treated as ordinary  income that the Fund is required to distribute, even though it has not sold or received  dividends  from these  securities.  You should  also be aware  that the  designation  of a  foreign  security  as a PFIC security  will cause its income  dividends to fall outside of the  definition of qualified  foreign  corporation  dividends.  These dividends  generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by the Fund. In addition, if the Fund is unable to identify an investment as a PFIC and thus  does not  make a  mark-to-market  election,  the Fund may be subject to U.S. federal income tax on a portion of any "excess  distribution" or gain from the disposition of such shares even if such income is distributed as a taxable  dividend  by the Fund to its  shareholders.  Additional  charges in the nature of  interest  may be imposed on the Fund in  respect  of  deferred  taxes arising from such distributions or gains.

     Information on the Amount and Tax Character of Distributions. The Fund will inform you of the amount and  character of your  distributions  at the time they are  paid,  and will  advise  you of the tax  status of such  distributions  for federal  income tax purposes  shortly after the close of each calendar  year. If you have not held  Fund  shares  for a full  year,  the Fund may  designate  and distribute to you, as ordinary income, qualified dividends or capital gains, and in the  case of  non-U.S.  shareholders,  the  Fund may  further  designate  and distribute as interest-related  dividends and short-term capital gain dividends, a  percentage  of income  that is not equal to the actual  amount of such income earned during the period of your investment in the Fund. Taxable

                                       41

distributions declared by the Fund in December to shareholders of record in such month, but paid in January, are taxable to you as if they were paid in December.

     Election  to be  Taxed  as a  Regulated  Investment  Company.  The Fund has
elected to be treated as a regulated  investment  company under  Subchapter M of the Internal  Revenue Code ("Code") and intends to so qualify during the current fiscal  year.  As a regulated  investment  company,  the Fund  generally  is not subject  to  entity  level  federal  income  tax  on the  income  and  gains  it distributes  to you. The Board of Trustees  reserves the right not to distribute the Fund's net long-term  capital gain or not to maintain the  qualification  of the Fund as a regulated  investment  company if it  determines  such a course of action to be  beneficial  to  shareholders.  If net  long-term  capital  gain is retained, the Fund would be taxed on the gain at the highest corporate tax rate, and shareholders  would be notified that they are entitled to a credit or refund for the tax paid by the  Fund.  If the  Fund  fails to  qualify  as a  regulated investment  company,  the Fund would be subject to federal and state,  corporate taxes on its taxable income and gains, and  distributions to you will be treated as taxable dividend income to the extent of such Fund's earnings and profits.

     In order to qualify as a regulated  investment  company for federal  income tax  purposes,  the Fund must meet  certain  asset  diversification,  income and distribution specific requirements, including:

     (i) The Fund must maintain a diversified  portfolio of securities,  wherein no security, including the securities of a qualified publicly traded partnership
(other  than  U.S.  government  securities  and  securities  of other  regulated investment  companies)  can exceed 25% of the Fund's  total  assets,  and,  with respect to 50% of the Fund's total assets,  no  investment  (other than cash and cash  items,  U.S.  government  securities  and  securities  of other  regulated investment  companies)  can exceed 5% of the Fund's  total  assets or 10% of the outstanding voting securities of the issuer;

     (ii) The Fund must derive at least 90% of its gross income from  dividends, interest,  payments  with respect to  securities  loans,  gains from the sale or disposition of stock, securities or foreign currencies,  or other income derived with  respect  to its  business  of  investing  in such  stock,  securities,  or currencies,  and net income  derived  from an interest  in a qualified  publicly traded partnership; and

     (iii)  The Fund must  distribute  to its  shareholders  at least 90% of its investment  company  taxable  income and net  tax-exempt  income for each of its fiscal years.

     Excise Tax Distribution  Requirements.  As a regulated  investment company, the Fund is  required  to  distribute  its income  and gains on a calendar  year basis, regardless of the Fund's fiscal year end as follows:

     Required distributions. To avoid a 4% federal excise tax, the Code requires the Fund to  distribute  to you by December 31 of each year,  at a minimum,  the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the  twelve-month  period ending  October 31; and 100% of any  undistributed  amounts from the prior year.
The Fund intends to declare and pay these distributions in

                                       42

December  (or to pay them in  January,  in which  case  you must  treat  them as received in December) but can give no assurances that its distributions  will be sufficient to eliminate all taxes.

     Post-October  losses.   Because  the  periods  for  measuring  a  regulated
investment  company's  income are  different  for excise and income tax purposes special rules are required to protect the amount of earnings and profits  needed to support excise tax  distributions.  For instance,  if a regulated  investment company that uses October 31st as the measurement  period for paying out capital gain net income  realizes  a net  capital  loss after  October 31 and before the close of its taxable year, the fund likely would have insufficient  earnings and profits for that taxable year to support the dividend  treatment of its required distributions  for that  calendar  year.  Accordingly,  the Fund is permitted to elect to treat net capital  losses  realized  between  November 1 and its fiscal year end of June 30th  (``post-October  loss") as  occurring on the first day of the following tax year (July 1st).

     Sales,  Exchanges  and  Redemption  of Fund Shares.  Sales,  exchanges  and
redemptions   (including   redemptions  in-kind)  of  Fund  shares  are  taxable
transactions for federal and state income tax purposes.  If you redeem your Fund shares the Internal  Revenue Service  requires you to report any gain or loss on your  redemption.  If you held your shares as a capital asset,  the gain or loss that  you  realize  will be a  capital  gain or loss and  will be  long-term  or short-term, generally depending on how long you have held your shares.

     Redemptions at a loss within six months of purchase. Any loss incurred on a redemption  or exchange of shares held for six months or less will be treated as long-term  capital loss to the extent of any long-term  capital gain distributed to you by the Fund on those shares.

     Wash sales.  All or a portion of any loss that you realize on a  redemption of your Fund shares will be  disallowed  to the extent that you buy other shares in the Fund  (through  reinvestment  of dividends or  otherwise)  within 30 days before or after your share  redemption.  Any loss  disallowed  under these rules will be added to your tax basis in the new shares.

     U.S.  Government  Securities.  Income  earned on  certain  U.S.  government obligations  is exempt  from  state and local  personal  income  taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct  obligations of the U.S.  government,  subject in some states to minimum  investment or reporting  requirements that must be met by the
Fund.  Income on investments by the Fund in certain other  obligations,  such as repurchase agreements collateralized by U.S. government obligations,  commercial paper and federal agency-backed  obligations (e.g., Government National Mortgage
Association (GNMA) or Federal National Mortgage Association (FNMA) obligations), generally  does not qualify for  tax-free  treatment.  The rules on exclusion of this income are different for corporations.

     Qualified Dividend Income for Individuals.  For individual shareholders,  a portion of the  dividends  paid by the Fund may be  qualified  dividend  income, which is eligible  for taxation at  long-term  capital gain rates.  This reduced rate  generally is  available  for  dividends  paid by the Fund out of dividends earned on the Fund's investment in stocks of domestic corporations and qualified foreign corporations.

                                       43

     Both  the  Fund  and  the  investor  must  meet  certain   holding   period
requirements  to qualify Fund dividends for this  treatment.  Specifically,  the
Fund  must  hold the  stock  for at  least 61 days  during  the  121-day  period beginning 60 days before the stock  becomes  ex-dividend.  Similarly,  investors must hold their  Fund  shares for at least 61 days  during  the  121-day  period beginning 60 days before the Fund distribution goes ex-dividend. The ex-dividend date is the first date  following  the  declaration  of a dividend  on which the purchaser  of stock is not  entitled  to  receive  the  dividend  payment.  When counting the number of days you held your Fund shares,  include the day you sold your shares but not the day you acquired these shares.

     While the income  received in the form of a qualified  dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes. For example, you will not be allowed to offset your long-term  capital  losses against  qualified dividend income on your federal income tax return. Any qualified dividend income that  you  elect  to be taxed at these  reduced  rates  also  cannot  be used as investment income in determining your allowable investment interest expense. For other  limitations on the amount of or use of qualified  dividend income on your income tax return, please contact your personal tax advisor.

     After the close of its fiscal year,  the Fund will designate the portion of its ordinary  dividend  income that meets the  definition of qualified  dividend income  taxable at reduced  rates.  If 95% or more of the Fund's  income is from qualified  sources,  it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income.

     Dividends-Received Deduction for Corporations.  For corporate shareholders,
a  portion   of  the   dividends   paid  by  the  Fund  may   qualify   for  the
dividends-received  deduction. The portion of dividends paid by the Fund that so qualifies  will  be  designated  each  year in a  notice  mailed  to the  Fund's shareholders,  and cannot  exceed the gross amount of dividends  received by the
Fund from  domestic  (U.S.)  corporations  that  would  have  qualified  for the dividends-received  deduction in the hands of the Fund if the Fund was a regular corporation.

     The availability of the dividends-received  deduction is subject to certain holding  period and debt  financing  restrictions  imposed under the Code on the corporation  claiming the  deduction.  The amount that the Fund may designate as eligible for the  dividends-received  deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund were  debt-financed or held by the Fund for less than a minimum  period of time,  generally 46 days during a
91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your  Fund  shares  are  debt-financed  or held by you for less than a 46-day period then the  dividends-received  deduction for Fund dividends on your shares may also be reduced or eliminated.  Even if designated as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion)
must be included in your alternative minimum taxable income calculation.

     Investment in Complex Securities. The Fund may invest in complex securities that could be subject to numerous  special  and  complex tax rules.  These rules could  accelerate the  recognition  of income by the Fund (possibly  causing the
Fund to sell  securities to raise the cash for necessary  distributions)  and/or defer the Fund's ability to recognize a loss, and, in limited cases, subject the
Fund to U.S.  federal  income tax. These rules could also affect whether gain or

                                       44

loss recognized by the Fund is treated as ordinary or capital, or as interest or dividend  income.  These rules could,  therefore,  affect the amount,  timing or character of the income distributed to you by the Fund. For example:

     Securities  purchased  at  discount.  The Fund is  permitted  to  invest in securities  issued or  purchased  at a discount  such as zero  coupon,  deferred interest  or  payment-in-kind  (PIK)  bonds that could  require it to accrue and distribute income not yet received. If it invests in these securities,  the Fund could be required to sell  securities in its portfolio  that it otherwise  might have  continued  to hold in  order to  generate  sufficient  cash to make  these distributions.

     Derivatives.  The Fund is permitted to invest in certain options,  futures, forwards or foreign  currency  contracts.  If the Fund makes these  investments, under certain provisions of the code, it may be required to mark-to-market these contracts and recognize for federal income tax purposes any unrealized gains and losses at its fiscal year end even though it  continues  to hold the  contracts.
Under these  provisions,  gains or losses on the  contracts  generally  would be treated as 60% long-term and 40% short-term gains or losses, but gains or losses on certain  foreign  currency  contracts  would be treated as ordinary income or losses.  In  determining  its net income for excise tax purposes,  the Fund also would be required to  mark-to-market  these contracts  annually as of October 31
(for capital gain net income and ordinary  income  arising from certain  foreign currency  contracts),  and to realize and  distribute  any resulting  income and gains.

     Securities  lending   transactions.   The  Fund  may  lend  its  investment
securities  to  approved  borrowers  who need to borrow  securities  in order to complete certain transactions.  By lending its investment  securities,  the Fund attempts to increase its income through the receipt of interest on the loan. The
Fund's entry into  securities  lending  transactions  may cause the  replacement income  earned on the loaned  securities  to fall outside of the  definition  of qualified  dividend  income.  This  replacement  income  generally  will  not be eligible for reduced rates of taxation on qualified dividend income.

     Tax straddles.  The Fund's  investment in options,  futures,  forwards,  or foreign currency contracts in connection with certain hedging transactions could cause it to hold offsetting positions in securities.  If the Fund's risk of loss with respect to specific securities in its portfolio is substantially diminished by the fact that it holds  other  securities,  the Fund  could be deemed to have entered  into a tax  "straddle"  or to hold a  "successor  position"  that would require any loss realized by it to be deferred for tax purposes.

     Convertible  debt.  Convertible  debt is  ordinarily  treated  as a "single property"  consisting of a pure debt interest until conversion,  after which the investment  becomes an equity  interest.  If the security is issued at a premium
(i.e.,  for cash in  excess  of the face  amount  payable  on  retirement),  the creditor-holder  may  amortize  the  premium  over the life of the bond.  If the
security   is  issued  for  cash  at  a  price  below  its  face   amount,   the
creditor-holder  must accrue  original issue discount in income over the life of the debt.

     Constructive sales. The Fund's entry into an option or other contract could be treated as the "constructive  sale" of an "appreciated  financial  position,"
causing it to realize gain, but not loss, on the position.

                                       45

     Credit default swap agreements. The Fund may enter into credit default swap agreements.  The rules governing the tax aspects of swap agreements that provide for contingent  nonperiodic  payments of this type are in a developing stage and are not entirely clear in certain aspects.  Accordingly,  while the Fund intends to account for such  transactions in a manner deemed to be appropriate,  the IRS might not accept such  treatment.  The Fund intends to monitor  developments  in this area. Certain requirements that must be met under the Code in order for the
Fund to qualify as a regulated  investment company may limit the extent to which the Fund will be able to engage in credit default swap agreements.

     Investment in taxable mortgage pools (excess inclusion income). Real estate investment trusts ("REITs") in which the Fund invests (if any) may hold residual interests in certain  mortgage  pooling  vehicles formed as real estate mortgage investment conduits ("REMICs") and/or may enter into transactions that result in a portion of the REIT's assets  qualifying as a "taxable mortgage pool" for U.S.
federal income tax purposes. Also, the Fund may make direct investments in REMIC residual  interests.  The  portion  of the  Fund's  income  received  from REMIC residual  interests,  either  directly or through an  investment  in a REIT that holds such  interests or qualifies  as a taxable  mortgage  pool (such income is referred to in the Code as "excess inclusion  income")  generally is required to be  allocated  by the  Fund to the  Fund's  shareholders  in  proportion  to the dividends  paid  to such  shareholders  with  the  same  consequences  as if the shareholders received the excess inclusion income directly.

     Under these rules,  the Fund will be taxed at the highest  corporate income tax rate on its excess  inclusion  income that is allocable to the percentage of its  shares  held in  record  name by  "disqualified  organizations,"  which are
generally   certain   cooperatives,   governmental   entities   and   tax-exempt
organizations  that are exempt from tax on unrelated business taxable income. To the extent that Fund shares owned by  "disqualified  organizations"  are held in record name by a  broker/dealer  or other nominee,  the  broker/dealer  or other nominee would be liable for the corporate level tax on the portion of the Fund's excess inclusion  income  allocable to Fund shares held by the  broker/dealer or other nominee on behalf of the  "disqualified  organizations."  The Fund expects that disqualified organizations own their shares. Because this tax is imposed at
the  Fund  level,  all  shareholders,   including   shareholders  that  are  not
disqualified organizations,  will bear a portion of the tax cost associated with
the  Fund's  receipt  of  excess  inclusion  income.   However,  to  the  extent
permissible under the 1940 Act, a regulated  investment company such as the Fund is permitted under Treasury  Regulations to specially  allocate this tax expense to the disqualified organizations to which it is attributable, without a concern that such an allocation will constitute a preferential dividend.

     In addition,  with respect to Fund  shareholders who are not nominees,  for
Fund taxable years  beginning on or after January 1, 2007,  the Fund must report excess inclusion income to shareholders in two cases:

     o    If the excess  inclusion  income received by the Fund from all sources exceeds 1% of the Fund's gross income,  it must inform the non-nominee shareholders  of the amount and character of excess  inclusion  income allocated to them; and

     o    If the Fund receives excess  inclusion income from a REIT whose excess inclusion  income in its most  recent  tax year  ending not later than nine months  before the

                                       46

          first day of the Fund's  taxable year  exceeded 3% of the REIT's total dividends,  the Fund must inform its  non-nominee  shareholders of the amount and character of the excess  inclusion income allocated to them from such REIT.

     Under these rules,  the taxable  income of any Fund  shareholder  can in no event be less that the sum of the  excess  inclusion  income  allocated  to that shareholder  and any such  excess  inclusion  income  cannot  be  offset  by net operating losses of the shareholder.  If the shareholder is a tax-exempt  entity and not a  "disqualified  organization,"  then this  income is fully  taxable as unrelated business taxable income under the Code. Charitable remainder trusts do not incur  UBTI by  receiving  excess  inclusion  income  from the Fund.  If the shareholder  is a non-U.S.  person,  such  shareholder  would be subject to U.S.
federal income tax withholding at a rate of 30% on this income without reduction or exemption  pursuant to any  otherwise  applicable  income tax treaty.  If the shareholder  is a REIT,  a regulated  investment  company,  common trust fund or other  pass-through  entity,  such  shareholder's  allocable share of the Fund's excess  inclusion  income would be considered  excess  inclusion  income of such entity and such entity would be subject to tax at the highest corporate tax rate on any excess  inclusion  income allocated to their owners that are disqualified organizations.  Accordingly,  investors  should be aware  that a portion  of the
Fund's income may be considered excess inclusion income.

     Compliance  with  these  requirements  will  require  the  Fund  to  obtain significant cooperation from the REITs in which it invests.

     Investments in securities of uncertain tax  character.  The Fund may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such  securities  or the income  from such  securities  differs  from the tax treatment  expected  by the Fund,  it could  affect the timing or  character  of income  recognized  by  the  Fund,  requiring  the  Fund  to  purchase  or  sell securities,  or otherwise change its portfolio,  in order to comply with the tax rules applicable to regulated investment companies under the Code.

     Backup  Withholding.  By law,  the Fund must  withhold  a  portion  of your taxable dividends and sales proceeds unless you:

     o    provide  your  correct  social  security  or  taxpayer  identification number,
     o    certify that this number is correct,
     o    certify that you are not subject to backup withholding, and
     o    certify that you are a U.S. person (including a U.S. resident alien).

     The  Fund  also  must  withhold  if the  IRS  instructs  it to do so.  When withholding  is  required,  the amount will be 28% of any  dividends or proceeds paid.  The special U.S. tax  certification  requirements  applicable to non-U.S.
investors are described under the "Non-U.S. Investors" heading below.

     Non-U.S. Investors.  Non-U.S. investors (shareholders who, as to the United
States,  are a nonresident  alien individual,  foreign trust or estate,  foreign corporation,  or foreign  partnership)  may be subject to U.S.  withholding  and estate tax and are subject to special U.S. tax certification

                                       47

requirements.  Non-U.S.  investors  should  consult their tax advisors about the applicability  of U.S. tax withholding  and the use of the appropriate  forms to certify their status.

     In general.  The United  States  imposes a flat 30%  withholding  tax (or a withholding tax at a lower treaty rate) on U.S. source  dividends,  including on income  dividends  paid to you by the Fund,  subject to certain  exemptions  for
dividends  designated  as  capital  gain  dividends,   short-term  capital  gain
dividends  and   interest-related   dividends  as  described   below.   However,
notwithstanding  such  exemptions  from  U.S.  withholding  at the  source,  any dividends and distributions of income and capital gains,  including the proceeds from the sale of your Fund shares,  will be subject to backup  withholding  at a rate of 28% if you fail to properly certify that you are not a U.S. person.

     Capital gain  dividends & short-term  capital gain  dividends.  In general, capital gain dividends  designated by the Fund and paid from either long-term or short-term  capital gains (other than gain realized on  disposition of U.S. real property  interests)  are not subject to U.S.  withholding  tax unless you are a nonresident  alien  individual  present  in the  United  States  for a period or periods aggregating 183 days or more during the taxable year.

     Interest-related  dividends.  Interest-related  dividends designated by the
Fund and paid  from  qualified  net  interest  income  are not  subject  to U.S.
withholding tax. "Qualified interest income" includes,  in general,  U.S. source
(1) bank deposit  interest,  (2) short-term  original  discount and (3) interest
(including original issue discount, market discount, or acquisition discount) on an obligation which is in registered form,  unless it is earned on an obligation issued  by a  corporation  or  partnership  in which  the  Fund is a  10-percent shareholder or is contingent  interest,  and (4) any  interest-related  dividend from another regulated investment company. On any payment date, the amount of an income dividend that is designated by the Fund as an  interest-related  dividend may be more or less than the amount  that is so  qualified.  This is because the designation is based on an estimate of the Fund's  qualified net interest income for its entire  fiscal  year,  which can only be  determined  with  exactness at fiscal year end. As a consequence,  the Fund may over withhold a small amount of
U.S. tax from a dividend  payment.  In this case, the non-U.S.  investor's  only recourse may be to either forgo recovery of the excess withholding, or to file a
United States nonresident income tax return to recover the excess withholding.

     Further  limitations  on tax reporting for  interest-related  dividends and short-term  capital gain dividends for non-U.S.  investors;  sunset rule. It may not be practical in every case for the Fund to designate,  and the Fund reserves the right in these cases to not designate,  small amounts of interest-related or short-term  capital gain  dividends.  Additionally,  the Fund's  designation  of interest-related  or short-term capital gain dividends may not be passed through
to   shareholders   by   intermediaries   who   have   assumed   tax   reporting
responsibilities  for this income in managed or omnibus  accounts due to systems limitations  or operational  constraints.  The exemption  from  withholding  for short-term  capital gain  dividends and  interest-related  dividends paid by the
Fund is effective for  dividends  paid with respect to taxable years of the Fund beginning  after  December  31,  2004 and  before  January 1, 2008  unless  such exemptions are extended or made permanent.

     Investment in U.S. real property.  The Fund may invest in equity securities of  corporations  that  invest in U.S.  real  property,  including  Real  Estate
Investment Trusts (REITs).

                                       48

The sale of a U.S.  real property  interest  (USRPI) by a REIT in which the Fund
invests  may  trigger   special  tax   consequences   to  the  Fund's   non-U.S.
shareholders.

     The Foreign  Investment  in Real  Property Tax Act of 1980  (FIRPTA)  makes
non-U.S.  persons  subject to U.S. tax on disposition of a USRPI as if he or she were a U.S. person.  Such gain is sometimes referred to as FIRPTA gain. The Code provides a  look-through  rule for  distributions  of FIRPTA gain by a regulated investment company (RIC), such as the Fund, from a REIT as follows:

o    The RIC is classified as a qualified investment entity. A RIC is classified as a "qualified  investment  entity" with  respect to a  distribution  to a
     non-US   person  which  is   attributable   directly  or  indirectly  to  a
     distribution from a REIT if, in general,  more than 50% of the RIC's assets consists of interests in REITs and U.S. real property holding corporations;
     and

o    You are a  non-U.S.  shareholder  that owns more than 5% of a class of Fund shares at any time  during the  one-year  period  ending on the date of the distribution.

o    If these conditions are met, such Fund  distributions to you are treated as gain from the  disposition  of a USRPI,  causing  the  distributions  to be subject to U.S.  withholding  tax at a rate of 35%, and requiring  that you file a nonresident U.S. income tax return.

o    In addition, even if you do not own more than 5% of a class of Fund shares, but the Fund is qualified investment entity, such Fund distributions to you will be taxable as ordinary  dividends  (rather  than as a capital  gain or short-term  capital gain  dividend)  subject to withholding at 30% or lower treaty rate.

     For Fund distributions  prior to January 1, 2008, the look-through rule for passing  through  FIRPTA  gain  from the Fund to  non-U.S.  shareholders  is not limited to distributions from a REIT in which the Fund invests, but includes any distributions  that are  attributable  to gain from the sale or disposition of a
USRPI if, in general, more than 50% of the RIC's assets consists of interests in
REITs and U.S. real property holding corporations.

     Because  the Fund  expects  to invest  less  than 50% of its  assets at all times,  directly or indirectly in U.S. real property interests,  it expects that neither gain on the sale or  redemption  of Fund shares nor Fund  dividends  and distributions would be subject to FIRPTA reporting and tax withholding.

     Net investment  income from dividends on stock and foreign source  interest income continue to be subject to withholding tax; effectively  connected income.
Ordinary  dividends paid by the Fund to non-U.S.  investors on the income earned on portfolio  investments in (i) the stock of domestic and foreign corporations, and (ii) the debt of foreign issuers continue to be subject to U.S.  withholding tax. If you hold your Fund shares in connection  with a U.S.  trade or business, your income and gains will be considered  effectively connected income and taxed in the  U.S.  on a net  basis,  in  which  case  you may be  required  to file a nonresident U.S. income tax return.

     U.S.  estate tax. An  individual  who, at the time of death,  is a non-U.S.
shareholder will nevertheless be subject to U.S. federal estate tax with respect to Fund shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty

                                       49

exemption is available,  a decedent's estate may nonetheless need to file a U.S.
estate  tax  return to claim  the  exemption  in order to obtain a U.S.  federal transfer certificate. The transfer certificate will identify the property (i.e.,
Fund shares) as to which the U.S. federal estate tax lien has been released.  In the  absence  of a  treaty,  there is a  $13,000  statutory  estate  tax  credit
(equivalent to U.S. situs assets with a value of $60,000). For estates with U.S.
situs  assets  of not more  than  $60,000,  the Fund  may  accept,  in lieu of a transfer  certificate,  an affidavit from an appropriate  individual  evidencing that decedent's U.S. situs assets are below this threshold  amount. In addition, a partial  exemption  from U.S estate tax may apply to Fund  shares  held by the estate of a nonresident decedent. The amount treated as exempt is based upon the proportion of the assets held by the Fund at the end of the quarter  immediately preceding the decedent's  death that are debt  obligations,  deposits,  or other property that would  generally be treated as situated  outside the United States if held directly by the estate.  This provision applies to decedents dying after
December 31, 2004 and before January 1, 2008,  unless such provision is extended or made  permanent.  Transfers  by  gift of  shares  of the  Fund by a  non-U.S.
shareholder  who is a nonresident  alien  individual will not be subject to U.S.
federal gift tax. The tax  consequences  to a non-U.S.  shareholder  entitled to claim the  benefits  of an  applicable  tax treaty may be  different  from those described  herein.  Non-U.S.  shareholders  are urged to  consult  their own tax advisers  with  respect  to  the  particular  tax  consequences  to  them  of an investment in the Fund, including the applicability of foreign tax.

     U.S tax certification  rules.  Special U.S. tax certification  requirements apply to non-U.S. shareholders both to avoid U.S. back up withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder's country of residence.  In general, a non-U.S.  shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person,  to claim that you are the beneficial owner of the income and, if applicable,  to claim a reduced rate of, or exemption from,  withholding as a  resident  of a country  with  which the  United  States  has an income tax treaty. A Form W-8 BEN provided without a U.S.  taxpayer  identification  number will  remain in effect for a period  beginning  on the date signed and ending on the last day of the third  succeeding  calendar year unless an earlier change of circumstances makes the information on the form incorrect.

     Effect  of Future  Legislation;  Local Tax  Considerations.  The  foregoing general  discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly  change the conclusions  expressed  herein,  and any such  changes or  decisions  may have a  retroactive  effect with respect to the transactions  contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation  described above.  Distributions may also be subject to  additional  state,  local and  foreign  taxes  depending  on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S.
tax rules that differ  significantly  from those summarized above.  Shareholders are urged to consult  their tax  advisers  as to the  consequences  of these and other state and local tax rules affecting investment in the Fund.

     This discussion of "ADDITIONAL  INFORMATION ON DISTRIBUTIONS  AND TAXES" is
not  intended  or written to be used as tax advice and does not  purport to deal with all federal tax  consequences  applicable  to all  categories of investors, some of which may be subject

                                       50

to special  rules.  You  should  consult  your own tax  advisor  regarding  your particular circumstances before making an investment in the Fund.

FINANCIAL STATEMENTS

     The Fund's  Financial  Statements  for the fiscal year ended June 30, 2007, including  the  Report of its  Independent  Registered  Public  Accountant,  are
included  in the  Fund's  most  recent  Annual  Report to  Shareholders  and are incorporated into this SAI by reference.  The Annual Report may be obtained free of charge by calling  the Fund at  1-877-363-6333,  or by writing to the Fund at its address listed on the cover of this SAI.

                                       51

                               BARRETT GROWTH FUND
                       c/o U.S. Bancorp Fund Services, LLC
                            615 East Michigan Street
                               Milwaukee, WI 53202
                            Toll Free: (877) 363-6333

                               INVESTMENT ADVISER
                            Barrett Associates, Inc.
                                 90 Park Avenue
                               New York, NY 10016

                                   DISTRIBUTOR
                        Legg Mason Investor Services, LLC
                                100 Light Street
                               Baltimore, MD 21202

                        ADMINISTRATOR, FUND ACCOUNTANT &
                                 TRANSFER AGENT
                         U.S. Bancorp Fund Services, LLC
                            615 East Michigan Street
                               Milwaukee, WI 53202

                                    CUSTODIAN
                                 U.S. Bank, N.A.
                               Custody Operations
                           1555 N. River Center Drive
                                    Suite 301
                               Milwaukee, WI 53212

                                  LEGAL COUNSEL
                      Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                            Tait, Weller & Baker LLP
                         1818 Market Street, Suite 2400
                             Philadelphia, PA 19103

                                       52

                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS.

(a)       (1)  Amended and Restated  Agreement and  Declaration  of Trust of the
               Registrant,  dated  April 28,  1999,  is  incorporated  herein by reference to  Post-Effective  Amendment No. 9 to the Registrant's
               Registration  Statement  on Form  N-1A as filed  with the SEC via
               EDGAR on October 27, 2006.

          (2)  Certificate of Trust of the Registrant,  as filed in the State of
               Delaware  on  September  29,  1998,  is  incorporated  herein  by reference to Registrant's Initial Registration  Statement on Form
               N-1A as filed with the SEC via EDGAR on October 2, 1998.

(b)  Amended and Restated By-laws of the Registrant are  incorporated  herein by
     reference  to   Post-Effective   Amendment   No.  9  to  the   Registrant's
     Registration  Statement  on Form  N-1A as filed  with the SEC via  EDGAR on
     October 27, 2006.

(c)  Instruments Defining the Rights of Security Holders.

     See Article III,  "Shares" and Article V  "Shareholders'  Voting Powers and
     Meetings" of the Registrant's  Agreement and Declaration of Trust, which is incorporated herein by reference.

     See also,  Article  II,  "Meetings  of  Shareholders"  of the  Registrant's
     By-Laws, which are incorporated herein by reference.

(d)       (1)  Investment Management Agreement between Barrett Associates,  Inc.
               and The  Barrett  Funds,  on behalf of the Barrett  Growth  Fund, dated as of March 7, 2001, is incorporated herein by reference to
               Post-Effective  Amendment No. 3 to the Registrant's  Registration
               Statement on Form N-1A as filed with the SEC via EDGAR on October
               30, 2001.

          (2)  Expense Limitation Agreement between Barrett Associates, Inc. and
               The Barrett Funds, on behalf of the Barrett Growth Fund, dated as
               of  September   24,  2007  is  filed   herewith  as  Exhibit  No.
               EX-99(d)(2).

(e)  Distribution  Agreement  between The Barrett Funds and Legg Mason  Investor
     Services, LLC dated as of January 1, 2007, is filed herewith as Exhibit No.
     EX-99(e).

(f)  Bonus or Profit Sharing Contracts.

     Not Applicable.

(g)       (1)  Custodian  Servicing  Agreement  between  the  Barrett  Funds and
               Firstar   Bank,   N.A.,   dated  as  of  December  18,  1998,  is
               incorporated herein by reference to Post-Effective  Amendment No.
               2 to the  Registrant's  Registration  Statement  on Form  N-1A as
               filed with the SEC via EDGAR on October 30, 2000.

          (2)  Amendment  effective  January 1, 2002 to the Custodian  Servicing
               Agreement  reflecting the  Custodian's  name change to U.S. Bank,
               N.A.  is  incorporated  herein  by  reference  to  Post-Effective
               Amendment  No. 5 to the  Registrant's  Registration  Statement on
               Form N-1A as filed with the SEC via EDGAR on October 28, 2002.

(h)       (1)  Fund  Administration  Servicing  Agreement  between  The  Barrett
               Funds, on behalf of its series, and Firstar Mutual Fund Services,
               LLC,  dated as of December 18, 1998,  is  incorporated  herein by reference to  Post-Effective  Amendment No. 2 to the Registrant's
               Registration  Statement  on Form  N-1A as filed  with the SEC via
               EDGAR on October 30, 2000.

               (a)  Amendment   effective   January   1,   2002   to  the   Fund
                    Administration   Servicing  Agreement  reflecting  the  name
                    change to U.S.  Bancorp Fund Services,  LLC is  incorporated herein by reference to Post-Effective Amendment No. 5 to the
                    Registrant's  Registration  Statement  on Form N-1A as filed with the SEC via EDGAR on October 28, 2002.

          (2)  Transfer Agent Servicing  Agreement between The Barrett Funds, on behalf of its series,  and Firstar  Mutual  Fund  Services,  LLC, dated  as  of  December  18,  1998,  is  incorporated  herein  by reference to  Post-Effective  Amendment No. 2 to the Registrant's
               Registration  Statement  on Form  N-1A as filed  with the SEC via
               EDGAR on October 30, 2000.

               (a)  Amendment  effective  January 1, 2002 to the Transfer  Agent
                    Servicing  Agreement  reflecting  the  name  change  to U.S.
                    Bancorp  Fund  Services,   LLC  is  incorporated  herein  by
                    reference  to   Post-Effective   Amendment   No.  5  to  the
                    Registrant's  Registration  Statement  on Form N-1A as filed with the SEC via EDGAR on October 28, 2002.

               (b)  Form of Amendment effective October 22, 2002 to the Transfer
                    Agent  Servicing  Agreement  reflecting  the  delegation  of anti-money  laundering duties to U.S. Bancorp Fund Services,
                    LLC is  incorporated  herein by reference to  Post-Effective
                    Amendment No. 7 to the Registrant's  Registration  Statement
                    on Form N-1A as filed with the SEC via EDGAR on October  28,
                    2004.

          (3)  Fund Accounting Servicing Agreement between The Barrett Funds, on behalf of its series,  and Firstar  Mutual  Fund  Services,  LLC, dated  as  of  December  18,  1998,  is  incorporated  herein  by reference to  Post-Effective  Amendment No. 2 to the Registrant's
               Registration  Statement  on Form  N-1A as filed  with the SEC via
               EDGAR on October 30, 2000.

               (a)  Amendment  effective  January 1, 2002 to the Fund Accounting
                    Servicing  Agreement  reflecting  the  name  change  to U.S.
                    Bancorp  Fund  Services,   LLC  is  incorporated  herein  by
                    reference  to   Post-Effective   Amendment   No.  5  to  the
                    Registrant's  Registration  Statement  on Form N-1A as filed with the SEC via EDGAR on October 28, 2002.

(i)  Opinion and Consent of Stradley,  Ronon,  Stevens & Young, LLP, independent counsel to the Registrant,  dated December 18, 1998, is incorporated herein by  reference  to  Post-Effective  Amendment  No.  3  to  the  Registrant's
     Registration  Statement  on Form  N-1A as filed  with the SEC via  EDGAR on
     October 30, 2001.

(j)       (1)  Consent of  independent  public  auditors  is filed  herewith  as
               Exhibit No. EX-99(j)(1).

          (2)  Power of Attorney for the  Registrant  and Trustees  dated August
               28, 2005 is  incorporated  herein by reference to  Post-Effective
               Amendment No. 8 to  Registrant's  Registration  Statement on Form
               N-1A as filed with the SEC via EDGAR on October 28, 2005.

(k)  Omitted Financial Statements

     Not Applicable.

(l)  Initial Capital Agreements

     Not Applicable.

(m)  Rule 12b-1 Distribution  Plan,  effective February 5, 2001, is incorporated herein by reference to  Post-Effective  Amendment No. 3 to the Registrant's
     Registration  Statement  on Form  N-1A as filed  with the SEC via  EDGAR on
     October 30, 2001.

(n)  Rule 18f-3 Plan

     Not Applicable.

(o)       (1)  Amended and Restated  Joint Code of Ethics of the  Registrant and
               Barrett  Associates,  Inc. is incorporated herein by reference to
               Post-Effective  Amendment  No.  6  to  Registrant's  Registration
               Statement on Form N-1A as filed with the SEC via EDGAR on October
               28, 2004.

          (2)  Amended  and  Restated  Code of  Ethics  of Legg  Mason  Investor
               Services, LLC is field herewith as Exhibit No. EX-99(o)(2).

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

None.

ITEM 25. INDEMNIFICATION.

Reference is made to Article VII, Section 7.02 of the Registrant's Agreement and
Declaration of Trust as incorporated herein by reference.

Pursuant  to Rule  484  under  the  Securities  Act of  1933,  as  amended,  the
Registrant furnishes the following undertaking:  "Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and  controlling  persons of the  Registrant  pursuant to the foregoing provisions,  or otherwise,  the Registrant has been advised that, in the opinion of the  Securities  and Exchange  Commission,  such  indemnification  is against public policy as expressed in the Act and is, therefore,  unenforceable.  In the event that a claim for indemnification  against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee,  officer or controlling  person of the Registrant in the  successful  defense of any action, suit or proceeding) is asserted by such trustee,  officer or controlling  person in connection with the securities being registered,  the Registrant will, unless in the  opinion  of its  counsel  the matter  has been  settled  by  controlling precedent,  submit to a court of appropriate  jurisdiction  the question whether such  indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue."

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR.

Barrett  Associates,  Inc.,  the  investment  advisor to the Barrett Growth Fund series, provides investment advisory services consisting of portfolio management for a variety of individuals and  institutions  and currently has  approximately
$2.1  billion  in assets  under  management.  Additional  information  regarding
Barrett Associates,  Inc. and information  concerning the officers and directors of Barrett Associates,  Inc. is included in its Form ADV, as filed with the U.S.
Securities and Exchange Commission  ("SEC")(registration  number 801-831) and is incorporated herein by reference.

ITEM 27. PRINCIPAL UNDERWRITER.

(a)  Legg Mason Investor Services,  LLC, underwriter for The Barrett Funds, also serves as distributor for the following entities:

         Legg Mason Partners Funds Trust
         Variable Annuity Portfolios
         Legg Mason Partners Premium Money Market Trust
         Legg Mason Partners Institutional Trust
         Legg Mason Partners Money Market Trust
         Smith Barney Multiple Discipline Trust
         Western Asset High Income Opportunity Fund Inc.
         Western Asset Intermediate Muni Fund, Inc.
         Legg Mason Partners Equity Trust
         LMP Real Estate Income Fund Inc.
         Western Asset Managed High Income Portfolio Inc.
         Western Asset Managed Municipals Portfolio Inc.
         Western Asset Municipal High Income Fund Inc.
         LMP Corporate Loan Fund Inc.
         Western Asset Zenix Income Fund Inc.
         Barrett Opportunity Fund, Inc.
         Western Asset 2008 Worldwide Government Term Trust Inc.
         Western Asset High Income Fund Inc.
         Western Asset High Income Fund II Inc.
         Western Asset Emerging Markets Income Fund Inc.
         Western Asset Emerging Markets Income Fund II Inc.
         Western Asset Emerging Markets Floating Rate Fund Inc.
         Western Asset Global High Income Fund Inc.
         Western Asset Emerging Markets Debt Fund Inc.
         LMP Capital and Income Fund Inc.
         Western Asset Inflation Management Fund Inc.
         Western Asset Variable Rate Strategic Fund Inc.
         Western Asset Global Partners Income Fund Inc.
         Western Asset Municipal Partners Fund Inc.
         Western Asset Municipal Partners Fund II Inc.
         Legg Mason Partners Variable Income Trust
         Legg Mason Partners Income Trust
         Smith Barney Institutional Cash Management Fund, Inc.
         Travelers Series Fund Inc., Legg Mason Cash Reserve Trust, Inc.
         Legg Mason Charles Street Trust, Inc.
         Legg Mason Global Trust, Inc.
         Legg Mason Growth Trust, Inc.
         Legg Mason Income Trust, Inc.
         Legg Mason Investment Trust, Inc.
         Legg Mason Investors Trust, Inc.
         Legg Mason Light Street Trust, Inc.
         Legg Mason Special Investment Trust, Inc.
         Legg Mason Tax Exempt Trust, Inc.
         Legg Mason Tax-Free Income Fund
         Legg Mason Value Trust, Inc.
         Western Asset Funds, Inc.

(b)  The  following  tables  sets  forth  information  as to  the  Distributor's
     Directors, Officers, Partners and Control Persons:

                              Positions and Offices with     Positions and Offices with
Name and Business Address*           Underwriter                   the Registrant
Timothy C. Scheve                  Managing Director                     None
Mark R. Fetting                    Managing Director                     None
D. Stuart Bowers                    Vice President                       None
W. Talbot Daley                     Vice President                       None
Thomas J. Hirschmann                Vice President                       None
Joseph M. Furey                General Counsel and Chief                 None
                                  Compliance Officer
Ronald Holinsky                         Counsel                          None
Robert E. Patterson                     Counsel                          None
Theresa M. Silberzahn           Chief Financial Officer                  None
Elisabeth F. Craig            AML Compliance Officer and                 None
                                Director of Continuing
                                       Education

*    All Addresses are 100 Light Street, Baltimore, Maryland 21202

(c)  Not Applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

The  accounts,  books  or  other  documents  of the  Registrant  required  to be maintained by Section 31(a) of the  Investment  Company Act of 1940, as amended, and the rules  promulgated  thereunder  will be  located  at the  offices of the
Registrant and at additional locations as follows:

Name and Address

Barrett Associates, Inc. 90 Park Avenue
New York, NY 10016

U.S. Bancorp Fund Services, LLC 615 East Michigan Street
Milwaukee, Wisconsin 53202

U.S. Bank, N.A. 425 Walnut Street
Cincinnati, OH 45202

ITEM 29. MANAGEMENT SERVICES.

All  management-related  service contracts are discussed in Parts A or B of this
Registration Statement.

ITEM 30. UNDERTAKINGS.

The Registrant hereby undertakes to furnish each person to whom a Prospectus for one or more of the  series of the  Registrant  is  delivered  with a copy of the relevant latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Act of 1933,  as amended (the
"1933 Act") and the Investment  Company Act of 1940, as amended,  the Registrant certifies  that it  meets  all of the  requirements  for  effectiveness  of this
Registration  Statement under Rule 485(b) under the 1933 Act and has duly caused this  Registration  Statement  to be  signed on its  behalf by the  undersigned, thereto  duly  authorized,  in the city of New York on the 29th day of  October,
2007.

                                            The Barrett Funds
                                            (Registrant)

                                            By: /s/ Peter H. Shriver
                                                 Peter H. Shriver, President

Pursuant to the  requirements of the Securities Act of 1933,  this  Registration
Statement has been signed below by the following  persons in the  capacities and on the date indicated below:

/s/ Ronald E. Kfoury             Trustee              October 29, 2007
Ronald E. Kfoury*

/s/ Edward M. Mazze, Ph.D.       Trustee              October 29, 2007
Edward M. Mazze, Ph.D.*

/s/ Gerard E. Jones              Trustee              October 29, 2007
Gerard E. Jones*

/s/ Peter H. Shriver             President            October 29, 2007
Peter H. Shriver

/s/ Paula J. Elliot              Treasurer            October 29, 2007
Paula J. Elliott

* By: /s/ Peter H. Shriver
        Peter H. Shriver
        Pursuant to Powers-of-Attorney

                                  EXHIBIT INDEX

EXHIBIT NO.    DESCRIPTION                                              EXHIBIT NO.
Item 23(d)(2)  Expense Limitation Agreement between Barrett Associates, EX-99.d.2
               Inc. and The Barrett Funds, on behalf of the Barrett
               Growth Fund, dated as of September 24, 2007

Item 23(e)     Distribution Agreement between The Barrett Funds and     EX-99.e
               Legg Mason Investor Services, LLC dated as of January 1,
               2007

Item 23(j)(1)  Consent of Auditors                                      EX-99.j.1

Item 23(o)(2)  Amended and Restated Code of Ethics of Legg Mason        EX-99.o.2
               Investor Services, LLC